As filed with the Securities and Exchange Commission on July 7, 2014

1933 Act File No. 033-11387
1940 Act File No. 811-04984

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 196	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 195	[ X ]
(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas  76155
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ X ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS
xx xx, 201x

American Beacon Crescent Short Duration High Income Fund
A CLASS [xxxx]
C CLASS [xxxx]
Y CLASS [xxxx]
INSTITUTIONAL CLASS [xxxx]
INVESTOR CLASS [xxxx]

This Prospectus contains important information you should know about investing, including information about risks. Please read it before you invest and keep it for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary
American Beacon Crescent Short Duration High Income Fund	xx

Additional Information About the Fund

Additional Information About Investment Policies and Strategies	xx
Additional Information About Investments	xx
Additional Information About Risks	xx
Additional Information About the Performance Benchmark	xx

Fund Management

The Manager	xx
The Sub-Advisor	xx
Valuation of Shares	xx

About Your Investment

Choosing Your Share Class	xx
Purchase and Redemption of Shares	xx
General Policies	xx
Frequent Trading and Market Timing	xx
Distributions and Taxes	xx

Additional Information

Distribution and Service Plans	xx
Portfolio Holdings	xx
Delivery of Documents	xx
Financial Highlights	xx
Back Cover

American Beacon
Crescent Short Duration High Income FundSM

Investment Objective
The Fund’s investment objective is high current income with capital appreciation as a secondary objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page xx of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page xx of the statement of additional information.

Shareholder Fees
(fees paid directly from your investment)
	Share class
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	2.50%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%1	1.00%	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Institutional	Investor

Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other expenses2	1.24%	1.24%	1.19%	1.09%	1.47%
Acquired Fund Fees and Expenses2	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.95%	2.70%	1.65%	1.55%	1.93%
Fee Waiver and/or expense reimbursement	(0.69)%	(0.69)%	(0.69)%	(0.69)%	(0.69)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment3	1.26%	2.01%	0.96%	0.86%	1.24%

1	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $250,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
2	Other expenses and Acquired Fund Fees and Expenses are based on estimated expenses for the current fiscal year.
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The Manager has contractually agreed to waive and/or reimburse Other Expenses of the Fund’s A Class, C Class, Y Class, Institutional Class, and Investor Class shares, as applicable, through May 29, 2016 to the extent that Total Annual Fund Operating Expenses exceed 1.25% for the A Class, 2.00% for the C Class, 0.95% for the Y Class, 0.85% for the Institutional Class and 1.23% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Share class	1 year	3 years
A	$ 696	$ 1,089
C	$ 304	$ 773
Y	$ 98	$ 453
Institutional	$ 88	$ 422
Investor	$ 126	$ 539

Assuming no redemption of shares:

Share class	1 year	3 years
C	$204	$773

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies
Under normal circumstances, the Fund will invest primarily in high yield fixed income securities and bank loans that are rated below investment grade.  The Fund considers investments to be below investment grade if they are rated BB or lower by Standard & Poor’s Ratings Services or Fitch, Inc. and/or Ba or lower by Moody’s Investors Service, Inc., or, if unrated, deemed to be below investment grade by Crescent Capital Group LP (“Crescent Capital”), the Fund’s sub-advisor.  Below investment grade fixed income securities are commonly referred to as “junk bonds.”

The fixed-income securities in which the Fund may invest include high yield bonds, corporate bonds, bank loans, senior loans, fixed or floating rate securities, and preferred stock of domestic or foreign issuers. The Fund also may invest in illiquid securities, including investments in private debt instruments, but the Fund generally will limit such investments to 10% or less of the Fund’s portfolio. The Fund intends to maintain a dollar-weighted average duration of three years or less and a weighted average maturity of three years or less.

Crescent Capital’s investment strategy is to tactically allocate among fixed and floating rate, secured and unsecured, and public and private credit investments to achieve a high level of current income regardless of the overall credit or interest rate environment.  Crescent Capital’s investment philosophy is based on a credit-intensive research process that seeks to exploit credit market inefficiencies.  The sub-advisor seeks investment opportunities among different types of fixed income securities and a range of market sectors.  Crescent Capital seeks to invest in fixed income securities issued by companies that demonstrate one or more of the following characteristics: (i) predictable demand and stable cash flows; (ii) competitive positions in well-defined markets niches; (iii) sustainable margins, profitability and growth; (iv) strong financial and managerial controls; and (v) seasoned management teams.

The Fund may invest cash balances in other investment companies, including money market funds.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Bank Loans and Senior Loan Risk
Bank loans and senior loans are subject to credit risk, interest rate risk and liquidity risk. In addition, bank loans and senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan.

Credit Risk
The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.  Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

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Floating Rate Securities Risk
The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate.  Floating rate securities are subject to interest rate risk and credit risk.

Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

High Yield Securities Risk
Investing in high yield, below-investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities.  Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.  Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Interest Rate Risk
The Fund is subject to the risk that the market value of fixed income securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. As of the date of this Prospectus, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. The price of fixed income securities is also affected by their duration. Fixed income securities with longer duration generally have greater sensitivity to changes in interest rates.

Investment Risk
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk
From time to time, certain investments held by the Fund may have limited marketability or have restrictions on sale, and may be difficult to sell at favorable times or prices. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

Market Events Risk
Turbulence in financial markets and reduced liquidity in credit, fixed-income, and equity markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s fixed-income investments are subject to the risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Preferred Stock Risk
If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Therefore, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made.  Preferred stocks may also be subject to credit risk.

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Restricted Securities/Rule 144A Securities Risk
Securities not registered in the U.S. under the Securities Act are restricted as to their resale. They may be less liquid than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisors consider it desirable to do so and/or may have to sell the security at a lower price.  In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor’s investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Unrated Securities Risk
Because the Fund may purchase securities that are not rated by any rating organization, the sub-advisor may internally assign ratings to certain of those securities, after assessing their credit quality, in categories of those similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Fund Performance
Performance information for the Fund is not provided because the Fund has not been in operation for a full calendar year.

Management
The Manager
The Fund has retained American Beacon Advisors, Inc. to serve as its Manager.

Sub-Advisor
The Fund’s investment sub-advisor is Crescent Capital.

Portfolio Managers

Crescent Capital
John A. Fekete Managing Director & Portfolio Manager	Since Fund Inception (2014)
Jonathan R. Insull Managing Director & Portfolio Manager	Since Fund Inception (2014)
Conrad E. Chen Senior Vice President & Portfolio Manager	Since Fund Inception (2014)
Wayne Hosang Senior Vice President & Portfolio Manager	Since Fund Inception (2014)

Purchase and Sale of Fund Shares

You may buy or sell shares of the Fund through a direct mutual fund account, through a retirement account, through an investment professional or another financial intermediary. As a direct mutual fund account shareholder, you may buy or sell shares in various ways:

Internet www.americanbeaconfunds.com
Phone To reach an American Beacon representative call 1-800-658-5811, option 1 Through the Automated Voice Response Service call 1-800-658-5811, option 2 (Investor Class only)
Mail
New Accounts, Additional Purchases and Redemptions: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121	Overnight Delivery: American Beacon Funds c/o BFDS 330 West 9th Street Kansas City, MO 64105

The price to purchase shares of the Fund is the Fund’s net asset value per share (NAV) plus any applicable sales charges. Your shares will be bought at the NAV, plus any applicable sales charges, next calculated after your investment is received in proper form.

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Your shares will be redeemed at the NAV next calculated after your order is received in proper form.  The proceeds received from the redemption of shares of the Fund are the Fund’s NAV, minus the CDSC, if applicable.

The Fund is open for business each day the New York Stock Exchange (NYSE) is open.

	New Account	Existing Account
Class	Minimum	Purchase/Redemption Minimum by check/ACH/Exchange	Purchase/Redemption Minimum by Wire
C	$1000	$50	$250
A, Investor	$2500	$50	$250
Y	$100,000	$50	None
Institutional	$250,000	$50	None

Tax Information

Dividends and capital gain distributions, if any, which you receive from the Fund, are subject to federal income tax and may also be subject to state and local taxes, unless your account is tax-exempt or tax deferred (in which case you may be taxed later, upon the withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or the Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

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Additional Information About the Fund

To help you better understand the Fund, this section provides a detailed discussion of the Fund’s investment policies, its principal strategies and risks and performance benchmark. However, this Prospectus does not describe all of the Fund’s investment practices. For additional information, please see the Fund’s statement of additional information (“SAI”), which is available at www.americanbeaconfunds.com or by contacting us via telephone at 1-800-658-5811, by U.S. mail at P.O. Box 219643, Kansas City, MO 64121-9643, or by e-mail at americanbeaconfunds@ambeacon.com.

Additional Information About Investment Policies and Strategies
Investment Objective
The Fund’s investment objective is high current income with capital appreciation as a secondary objective.

The Fund’s investment objective is “non-fundamental”, which means that it may be changed by the Fund’s Board of Trustees (“Board”) without the approval of Fund shareholders.  If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and this prospectus will be supplemented.

Temporary Defensive Policy
The Fund may depart from its principal investment strategy by taking temporary defensive or interim positions in response to adverse market, economic, political or other conditions. During these times, the Fund may not achieve its investment objective.

Additional Information About the Management of the Fund

The Fund has retained American Beacon Advisors, Inc. to serve as its Manager. The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Fund. The Manager:

●	develops overall investment strategies for the Fund,
●	monitors and evaluates the sub-advisor’s investment performance,
●	monitors the sub-advisor’s compliance with the Fund’s investment objectives, policies and restrictions,
●	directs the investment of the portion of Fund assets that the sub-advisor determines should be allocated to short-term investments, and
●	oversees the Fund’s securities lending activities and actions taken by the securities lending agent, to the extent applicable.

The assets of the Fund are currently allocated by the Manager to one sub-advisor, Crescent Capital. Crescent Capital has full discretion to purchase and sell securities for the Fund in accordance with the Fund’s objectives, policies, restrictions and more specific strategies provided by the Manager. The Manager oversees the sub-advisor but does not reassess individual security selections made by the sub-advisor for the Fund.

The Fund operates in a manager of managers structure.  The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Fund, subject to certain conditions and approval by the Board, to hire and replace sub-advisors that are unaffiliated with the Manager without approval of shareholders.  The Manager has ultimate responsibility, subject to oversight by the Board, to oversee sub-advisors and recommend their hiring, termination and replacement. The order also exempts the Fund from disclosing the advisory fees paid by the Fund to individual sub-advisors that are unaffiliated with the Manager in various documents filed with the SEC and provided to shareholders. Instead, the fees payable to unaffiliated sub-advisors are aggregated, and fees payable to sub-advisors that are affiliated with the Manager, if any, would be aggregated with fees payable to the Manager. Disclosure of the separate fees paid to an affiliated sub-advisor would be required. One condition of the order is that whenever a sub-advisor change is proposed in reliance on the order, the Board, including a majority of its “non-interested” trustees, must approve the change and make a separate finding that the change is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or a sub-advisor derives an inappropriate advantage. In addition, the Fund is required to provide shareholders with certain information regarding any new sub-advisor within 90 days of the hiring of any new sub-advisor.

Additional Information About Investments

This section provides more detailed information regarding certain of the investments the Fund may invest in as well as information regarding the Fund’s strategy with respect to investment of cash balances.

Bank Loans and Senior Loans
Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Fund may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities.  Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of

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liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Fund may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

The Fund may acquire bank and senior loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Cash Management Investments
The Fund may invest cash balances in money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended (“1940 Act”), including money market funds that are advised by the Manager or the sub-advisor. If the Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Fund invests, such as advisory fees charged by the Manager to any applicable money market funds advised by the Manager. Shareholders also would be exposed to the risks associated with money market funds and the portfolio investments of such money market funds, including that a money market fund’s yield will be lower than the return that the Fund would have derived from other investments that would provide liquidity.

Fixed Income Investments
The Fund may hold debt, including corporate debt and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Floating Rate Securities
The interest rates payable on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. Floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months.  While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

High-Yield Bonds
High-yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, Standard & Poor’s and Fitch, Inc. rate them below Baa and BBB, respectively. Please see “Appendix C Ratings Definitions” in the SAI for an explanation of the ratings applied to high-yield bonds. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among multiple bond issuers.

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Illiquid and Restricted Securities
Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued.

Historically, illiquid securities have included securities that have not been registered under the Securities Act of 1933, as amended (“1933 Act”), securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, that Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or a sub-advisor, as applicable, acting under guidelines established by the Trust’s Board of Trustees (“Board”), may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Other Investment Company Securities
The Fund at times may invest in shares of other investment companies, including money market funds. The Fund may invest in investment company securities advised by the Manager or the sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in this Prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Fund would invest in money market funds rather than purchasing individual short-term investments. If the Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock
Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should

8

the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Additional Information About Risks

The greatest risk of investing in a mutual fund is that it returns will fluctuate and you could lose money.  The following section provides information regarding the Fund’s principal risk factors in light of its principal investment strategies.

Bank Loans and Senior Loans Risk
The Fund may have difficulty disposing of bank and senior loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose a bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. Bank loans and senior loans are subject to credit risk, interest rate risk and liquidity risk. In addition, bank loans and senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Bank loans and senior loans usually have mandatory and optional prepayment provisions. If a borrower prepays a senior loan, the Fund will have to reinvest the proceeds in other loans or securities that may pay lower interest rates. Senior loans also are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

Credit Risk
The Fund is subject to the risk that the issuer or guarantor of a debt security or loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Floating Rate Securities Risk
The interest rates payable on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate.  Additionally, such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. Floating rate securities are less effective at locking in a particular yield and are subject to credit risk.

Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.  The risks of foreign investing mentioned above are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

High Yield Securities Risk
Investing in high yield, non-investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.  Non-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments among securities of different

9

issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Interest Rate Risk
Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of the Fund’s fixed-income investments typically will fall when interest rates rise. As of the date of this Prospectus, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. The Fund may be particularly sensitive to changes in interest rates if it may invest in debt securities with intermediate and long terms to maturity.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.  For example, if a bond has a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond.  Yields of debt securities will fluctuate over time.

Investment Risk
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund should not be relied upon as a complete investment program. The share price of the Fund fluctuates, which means that when you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.  When the issuer of a security implements strategic initiatives, including mergers, acquisitions and dispositions, there is the risk that the market response to such initiatives will cause the share price of the issuers securities to fall.

Liquidity Risk
When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell at favorable times or prices. Also, during such periods, redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's net asset value and remaining Fund shareholders. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

Market Events Risk
Turbulence in financial markets and reduced liquidity in credit, fixed-income, and equity markets may negatively affect many issuers worldwide which could adversely affect the Fund.  An issuer's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market due to general market, regulatory, political and economic conditions. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Fixed-income market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. For example, in 2008, developments relating to subprime mortgages have adversely affected fixed-income markets worldwide. These developments reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing. In addition, certain market participants have been less willing to make a market in some types of debt instruments. Events in the fixed income markets may lead to periods of volatility, unusual liquidity issues and, in some cases, credit downgrades and increased likelihood of default. Such events may cause the value of securities owned by the Fund to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the Fund to

10

experience a loss when selling securities to meet redemption requests by shareholders. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to purchase and sell the debt securities. Fixed income market risk also involves the possibility that the value of the Fund’s investments in high-yield securities will decline due to drops in the overall high-yield bond market. Changes in the economic climate, investor perceptions and stock market volatility also can cause the prices of the Fund’s fixed-income and high-yield investments to decline regardless of the conditions of the issuers held by the Fund. There is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates and/or tapering of “quantitative easing” measures aimed at stimulating the economy, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk
The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses, including for example, advisory and administrative fees, charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.  The Fund must rely on the underlying fund to achieve its investment objective. If the underlying fund fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Preferred Stock Risk
If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Issuers may threaten preferred stockholders with the cancellation of all dividends and liquidation preference rights in an attempt to force their conversion to less secure common stock. Certain preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. The rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities. Therefore, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. Preferred stocks may also be subject to credit risk.

Restricted Securities/Rule 144A Securities Risk
Securities not registered in the U.S. under the Securities Act are restricted as to their resale. They may be less liquid than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so or may have to sell the security at a lower price. Although there is a substantial institutional market for restricted securities, it is not possible to predict exactly how the market for such securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Securities Selection Risk
Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The sub-advisor’s investment models may rely in part on data derived from third parties and may not perform as intended. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.  If the investment process used by the sub-advisor fails to achieve the Fund's investment objective, your investment could lose value.

Unrated Securities Risk
Because the Fund may purchase securities that are not rated by any rating organization, the sub-advisor may internally assign ratings to certain of those securities, after assessing their credit quality, in categories of those similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Investing in unrated securities involves the risk that the sub-advisor may not accurately evaluate the security's comparative credit rating. To the extent that the Fund invests in unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the sub-advisor’s credit analysis than if the Fund invested exclusively in rated securities.

Additional Information About Performance Benchmark

The annual total return of the Fund will be compared to the BofA Merrill Lynch U.S. High Yield Cash Pay BB-B 1-5 Year Index, an unmanaged index that generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

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Notice Regarding Index Data:
Source BofA Merrill Lynch, used with permission.  BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES AND RELATED DATA "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND AMERICAN BEACON AHL MANAGED FUTURES STRATEGY FUND.

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Fund Management

The Manager

AMERICAN BEACON ADVISORS, INC. (the “Manager”) serves as the Manager and administrator of the Fund. The Manager, located at 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, is a wholly-owned subsidiary of Lighthouse Holdings, Inc. The Manager was organized in 1986 to provide investment management, advisory, and administrative services. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager is not registered as a commodity pool operator (“CPO”) with respect to the Fund. On behalf of the Fund, the Manager has filed a notice claiming the CFTC Regulation 4.5 exclusion from CPO registration.  The Manager is also exempt from registration as a commodity trading advisor under CFTC Regulation 4.14(a)(8) with respect to the Fund.

The Fund’s Management Agreement with the Manager provides for the Fund to pay the Manager an annualized management fee equal to 0.05% of the average daily net assets of the Fund. The Manager also may receive up to 25% of the net monthly income generated from the Fund’s securities lending activities as compensation for oversight of the Fund’s securities lending program, including the securities lending agent, Brown Brothers Harriman & Co. Currently, the Manager is authorized to receive 10% of any such income. The SEC has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.  As of the date of this prospectus, the Fund does not intend to engage in securities lending activities.

A discussion of the Board’s consideration and approval of the Management Agreement between the Fund and the Manager and the Investment Advisory Agreement among the Fund, the sub-advisor and the Manager will be available in the Fund’s annual report dated January 31, 2015.

The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for the Fund in order to maintain competitive expense ratios for the Fund.  The Board has approved a policy whereby the Manager may seek repayment for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

The Sub-Advisor

Set forth below is a brief description of the sub-advisor and its portfolio managers with primary responsibility for the day-to-day management of the Fund. The Fund’s SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Fund and their compensation.

CRESCENT CAPITAL GROUP LP (“Crescent Capital”) is located at 11100 Santa Monica Boulevard, Suite 2000 Los Angeles, CA 90025. Crescent Capital began operations in 1991 as Crescent Capital Corporation. Crescent Capital is an investment adviser registered with the SEC under the Investment Advisers Act of 1940. Crescent Capital managed approximately $14.1 billion in assets as of March 31, 2014.  Pursuant to an investment advisory agreement among the Fund, the Manager and the sub-advisor, the Fund has agreed to pay an annualized advisory fee to the sub-advisor that is calculated and accrued daily according to the following schedule:

On the first $250 million	0.40%
On the next $750 million	0.35%
After $750 million	0.30%

John A. Fekete is Managing Director and Portfolio Manager and serves as lead portfolio manager of the High Yield Bond strategy at Crescent Capital and has held such titles since the formation of Crescent Capital on January 1, 2011.  Prior to Crescent Capital, Mr. Fekete was a Senior Vice President in the Leveraged Finance Group of Trust Company of the West (“TCW”), where he joined in 201.  Before joining the Crescent team in 2001, he was a high yield research analyst at Triton Partners in New York City where he was responsible for investments in the gaming, lodging, telecommunications and cable television industries.  Mr. Fekete began his career at Philadelphia-based CoreStates Bank, where he served as a credit analyst.

Jonathan R. Insull is a Managing Director and Portfolio Manager and serves as lead portfolio manager of the Bank Loan strategy of Crescent Capital and has held such titles since the formation of Crescent Capital on January 1, 2011.  Prior to Crescent Capital, Mr. Insull was a Managing Director in the Leveraged Finance Group of TCW where he joined in 1997.  Since joining the Crescent team in 1997, Mr. Insull served in a number of roles of increasing responsibility, including Credit Analyst, Director of Research and Portfolio manager.  He

13

previously worked as a credit officer at The Chase Manhattan Bank, and its predecessor institutions, Chemical Bank and Manufacturers Hanover Trust.

Conrad E. Chen is Senior Vice President and Portfolio Manager in the High Yield Bond strategy Of Crescent Capital.  Mr. Chen has been a Portfolio Manager since January 1, 2014 and Senior Vice President since the founding of Crescent Capital on January 1, 2011.  Before joining Crescent Capital, Mr. Chen was Vice President and high yield research analyst in TCW’s Leveraged Finance Group, where he joined in 2004.  Prior to TCW, he was an investment banker with Standard Capital Group and Gleacher & Co.

Wayne Hosang is a Senior Vice President and Portfolio Manager in the Bank Loan strategy of Crescent Capital. Mr. Hosang has been a Portfolio Manager since January 1, 2014, and a Senior Vice President and Assistant Portfolio Manager since the founding of Crescent Capital on January 1, 2011.  Prior to joining Crescent Capital, Mr. Hosang was Senior Vice President and research analyst in TCW’s Leveraged Finance Group. Prior to joining the Crescent team in 2005, he spent four years in Corporate Banking at Société Générale where he managed the bank's credit exposure to corporate clients with a focus on the integrated utility sector during his final two years. From 1993 to 2000, he worked in the loan restructuring and workout groups at TD Securities (USA), Bank of Tokyo-Mitsubishi, and Merrill Lynch & Company.

Valuation of Shares

The price of the Fund’s shares is based on its net asset value “NAV” per share. The Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when you are unable to buy or sell shares.

Equity securities and certain derivative instruments that are traded on an exchange are valued based on market value. Certain derivative instruments (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. The price of debt securities generally is determined using pricing services or quotes obtained from broker/dealers who may consider a number of inputs and factors, such as comparable characteristics, yield curve, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flow.  Investments in other mutual funds are valued at the closing NAV per share of the mutual funds on the day of valuation. Equity securities, including shares of closed-end funds and ETFs are valued at the last sale price or official closing price.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. Eastern Time.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board of Trustees, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities.  For example, the Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests. Securities of small capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger capitalization companies. In addition, the Fund may invest in illiquid securities requiring these procedures.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.  You may view the Fund’s most recent NAV per share at www.americanbeaconfunds.com by clicking on “Quick Links” and then “Daily NAVs.”

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About Your Investment

Choosing Your Share Class

Each share class of the Fund represents an investment in the same portfolio of securities for the Fund, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation.

Factors you should consider when choosing a class of shares include:

●	How long you expect to own the shares;
●	How much you intend to invest;
●	Total expenses associated with owning shares of each class;
●	Whether you qualify for any reduction or waiver of sales charges;
●	Whether you plan to take any distributions in the near future; and
●	Availability of share classes.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

The Fund offers various classes of shares. Each class has a different combination of purchase restrictions, sales charges and ongoing fees, allowing you to choose the class that best meets your needs. The following table and sections explain the sales charges or other fees you may pay when investing in each class.

Share Class	Minimal Initial Investment	Initial Sales Charge	Deferred Sales Charge	Annual 12b-1 Fee	Annual Shareholder Servicing Fee
A	$2,500	Up to 2.50%; may be reduced, waived or deferred for large purchases or certain investors. See A Class Charges and Waivers below.	0.50% on redemptions within 18 months of purchasing $250,000 or more	Up to 0.25% of average daily assets	Up to 0.25% of average daily assets
C	$1,000	None	1% on redemptions within 12 months of purchasing shares	Up to 1% of average daily assets	Up to 0.25% of average daily assets
Investor	$2,500	None	None	None	Up to 0.375% of average daily assets
Y	$100,000	None	None	None	Up to 0.10% of average daily assets
Institutional	$250,000	None	None	None	None

A Class Charges and Waivers

The table below shows the amount of sales charges you will pay on purchases of A Class shares of the Fund both as a percentage of offering price and as a percentage of the amount you invest. The sales charge differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. If you invest more, the sales charge will be lower.

Any applicable sales charge will be deducted directly from your investment. Because of rounding of the calculation in determining the sales charges, you may pay more or less than what is shown in the table below. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end sales charge. You may qualify for a reduced sales charge or the sales charge may be waived as described below in “A Class Sales Charge Reductions and Waivers.”

Amount of	As a % of	As a % of	Dealer Commission
Sale/Account Value	Offering Price	Investment	as a % of Offering Price
Less than $100,000	2.50%	2.56%	1.75%
$100,000 but less than $250,000	1.50%	1.52%	1.00%
$250,000 and above	0.00%	0.00%+	0++

+
No initial sales charge applies on purchases of $250,000 or more. A CDSC of 0.50% of the offering price will be charged on purchases of $250,000 or more that are redeemed in whole or in part within eighteen (18) months of purchase.

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++ See “Dealer Concessions on A Class Purchases Without a Front-End Sales Charge.”

Foreside Fund Services, LLC (the “Distributor”) retains any portion of the commissions that are not paid to financial intermediaries to solely pay distribution-related expenses.

A Class Sales Charge Reductions & Waivers

A shareholder may qualify for a waiver or reduction in sales charges under certain circumstances. To receive a waiver or reduction in your A Class sales charge, you must advise the Fund’s transfer agent, your broker-dealer or other financial intermediary of your eligibility at the time of purchase. If you or your financial intermediary do not let the Fund’s transfer agent know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.

Waiver of Sales Charges
There is no sales charge if you invest $250,000 or more in A Class shares.

Sales charges also may be waived for certain shareholders or transactions, such as:

●	The Manager or its affiliates;
●
Present and former directors, trustees, officers, employees of the Manager, the Manager’s parent company, and the American Beacon Funds (and their “ immediate family” as defined in the SAI), and retirement plans established by them for their employees;

●	Registered representatives or employees of intermediaries that have a selling agreement with the Fund;
●	Shares acquired through merger or acquisition;
●	Insurance company separate accounts;
●	Employer-sponsored retirement plans;
●	Dividend reinvestment programs;
●
Purchases through certain fee-based programs under which investors pay advisory fees that may be offered through selected registered investment advisers, broker-dealers, and other financial intermediaries;

●
Shareholders that purchase the Fund through a financial intermediary that offers our A Class shares uniformly on a “no load” ( or reduced load) basis to you and all similarly situated customers of the intermediary in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares; and

●	Reinvestment of proceeds within 90 days of a redemption from A Class account (see “Redemption Policies” for more information).

The availability of A Class sales charge waivers may depend upon the policies, procedures, and trading platform of your financial intermediary.

Reduced Sales Charges
Under a “Rights of Accumulation Program,” a “Letter of Intent” or through “Concurrent Purchases” you may be eligible to buy A Class shares of the Fund at the reduced sales charge rates that would apply to a larger purchase. The Fund reserves the right to modify or to cease offering these programs at any time.

This information is available, free of charge, on the Fund’s website, www.americanbeaconfunds.com or call (800) 658-5811 or consult with your financial advisor.

Dealer Concessions on A Class Purchases Without a Front-End Sales Charge
Brokers who initiate and are responsible for purchases of $250,000 or more of A Class shares of the Fund may receive a dealer concession from the Fund’s Distributor of 0.50% of the offering price. If a client or broker is unable to provide account verification on purchases of $250,000 or more, the dealer concession will be forfeited by the broker and front-end sales loads will apply. Dealer concessions will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge or dealer concession. Dealer concessions will be paid only on eligible purchases where the applicability of the CDSC can be monitored. Purchases eligible for sales charge waivers as described under “A Class Sales Charge Reductions and Waivers” are not eligible for dealer concessions on purchases of $250,000 or more.

Rights of Accumulation Program

Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in certain accounts (“Qualified Accounts”). The following Qualified Accounts held in A Class shares of any American Beacon Funds mutual fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

●	Accounts owned by you, your spouse or your minor children under the age of 21, including trust or other fiduciary accounts in which you, your spouse or your minor children are the beneficiary;

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●	Uniform transfer or gift to minor accounts (“ UTMA/UGTMA” );
●	IRAs, including traditional, Roth, SEP and SIMPLE IRAs; and
●	Coverdell Education Savings Accounts or qualified 529 plans.

A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts.

You must notify your financial intermediary or the Fund’s transfer agent in the case of shares held directly with the Fund, at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program. In addition, you must provide either a list of account numbers or copies of account statements verifying your qualification. You may combine the historical cost or current value, as of the day prior to your additional American Beacon Funds investments (whichever is higher) of your existing A Class shares of any American Beacon Funds mutual fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gain distributions. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your financial intermediary may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing A Class shares of any American Beacon Funds mutual fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify the Fund’s transfer agent at the time of purchase that a purchase qualifies for a reduced sales charge and provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, the financial intermediary or the Fund’s transfer agent will calculate the combined value of all of your Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Letter of Intent
If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gain distributions) during the next 13 months in A Class shares of the Fund or any other American Beacon Funds mutual fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in A Class shares of any American Beacon Funds mutual fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above tables. The minimum initial investment under a Letter of Intent is $2,500. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your account. If you have purchased A Class shares of any American Beacon mutual fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

Concurrent Purchases
You may combine simultaneous purchases in A Class shares of American Beacon Funds to qualify for a reduced charge.

Contingent Deferred Sales Charge (“ CDSC” ) - A Class Shares

Unless a waiver applies, investors who purchase $250,000 or more of A Class shares of the Fund (and, thus, pay no initial sales charge) will be subject to a 0.50% CDSC if those shares are redeemed within 18 months after they are purchased. The CDSC does not apply if you are otherwise eligible to purchase A Class shares without an initial sales charge or are eligible for one of the waivers described herein or in the SAI.

CDSC - C Class Shares

If you redeem C Class shares within 12 months of purchase, you may be charged a CDSC of 1%. The CDSC generally will be deducted from your redemption proceeds. In some circumstances, you may be eligible for one of the waivers described herein or in the SAI. You must advise the transfer agent of your eligibility for a waiver when you place your redemption request.

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How CDSCs will be Calculated

The amount of the CDSC will be based on the NAV of the redeemed shares at the time of the redemption or the original NAV, whichever is lower. Because of the rounding of the calculation in determining the CDSC, you may pay more or less than the indicated rate. Your CDSC holding period is based upon the date of your purchase. The CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. A CDSC is not imposed on any increase in NAV over the initial purchase price or shares you received through the reinvestment of dividends or capital gain distributions.

To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will redeem your shares in the following order:

●	shares acquired by the reinvestment of dividends or capital gain distributions;
●	other shares that are not subject to the CDSC;
●	shares held the longest during the holding period.

Waiver of CDSCs –  A and C Class Shares

A shareholder may qualify for a CDSC waiver under certain circumstances. To have your CDSC waived, you must advise the Fund’s transfer agent, your broker-dealer or other financial intermediary of your eligibility at the time of redemption. If you or your financial intermediary do not let the Fund’s transfer agent know that you are eligible for a waiver, you may not receive a waiver to which might otherwise be otherwise entitled.

The CDSC may be waived if:

●	The redemption is due to a shareholder’s death or post-purchase disability;
●	The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value;
●	The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to the termination of the plan or the transfer of the plan to another financial institution;
●	The redemption is for a mandatory withdrawal from a traditional IRA after age 701 / 2;
●	The redemption is due to involuntary redemptions by the Fund as a result of your account not meeting the minimum balance requirements, the termination and liquidation of the Fund, or other actions;
●	The redemption is from accounts for which the broker-dealer of record has entered into a written agreement with the Distributor (or Manager) allowing this waiver;
●	The redemption is to return excess contributions made to a retirement plan;
●	The redemption is to return contributions made due to a mistake of fact.

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

Information regarding CDSC waivers for A and C Class shares is available, free of charge, on the Fund’s website. Please visit www.americanbeaconfunds.com . You may also call (800) 658-5811 or consult with your financial advisor.

Purchase and Redemption of Shares
Eligibility

The A Class, C Class, Y Class, Investor Class, and Institutional Class shares offered in this Prospectus are available to eligible investors who meet the minimum initial investment. American Beacon Funds do not accept accounts registered to foreign individuals or entities, including foreign correspondent accounts. The Fund does not conduct operations and is not offered for purchase outside of the United States.

Subject to your eligibility, you may invest in the Fund directly or through intermediary organizations, such as broker-dealers, insurance companies, plan sponsors, third party administrators and retirement plans.

If you invest directly with the Fund, the fees and policies with respect to the Fund’s shares that are outlined in this Prospectus are set by the Fund.  The Manager and the Fund are not responsible for determining the suitability of the Fund or share class for any investor.

Because in most cases it is more advantageous for investors using an intermediary to purchase A Class shares than C Class shares for amounts of $250,000 or more, the Fund will decline a request to purchase C Class shares for $250,000 or more.

If you invest through a financial intermediary, most of the information you will need for managing your investment will come from your financial intermediary. This includes information on how to buy, sell and exchange shares of the Fund. If you establish an account through a financial intermediary, the investment minimums described in this section may not apply. Investors investing in the Fund through a

18

financial intermediary should consult with their financial intermediary to ensure they obtain any proper “breakpoint” discount and regarding the differences between available share classes. Your broker-dealer or financial intermediary also may charge fees that are in addition to those described in this Prospectus. Please contact your intermediary for information regarding investment minimums, how to purchase and redeem shares and applicable fees.

Minimum Initial Investment by Share Class

	New Account	Existing Account
Share Class	Minimum	Purchase/Redemption Minimum by check/ACH/Exchange	Purchase/Redemption Minimum by Wire
C	$1,000	$50	$250
A, Investor	$2,500	$50	$250
Y	$100,000	$50	None
Institutional	$250,000	$50	None

The Manager may allow a reasonable period of time after opening an account for a Y Class or Institutional Class investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Opening an Account

You may open an account through your broker-dealer or other financial intermediary. Please contact your financial intermediary for more information on how to open an account. Shares you purchase through your broker dealer will normally be held in your account with that firm.

To open an account directly with the Fund, a completed, signed application is required. You may obtain an account application from the Fund’s web site www.americanbeaconfunds.com or by calling 1-800-658-5811.   Institutional shareholders should call 1-800-967-9009.

Complete the application, sign it and send it:

Regular Mail to: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643 (or institutional shareholders may fax to) (816) 374-7408	For Overnight Delivery: American Beacon Funds c/o BFDS 330 West 9th Street Kansas City, MO 64105 (800) 658-5811

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, you will be asked for information that will allow the Fund to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, taxpayer identification numbers on the account or other documentation. The Fund is required by law to reject your new account application if the required identifying information is not provided.

The Fund reserves the right to liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Fund or a financial institution are unable to verify the shareholder’s identity within three days of account opening.

Purchase Policies

Shares of the Fund are offered and purchase orders are typically accepted until 4:00 p.m. Eastern Time or the close of the NYSE (whichever comes first) on each day on which the NYSE is open for business. If a purchase order is received by the Fund in good order prior to the Fund’s deadline, the purchase price will be the NAV per share next

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determined on that day, plus any applicable sales charges. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business plus any applicable sales charge.  Shares of the Fund will only be issued against full payment, as described more fully in this Prospectus and SAI.

The Fund has authorized certain third party financial intermediaries, such as broker-dealers, insurance companies, third party administrators and trust companies, to receive purchase and redemption orders on behalf of the Fund and to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund is deemed to have received such orders when they are received by the financial intermediaries or their designees. Thus, an order to purchase or sell Fund shares will be priced at the Fund’s next determined NAV after receipt by the financial intermediary or its designee. It is the responsibility of your broker-dealer or financial intermediary to transmit orders that will be received by the Fund in proper form and in a timely manner.

Fund shares may be purchased only in U.S. States and Territories in which they can be legally sold. Prospective investors should inquire as to whether shares of the Fund are available for offer and sale in their jurisdiction.  The Fund reserves the right to refuse purchases if, in the judgment of the Fund, the transaction would adversely affect the Fund and its shareholders. The Fund has the right to reject any purchase order or cease offering any or all classes of shares at any time. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund will not accept “starter” checks, credit card checks, money orders, cashier’s checks, or third party checks.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the Fund or the Manager has incurred.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted or canceled and the monies may be withheld.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Fund’s policies regarding frequent purchases, redemptions, and exchanges.

Redemption Policies

If you purchased shares of the Fund through your financial intermediary, please contact your broker-dealer or other financial intermediary to sell shares of the Fund.

The redemption price will be the NAV next determined after a redemption request is received in good order, minus any applicable CDSC. In order to receive the redemption price calculated on a particular business day, redemption requests must be received in good order by 4:00 p.m. Eastern Time or by the close of the NYSE (whichever comes first).

Wire proceeds from redemption requests received in good order by 4:00 p.m. Eastern Time or by the close of the NYSE (whichever comes first) generally are transmitted to shareholders on the next day the Funds are open for business. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check or pre-authorized automatic investment may be delayed until the funds have cleared, which may take up to ten days.

You may, within 90 days of redemption, reinvest all or part of the proceeds of your redemption of A or C Class shares of the Fund, without incurring any applicable additional sales charge, in the same class of another American Beacon Fund, by sending a written request and a check to your financial intermediary or directly to the Fund. Reinvestment must be into the same account from which you redeemed the shares or received the distribution. Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Reinvestment will be at the NAV next calculated after the Fund receives your request. You must notify the Fund and your financial intermediary at the time of investment if you decide to exercise this privilege.

The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days (i) when the NYSE is closed (other than for customary weekend and holiday closings); (ii) when trading on the NYSE is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund’s shareholders.

Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets held by the Fund. To the extent that the Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

Please refer to the section titled “Frequent Trading and Market Timing” for information on the Fund’s policies regarding frequent purchases, redemptions, and exchanges.

Exchange Policies

If you purchased shares of the Fund through your financial intermediary, please contact your financial intermediary to determine if you may take advantage of the exchange policies described in this section and for its policies to effect an exchange.

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Shares of any class of the Fund may be exchanged for shares of the same class of another American Beacon fund under certain limited circumstances. Shares of any class of the Fund may be exchanged for shares of another class of the same fund under certain limited circumstances. Since an exchange involves a concurrent purchase and redemption, please review the sections titled “Purchase Polices” and “Redemption Policies” for additional limitations that apply to purchase and redemptions.  There is no front-end sales charge on exchanges between A Class shares of the Fund for A Class shares of another fund. Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange to shares of another fund having CDSC however, shares exchanged between funds that impose a CDSC will be charged a CDSC if redeemed within 12 months or 18 months, as applicable, of the purchase of the initial shares.

Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of remaining shares.

If shares were purchased by check, a shareholder must have owned shares of the redeeming fund for at least ten days prior to exchanging out of one fund and into another.

The eligibility and minimum investment requirement must be met for the class into which the shareholder is exchanging. Fund shares may be acquired through exchange only in U.S. states and territories in which they can be legally sold. The Fund reserves the right to charge a fee and to modify or terminate the exchange privilege at any time. The Fund reserves the right to refuse exchange purchases if, in the judgment of the Fund, the transaction would adversely affect the Fund and its shareholders.

For federal income tax purposes, the conversion of shares of one share class for shares of a different share class of the same fund will not result in the realization of a capital gain or loss. However, an exchange of shares of one fund for shares of a different fund is considered a sale and a purchase, respectively, and may result in a gain or loss for tax purposes.  There can be no assurance of any particular tax treatment, however, and you are urged and advised to consult with your own tax advisor before entering into a fund or share class exchange. Please refer to the section titled “Frequent Trading and Market Timing” for information on the Fund’s policies regarding frequent purchases, redemptions, and exchanges.

Payments to Financial Intermediaries

The Fund and its affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, sub-transfer agency type, recordkeeping and shareholder communication services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may differ. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund. To the extent that the Fund pays any such compensation, it is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Manager, the Fund or its transfer agent. To the extent a Fund affiliate pays such compensation, it would likely include amounts from that affiliate’s own resources and constitute what is sometimes referred to as “revenue sharing.”

Compensation received by a financial intermediary from the Manager or another Fund affiliate may include payments for marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating (itself and) its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating (registered) sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliate(s), and the prospect of receiving it may provide the financial intermediary with an incentive to recommend the shares of the Fund, or a certain class of shares of the Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds. You should ask your financial intermediary for details about any such payments it receives from the Manager or the Distributor, or any other fees, expenses, or commissions your financial intermediary may charge you in addition to those disclosed in this prospectus.

How to Purchase, Redeem or Exchange Shares
If your account is through a broker-dealer or other financial intermediary, please contact them directly to purchase, redeem or exchange shares of the Fund. Your broker-dealer or financial intermediary can help you open a new account, review your financial needs and formulate long-term investment goals and objectives. Your broker dealer or financial intermediary will transmit your request to the Fund and may charge you a fee for this service. The Fund will not accept a purchase order of $1,000,000 or more for C Class shares if the

21

purchase is known to be on behalf of a single investor (not including dealer “street name” or omnibus accounts). Dealers, other financial intermediaries or fiduciaries purchasing shares for their customers are responsible for determining the suitability of a particular share class for an investor.

You should include the following information with any order:
●	Your name/Account registration
●	Your account number
●	Type of Transaction requested
●	Name(s) and fund number(s) of funds and class(es)
●	Dollar amount or number of shares

Transactions for direct shareholders are conducted through:

Internet www.americanbeaconfunds.com
Phone To reach an American Beacon representative call 1-800-658-5811, option 1 Through the Automated Voice Response Service call 1-800-658-5811, option 2 (Investor Class only)
Mail
New Accounts, Additional Purchases and Redemptions:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121
Or

Overnight Delivery:
American Beacon Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Purchases by Wire:

Send a bank wire to State Street Bank and Trust Co. with these instructions:

●	ABA# 0110-0002-8; AC-9905-342-3,

●	Attn: American Beacon Funds

●	the fund name and fund number, and

●	shareholder account number and registration.

Redemption Proceeds will be mailed to account of record or transmitted to commercial bank designated on the account application form.

	New Account	Existing Account
Class	Minimum	Purchase/Redemption Minimum by check/ACH/Exchange	Purchase/Redemption Minimum by Wire
C	$1,000	$50	$250
A, Investor	$2,500	$50	$250
Y	$100,000	$50	None
Institutional	$250,000	$50	None

Supporting documents may be required for redemptions by estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. . Redemption requests must also include authorized signature(s) of all persons required to sign for the account.  Call 1-800-658-5811 for instructions.

To protect the Fund and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

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●	with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
●	for an account whose address has changed within the last 30 days if proceeds are sent by check.
●	for amounts greater than $100,000.
●
The Fund only accept STAMP 2000 Medallion signature guarantees, which may be obtained at participating banks broker-dealers and credit unions.  A notary public cannot provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

General Policies

If a shareholder’s account balance falls below the following minimum levels, the shareholder may be asked to increase the balance.

Share Class	Account Balance
A	$2,500
C	$1,000
Investor	$2,500
Y	$25,000
Institutional	$75,000

If the account balance remains below the applicable minimum account balance after 45 days, the Fund reserves the right to close the account and send the proceeds to the shareholder. IRAs will be charged an annual maintenance fee of $15.00 by the Custodian for maintaining either a traditional IRA or a Roth IRA. The Fund reserves the authority to modify minimum account balances in its discretion.

A Signature Validation Program (“SVP”) stamp may be required in order to change an account’s registration or banking instructions. You may obtain a SVP stamp at participating banks, broker-dealers and credit unions, but not from a notary public. The SVP stamp is analogous to the STAMP 2000 Medallion guarantee in that it is provided at similar institutions. However, it is used only for non-financial transactions.

The following policies apply to instructions you may provide to the Fund by telephone:

●
The Fund, its officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

●	The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
●	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Fund reserves the right to:

●
liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Fund or a financial institution are unable to verify the shareholder’s identity within three business days of account opening,

●	seek reimbursement from the shareholder for any related loss incurred by the Fund if payment for the purchase of Fund shares by check does not clear the shareholder’s bank, and
●	reject a purchase order and seek reimbursement from the shareholder for any related loss incurred by the Fund if funds are not received by the applicable wire deadline.

A shareholder will not be required to pay a CDSC when the registration for A Class or C Class shares is transferred to the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When A Class or C Class shares are transferred, any applicable CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

Escheatment

Please be advised that certain state escheatment laws may require the Fund to turn over your mutual fund account to the state listed in your account registration as abandoned property unless you contact the Fund. Many states have added “inactivity” or the absence of customer initiated contact as a component of their rules and guidelines for the escheatment of unclaimed property. These states consider property to be abandoned when there is no shareholder initiated activity on an account for at least three (3) to five (5) years.

Depending on the laws in your jurisdiction, customer initiated contact might be achieved by one of the following methods:

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●	Sending a letter to American Beacon Funds via the United States Post Office,
●	Speaking to a Customer Service Representative on the phone after you go through a security verification process.
●	For residents of certain states, contact cannot be made by phone but must be in writing or through the Fund’s secure web application.
●	Accessing your account through the Fund’s secure web application,
●	Cashing checks that are received and are made payable to the owner of the account.

The Fund, the Manager, and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with escheatment laws. To learn more about the escheatment rules for your particular state, please contact your attorney or State Treasurer’s and/or Controller’s Offices.  If you do not hold your shares directly with the Fund, you should contact your broker-dealer, retirement plan, or other third party intermediary regarding applicable state escheatment laws.

Contact information:
American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643
1-800-658-5811
www.americanbeaconfunds.com

Frequent Trading and Market Timing

Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio managers’ ability to execute efficient investment strategies. Frequent, short-term trading of Fund shares in an attempt to profit from day-to-day fluctuations in the Fund’s NAV is known as market timing.

The Fund’s Board of Trustees has adopted policies and procedures intended to discourage frequent trading and market timing. Shareholders may transact up to one “round trip” in the Fund in any rolling 90-day period. A “round trip” is defined as two transactions, each in an opposite direction. A round trip may involve either (i) a purchase or exchange into the Fund followed by a redemption or exchange out of the Fund or (ii) a redemption or exchange out of the Fund followed by a purchase or exchange into the Fund. If the Manager detects that a shareholder has exceeded one round trip in the Fund in any rolling 90-day period, the Manager, without prior notice to the shareholder, may prohibit the shareholder from making further purchases of the Fund. In general, the Fund reserves the right to reject any purchase order, terminate the exchange privilege, or liquidate the account of any shareholder that the Manager determines has engaged in frequent trading or market timing, regardless of whether the shareholder’s activity violates any policy stated in this Prospectus. Additionally, the Manager may, in its discretion, reject any purchase or exchange into the Fund from any individual investor, institutional investor, or group whose trading activity could disrupt the management of the Fund or dilute the value of the Fund’s shares, including collective trading (e.g. following the advice of an investment newsletter). Such investors may be barred from future purchases of American Beacon Funds.

The round-trip limit does not apply to the following transaction types:

●	shares acquired through the reinvestment of dividends and other distributions;
●	systematic purchases and redemptions;
●	shares redeemed to return excess IRA contributions; or
●
certain transactions made within a retirement or employee benefit plan, such as payroll contributions, minimum required distributions, loans, and hardship withdrawals, or other transactions that are initiated by a party other than the plan participant.

Financial intermediaries that offer Fund shares, such as broker-dealers, third party administrators of retirement plans, and trust companies, will be asked to enforce the Fund’s policies to discourage frequent trading and market timing by investors. However, certain intermediaries that offer Fund shares have informed the Fund that they are currently unable to enforce the Fund’s policies on an automated basis. In those instances, the Manager will monitor trading activity of the intermediary in an attempt to detect patterns of activity that indicate frequent trading or market timing by underlying investors. In some cases, intermediaries that offer Fund shares have their own policies to deter frequent trading and market timing that differ from the Fund’s policies. The Fund may defer to an intermediary’s policies. For more information, please contact the financial intermediary through which you invest in the Fund.

The Manager monitors trading activity in the Fund to attempt to identify shareholders engaged in frequent trading or market timing. The Manager may exclude transactions below a certain dollar amount from monitoring and may change that dollar amount from time to time. The ability of the Manager to detect frequent trading and market timing activity by investors who own shares through an intermediary is dependent upon the intermediary’s provision of information necessary to identify transactions by the underlying investors. The Fund has entered into agreements with the intermediaries that service the Fund’s investors, pursuant to which the intermediaries agree to provide

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information on investor transactions to the Fund and to act on the Fund’s instructions to restrict transactions by investors who the Manager has identified as having violated the Fund’s policies and procedures to deter frequent trading and market timing.

Wrap programs offered by certain intermediaries may be designated “Qualified Wrap Programs” by the Fund based on specific criteria established by the Fund and a certification by the intermediary that the criteria have been met. A Qualified Wrap Program is a wrap program whose sponsoring intermediary: (i) certifies that it has investment discretion over $50 million or more in client assets invested in mutual funds at the time of the certification, (ii) certifies that it directs transactions in accounts participating in the wrap program(s) in concert with changes in a model portfolio; (iii) provides the Manager a description of the wrap program(s); and (iv) managed by an intermediary that agrees to provide the Manager sufficient information to identify individual accounts in the intermediary’s wrap program(s). For purposes of applying the round-trip limit, transactions initiated by clients invested in a Qualified Wrap Program will not be matched to transactions initiated by the intermediary sponsoring the Qualified Wrap Program. For example, a client’s purchase of the Fund followed within 90 days by the intermediary’s redemption of the same Fund would not be considered a round trip. However, transactions initiated by a Qualified Wrap Program client are subject to the round-trip limit and will be matched to determine if the client has exceeded the round-trip limit. In addition, the Manager will monitor transactions initiated by Qualified Wrap Program intermediaries to determine whether any intermediary has engaged in frequent trading or market timing. If the Manager determines that an intermediary has engaged in activity that is harmful to the Fund, the Manager will revoke the intermediary’s Qualified Wrap Program status. Upon termination of status as a Qualified Wrap Program, all account transactions will be matched for purposes of testing compliance with the Fund’s frequent trading and market timing policies, including any applicable redemption fees.

The Fund reserves the right to modify the frequent trading and market timing policies and procedures and grant or eliminate waivers to such policies and procedures at any time without advance notice to shareholders. There can be no assurance that the Fund’s policies and procedures to deter frequent trading and market timing will have the intended effect nor that the Manager will be able to detect frequent trading and market timing.

Distributions and Taxes

The Fund distributes most or all of its net earnings in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions (sometimes referred to below collectively as “distributions”). The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but income dividends on different classes of shares may be different as a result of the services and/or fees applicable to certain classes of shares. Any income dividends and all other distributions are paid monthly.

Options for Receiving Dividends and Other Distributions

When you open your Fund account, you can specify on your application how you want to receive distributions. To change that option, you must notify the Transfer Agent. Unless your account application instructs otherwise, distributions payable to you will be reinvested in additional Fund shares of the same class. There are four payment options available:

●	Reinvest All Distributions. You can elect to reinvest all dividends and capital gain distributions in additional shares of the same class of the Fund.
●
Reinvest Only Dividends or Capital Gain Distributions. You can elect to reinvest some types of distributions in Fund shares while receiving the other types of distributions by check or having them sent to your bank account by ACH. Different tax treatment applies to distributions of dividends and net capital gain (as defined in the table below).

●	Receive All Distributions in Cash. You can elect to receive all dividends and capital gain distributions by check or have them sent to your bank by ACH.
●
Reinvest Your Distributions in another American Beacon Fund. You can reinvest all of your dividends and capital gain distributions in shares of the same class of another American Beacon Fund that is available for exchanges. You must have an existing account in the same share class of the selected fund.

If you invest directly with the Fund, any election to receive distributions in cash and payable by check will only apply to distributions totaling $10.00 or more. Any distribution totaling less than $10.00 will be reinvested in Fund shares and will not be paid to you by check. This policy does not apply to you if you have elected to receive distributions that are directly deposited into your bank account.

If you select a cash distribution and the U.S. Postal Service cannot deliver your check, or if your check remains uncashed for six months, the Fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the Fund. Interest will not accrue on amounts represented by uncashed distribution or redemption checks.

Shareholders investing in the Fund through a financial intermediary should discuss their options for receiving dividends and other distributions with their financial advisor.

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Taxes

Any distributions are taxable to shareholders other than tax-qualified retirement accounts and other tax-exempt investors. However, the portion of the Fund’s dividends derived from its investments in direct U.S. Government obligations, if any, is generally exempt from state and local income taxes. The following table outlines the typical status of transactions in taxable accounts:

Type of Transaction	Tax Status
Dividends from net investment income*	Ordinary income**
Distributions of excess of net short-term capital gain over net long-term capital loss*	Ordinary income
Distributions of net gains from certain foreign currency transactions*	Ordinary income
Distributions of excess of net long-term capital gain over net short-term capital loss (“net capital gain”)*	Long-term capital gains
Redemptions or exchanges of shares owned for more than one year	Long-term capital gains or losses
Redemptions or exchanges of shares owned for one year or less	Net gains are taxed at the same rate as ordinary income; net losses are subject to special rules
*	Whether reinvested or taken in cash.
**	Except for dividends that are attributable to “qualified dividend income” (as described below).

To the extent distributions are attributable to net capital gain that the Fund recognizes on sales or exchanges of capital assets, they are subject to a 15% maximum federal income tax rate for individual and certain other non-corporate shareholders (“individuals”) (20% for individuals with taxable income exceeding certain thresholds), which amounts are indexed for inflation annually.

A portion of the income dividends the Fund pays to individuals may be “qualified dividend income” (“QDI”) and thus eligible for the preferential rates that apply to net capital gain. QDI is the aggregate of dividends the Fund receives from most domestic corporations and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions with respect to the shares on which the dividends are paid.  To be eligible for those rates, a shareholder must meet similar restrictions with respect to his or her Fund shares.

A portion of the dividends the Fund pays may also be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period and other restrictions, but the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations only. However, dividends that a corporate shareholder receives and deducts pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax.

A shareholder may realize a taxable gain or loss when redeeming or exchanging shares. That gain or loss is treated as a short-term or long-term capital gain or loss, depending on how long the redeemed or exchanged shares were held. Any capital gain an individual shareholder recognizes on a redemption or exchange of Fund shares that have been held for more than one year will qualify for the maximum federal income tax rates mentioned above.

A Fund shareholder who wants to use an acceptable basis determination method other than the average basis method (the Fund’s default method) with respect to Fund shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing, which may be electronic. The Fund, or its administrative agent, must report to the Internal Revenue Service and furnish to its shareholders the basis information for Covered Shares. See “Tax Information” in the SAI for a description of the rules regarding that election and the Fund’s reporting obligation.

An individual must pay a 3.8% tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including distributions the Fund pays and net gains realized on the redemption or exchange of Fund shares), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax applies to estates and trusts. Shareholders should consult their own tax advisors regarding the effect, if any, this tax may have on their investment in Fund shares.

The foregoing is only a summary of some of the important federal income tax considerations that may affect Fund shareholders, who should consult their tax advisers regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Fund. Each year, the Fund’s shareholders will receive tax information to assist them in preparing their income tax returns.

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Additional Information

Distribution and Service Plans

The A Class and C Class shares of the Fund have each adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act, which allows the A Class and C Class shares to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. Each Plan also authorizes the use of any fees received by the Manager in accordance with the Administration and Management Agreements, and any fees received by the sub-advisor pursuant to its Investment Advisory Agreement with the Manager, to be used for the sale and distribution of Fund shares. The Plans provide that the A Class shares of the Fund will pay up to 0.25% per annum of the average daily net assets attributable to the A Class, and the C Class shares of the Fund will pay up to 1.00% per annum of the average daily net assets attributable to the C Class, to the Manager (or another entity approved by the Board).

The Fund has also adopted a shareholder services plan for its A Class, C Class, Y Class and Investor Class shares for certain non-distribution shareholder services provided by financial intermediaries. The shareholder services plan authorizes annual payment of up to 0.25% of the average daily net assets attributable to the A Class shares, up to 0.25% of the average daily net assets attributable to the C Class shares, up to 0.375% of the average daily net assets attributable to the Investor Class shares, and up to 0.10% of the average daily net assets attributable to the Y Class shares of the Fund. Because these distribution and service plan fees are paid out of the Fund’s A Class, C Class, Y Class, and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may result in costs higher than other types of sales charges.

Portfolio Holdings

A complete list of the Fund’s holdings is made available on the Fund’s website on a quarterly basis approximately sixty days after the end of each calendar quarter and remains available for six months thereafter. A list of the Fund’s ten largest holdings is made available on the Fund’s website on a quarterly basis. The ten largest holdings of the Fund are generally posted to the website approximately fifteen days after the end of each calendar quarter and remain available until the next quarter. To access the holdings information, go to www.americanbeaconfunds.com . The Fund’s ten largest holdings may also be accessed by selecting the Fund’s fact sheet. A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s SAI, which you may access on the Fund’s website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Delivery of Documents

If you are interested in electronic delivery of the Fund’s summary prospectus or shareholder reports, please go to www.americanbeaconfunds.com and click on “Quick Links” and then “Register for E -Delivery.”

To reduce expenses, your financial institution may mail only one copy of the summary prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the Fund’s operation. Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

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Additional Information

Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling 1-800-658-5811 or you may access them on the Fund’s website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report

The Fund’s Annual and Semi-Annual Reports will list the Fund’s actual investments as of the report’s date. They will include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund’s performance. The report of the Fund’s Independent Registered Public Accounting Firm will be included in the Annual Report.

Statement of Additional Information

The SAI contains more details about the Fund and its investment policies. The SAI is incorporated in this prospectus by reference (it is legally part of this prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Fund or to request a copy of the documents listed above:

By Telephone:	By Mail:	By E-mail:	On the Internet:
Call 1-800-658-5811	American Beacon Funds	americanbeaconfunds@	Visit our website at
	P.O. Box 219643	ambeacon.com	www.americanbeaconfunds.com
	Kansas City, MO 64121-9643		Visit the SEC website at
www.sec.gov

The SAI and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-1520. The SAI and other information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

American Beacon is a registered service mark of American Beacon Advisors, Inc. American Beacon Funds and American Beacon Crescent Short Duration High Income Fund are service marks of American Beacon Advisors, Inc.

SEC File Number 811-4984

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

AMERICAN BEACON® FUNDS

xx xx, 20xx

American Beacon Crescent Short Duration High Income Fund

A CLASS [xxx]
C CLASS [xxx]
Y CLASS [xxx]
INSTITUTIONAL CLASS [xxx]
INVESTOR CLASS [xxx]

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus dated xx xx, 20xx (the “Prospectus”) for the American Beacon Crescent Short Duration High Income Fund (the “Fund”), a series of American Beacon Funds, a Massachusetts business trust. Copies of the Prospectus may be obtained without charge by calling (800) 658-5811. You also may obtain copies of the Prospectus without charge by visiting the Fund’s website at www.americanbeaconfunds.com. This SAI is incorporated herein by reference to the Fund’s Prospectus. In other words, it is legally a part of the Prospectus. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.

The Fund had not commenced operations prior to the date hereof. Accordingly, financial statements for the Fund are not available. Copies of the Fund’s Annual Report may be obtained when available, without charge, upon request by calling (800) 658-5811 or visiting www.americanbeaconfunds.com.

TABLE OF CONTENTS

Organization and History of the Fund	xx
Additional Information About Investment Strategies and Risks	xx
Other Investment Strategies and Risks	xx
Investment Restrictions	xx
Temporary Defensive and Interim Investments	xx
Portfolio Turnover	xx
Disclosure of Portfolio Holdings	xx
Lending of Portfolio Securities	xx
Trustees and Officers of the Trust	xx
Code of Ethics	xx
Proxy Voting Policies	xx
Control Persons and 5% Shareholders	xx
Investment Sub-Advisory Agreement	xx
Management, Administrative and Distribution Services	xx
Other Service Providers	xx
Portfolio Managers	xx
Portfolio Securities Transactions	xx
Additional Purchase and Sale Information for A Class Shares	xx
Additional Information Regarding Contingent Deferred Sales Charges	xx
Redemptions in Kind	xx
Tax Information	xx
Description of the Trust	xx
Financial Statements	xx
Appendix A: Proxy Voting Policy and Procedures for the Trust	A-1
Appendix B: Proxy Voting Policies — Investment Sub-Advisor	B-1
Appendix C: Ratings Definitions	C-1

ORGANIZATION AND HISTORY OF THE FUND

The Fund is a separate series of the American Beacon Funds (the “Trust”), an open- end management investment company organized as a Massachusetts business trust on January 16, 1987. The Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy. The Fund is diversified. The Fund is comprised of multiple classes of shares designed to meet the needs of different groups of investors. This SAI relates to the A Class, C Class, Y Class, Institutional Class, and Investor Class shares of the Fund.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

The investment objective and principal investment strategies and risks of the Fund are described in the Prospectus. This section contains additional information about the Fund’s investment policies and risks and types of investments the Fund may purchase. The composition of the Fund’s portfolio and the strategies that the Fund may use in selecting investments may vary over time. The Fund is not required to use all of the investment strategies described below in pursuing its investment objectives. It may use some of the investment strategies only at some times or it may not use them at all.

Asset-Backed Securities — Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in asset-backed securities, subject to the Fund’s rating and quality requirements.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

Bank Deposit Notes — Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

Borrowing Risks — The Fund may borrow money in an amount up to one- third of its total assets (including the amount borrowed) from banks and other financial institutions. The Fund may borrow for temporary purposes. Borrowing may exaggerate changes in the Fund’s NAV and in its total return. Interest expense and other fees associated with borrowing may reduce the Fund’s return.

Callable Securities — The Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.

Cash Equivalents — Cash equivalents include certificates of deposit, time deposits, bearer deposit notes, bankers’ acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers’ acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Certificates of deposit (“CDs”) are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. U.S. dollar denominated CDs issued by banks abroad are known as Eurodollar CDs. CDs issued by foreign branches of U.S. banks are known as Yankee CDs.

Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Common Stock — Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks

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below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

       Convertible Securities — Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Actions — From time to time, the Fund may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as the Fund, and the acquisition is determined to be beneficial to Fund shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the Investment Company Act of 1940, as amended (the “1940 Act”) or rules thereunder, if the Fund has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Fund will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Fund sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.

Cover and Asset Segregation — The Fund may make investments or employ trading practices that obligate the Fund, on a fixed or contingent basis, to deliver an asset or make a cash payment to another party in the future. The Fund will comply with guidance from the U.S. Securities and Exchange Commission (the “SEC”) and other applicable regulatory bodies with respect to coverage of certain investments and trading practices. This guidance requires segregation (which may include earmarking) by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security or financial instrument or by offsetting portfolio positions.

For example, if the Fund enters into a currency forward contract to sell foreign currency on a future date, the Fund may cover its obligation to deliver the foreign currency by segregating cash or liquid securities having a value at least equal to the value of the deliverable currency. Alternatively, the Fund could cover its obligation by entering into an offsetting transaction to acquire, on or before the date such foreign currency must be delivered, an amount of foreign currency at least equal to the deliverable amount at a price at or below the sale price to be received by the Fund under the currency forward contract.

The Fund’s approach to asset coverage may vary among different types of investments. With respect to certain investments, the Fund calculates the obligations of the parties to the agreement on a “net basis” (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Under such circumstances, the Fund’s current obligations will generally be equal only to the net amount to be paid by the Fund based on the relative values of the positions held by each party to the agreement (the “net amount”).

Inasmuch as the Fund covers its obligations under these transactions as described above, American Beacon Advisors, Inc. (the “Manager”) and the Fund believe such obligations do not constitute senior securities. Earmarking or otherwise segregating a large percentage of the Fund’s assets could impede the sub-advisor’s ability to manage the Fund’s portfolio.

Creditor Liability and Participation on Creditors Committees — When the Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. If the Fund is a creditor of an issuer it may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to

2

expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors.

Derivatives — Generally a derivative is a financial arrangement, the value of which is based on, or “derived” from, a traditional security, asset, currency, or market index. Some “derivatives” such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

The Fund may invest in various types of derivatives, including, among others, forwards for currency hedges, warrants, rights, structured products, and other derivative instruments. The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) resulted in historic and comprehensive statutory reform of the regulation of derivatives, including the manner in which they are entered into, reported, recorded, executed, and settled (or “cleared”). The Dodd-Frank Act requires the SEC and the U.S. Commodity Futures Trading Commission (“CFTC”) to establish new regulations with respect to derivatives defined as security-based swaps (e.g., derivatives based on an equity security) and swaps (e.g., derivatives based on a broad-based index or commodity), respectively, and the markets in which these instruments trade. In addition, it subjected all swaps and security-based swaps to CFTC and SEC jurisdiction, respectively.

Historically, advisers of registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, non-deliverable forwards and swaps), including the Fund, have been excluded from regulation as commodity pool operators (“CPOs”) pursuant to CFTC Regulation 4.5. In 2012, the CFTC amended Regulation 4.5 to dramatically narrow this exclusion. Under the amended Regulation 4.5, in order to rely on the exclusion a registered investment company’s commodity interests — other than those used for bona fide hedging purposes (as defined by the CFTC) — must be limited such that the aggregate initial margin and premiums required to establish the positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) does not exceed 5% of the fund’s NAV, or alternatively, the aggregate net notional value of the positions, determined at the time the most recent position was established, does not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Further, to qualify for the exclusion in amended Regulation 4.5, the Fund must satisfy a marketing test, which requires, among other things, that the Fund not hold itself out as a vehicle for trading commodity interests. The Fund’s ability to use these instruments may also be limited by tax considerations.  The Manager has filed a notice claiming the CFTC Regulation 4.5 exclusion from CPO registration.

Derivatives may involve significant risk. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy and sell derivatives not traded on an exchange, which may be subject to heightened liquidity and valuation risk.

Transactions in derivatives, other than purchased options, may expose the Fund to an obligation to another party and, as a result, the Fund may need to “cover” the obligation or segregate liquid assets in compliance with SEC guidelines, as discussed above under “Cover and Asset Segregation.”

Delayed Funding Loans and Revolving Credit Facilities — The Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Trust’s Board of Trustees (the “Board”), in an amount sufficient to meet such commitments.

The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Eurodollar and Yankee CD Obligations — Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankee CDs are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental

3

restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Fixed Income Investments — The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. See “High Yield Bonds” disclosure below for the risks associated with low-quality, higher-risk corporate bonds, a type of fixed income security.

Foreign Securities — The Fund may invest in U.S. dollar-denominated fixed income securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

       Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments.

Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the sub-advisor endeavors to achieve the most favorable net results on portfolio transactions.

Foreign securities may trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is un-invested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government’s fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

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High-Yield Bonds — High-yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, Standard & Poor’s and Fitch, Inc. rate them below Baa and BBB, respectively. Please see “Appendix C Ratings Definitions” below for an explanation of the ratings applied to high-yield bonds. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume. In order to minimize credit risk, the Fund intends to diversify its holdings among multiple bond issuers.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities — Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued.

Historically, illiquid securities have included securities that have not been registered under the Securities Act of 1933, as amended (“Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.  In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, acting under guidelines established by the Trust’s Board of Trustees (“Board”), may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

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The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Indebtedness, Loan Participations and Assignments — The Fund may purchase indebtedness and participations in commercial loans. Such investments may be secured or unsecured. Indebtedness is different from traditional debt securities in that debt securities are part of a large issue of securities to the public and indebtedness may not be a security, but may represent a specific commercial loan to a borrower. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized statistical rating organization.

The Fund may invest in debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered security (i.e., security not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse will be against the property securing the DIP financing.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested. The Fund may make investments in indebtedness and loan participations to achieve capital appreciation, rather than to seek income.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the sub-advisor believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation.

Initial Public Offerings — The Fund can invest in initial public offerings (“IPOs”). By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may only be a

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limited number of shares available for trading. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental state companies, without revenues or operating income, or the near-term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.

Interfund Lending — Pursuant to an order issued by the SEC, the American Beacon Funds may participate in a credit facility whereby each American Beacon Fund, under certain conditions, is permitted to lend money directly to and borrow directly from other American Beacon Funds for temporary purposes. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report on credit facility activities to the Board. The credit facility can provide a borrowing fund with savings at times when the cash position of the fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When the funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. Although the credit facility may reduce the Fund’s need to borrow from banks, the Fund remains free to establish lines of credit or other borrowing arrangements with banks.

Investment Grade Securities — Investment grade securities that the Fund may purchase, either as part of its principal investment strategy or to implement its temporary defensive policy, include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by at least two rating organizations rating that security (such as Standard & Poor’s Ratings Services, Fitch, Inc. or Moody’s Investors Service, Inc.) or rated in one of the four highest rating categories by one rating organization if it is the only organization rating that security. The Fund, at the discretion of the Manager or the applicable sub-advisor, may retain a security that has been downgraded below the initial investment criteria.

Issuer Risk — The value of an investment may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Loan Transactions — Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. Such loan transactions are referred to in this SAI as “qualified” loan transactions. The purpose of a qualified loan transaction is to capture a demand premium paid by the borrower or to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held or reinvested by it. Cash collateral received through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board. Please see the “Lending of Portfolio Securities” section for additional information.

Securities loans will be made in accordance with the following conditions: (1) the Fund receives at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower increases the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Fund is able to terminate the loan after notice, at any time; (4) the Fund receives reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Fund only pays reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment is known with sufficient time in advance of the shareholder meeting record date, the Fund would be allowed to terminate the loan in an attempt to facilitate the voting of proxies.

       While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Board to be of good financial standing and will not be made unless the consideration to be earned from such loans is deemed by the Manager to justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral.

The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the Board.

Market Events — Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.

Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the

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prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

Municipal Securities — Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, revenue obligations, anticipation notes, private activity bonds and municipal warrants. The Fund may invest in both taxable and tax-exempt municipal securities. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk.

A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Fund.

General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.

Municipal lease obligations are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation.

Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.

In this regard, the Fund may invest in Puerto Rican municipal securities, which are exempt from federal income taxes. Adverse market, political, economic or other conditions or developments within Puerto Rico may negatively affect the value of the Fund’s holdings in Puerto Rican municipal obligations. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. As a result of Puerto Rico’s challenging economic and fiscal environment, many ratings organizations have downgraded a number of securities issued in Puerto Rico or placed them on “negative watch.” If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Fund could be adversely affected.

Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.

Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues that are payable from those taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.

Private activity bonds are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. See “Tax Information - Taxation of the Fund’s Shareholders.”

Municipal warrants are essentially call options on municipal bonds. In exchange for a premium, municipal warrants give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. The Fund may purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity.

       Other Investment Company Securities and Exchange Traded Products — The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, exchange-traded funds (“ETFs”), exchange- traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or the sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other

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investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as money market funds under the 1940 Act, as amended, to provide liquidity or for defensive purposes. The Fund would invest in money market funds rather than purchasing individual short-term investments. If the Fund invests in money market funds shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

The Fund may purchase shares of ETFs. ETFs trade like a common stock and passive ETFs usually represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Typically, the Fund would purchase passive ETF shares to obtain exposure to all or a portion of the stock or bond market. As a shareholder of an ETF, the Fund would be subject to its ratable share of the ETF’s expenses, including its advisory and administration expenses.

An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount or premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  The Fund may also invest in ETNs, which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees.

Pay-in-Kind Securities — Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate. Federal income tax law requires the holders of pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify for treatment as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”), and avoid excise tax, the Fund may be required to distribute a portion of such discount and may be required to dispose of other portfolio securities (which may occur in periods of adverse market prices) in order to generate cash to meet these distribution requirements.

Preferred Stock — A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Rights and Warrants — Rights are short-term warrants issued in conjunction with new stock or bond issues. Warrants are options to purchase an issuer’s securities at a stated price during a stated term. If the market price of the underlying common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants usually have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may be purchased with values that vary depending on the change in value of one or more specified indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of the exercise. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price. There is no specific limit on the percentage of assets a Fund may invest in rights and warrants.

Senior Loans — The Fund may invest in senior loans, which include floating rate loans (sometimes referred to as “adjustable rate loans”) that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. In addition to the risks typically associated with debt securities, such as credit and interest rate risk discussed above, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans usually have mandatory and optional prepayment provisions. If a borrower prepays a senior loan, the Fund will have to reinvest the proceeds in other senior

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loans or securities that may pay lower interest rates.

The Fund may acquire senior loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

       Structured Products — The Fund may invest in structured products, including instruments such as collateralized loan obligations (“CLO”), and structured notes, which are potentially high-risk derivatives. For example, a structured product may combine a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a structured product is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a structured product may be increased or decreased, depending on changes in the value of the benchmark.

Structured products can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Structured products may not bear interest or pay dividends. The value of a structured product or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a structured product. Under certain conditions, the redemption value of a structured product could be zero. Thus, an investment in a structured product may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.

The purchase of structured products also exposes the Fund to the credit risk of the issuer of the structured product. These risks may cause significant fluctuations in the net asset value of the Fund.

Collateralized Loan Obligations – CLOs are types of asset-backed securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CLOs are trusts backed by other types of assets representing obligations of various parties.  A CLO may charge management fees and administrative expenses.  For CLOs the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Fund as illiquid securities, however an active dealer market may exist for CLOs allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s Prospectus (e.g., interest rate risk and default risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Structured Notes - The Fund may invest in structured notes, which are derivative debt instruments with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate or other financial indicators (“reference instruments”). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies, one or more securities or a securities or commodities index. A structured note may be positively or negatively indexed. For example, its principal amount and/or interest rate may increase or decrease if the value of the reference instrument increases, depending upon the terms of the instrument. The change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument or instruments. Structured notes can be used to increase the Fund’s exposure to changes in the value of assets or to hedge the risks of other investments that the Fund holds.

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Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or borrower. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase minimum amounts of those notes over time. In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the asset or reference. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these structured products may be subject to limits applicable to investments in investment companies.

Trade Claims — The Fund may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are nonsecuritized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

Trust Preferred Securities — The Fund may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the Securities Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as the Fund, to sell their holdings.

U.S. Treasury Obligations — U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Valuation Risk — This is the risk that the Fund has valued certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable or Floating Rate Obligations — The interest rates payable on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months.

While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

When-Issued and Forward Commitment Transactions — These transactions involve a commitment by the Fund to purchase or sell securities at a future date. These transactions enable the Fund to “lock-in” what the Manager or the sub-advisor, as applicable, believes to be an

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attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued. The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Fund until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

The Fund maintains with its custodian segregated (or earmarked) liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged.

OTHER INVESTMENT STRATEGIES AND RISKS

In addition to the investment strategies and risks described in the Prospectus, the Fund may:

1.  Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated amount of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.

2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act, or exemptive relief granted by the SEC.

3.  Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3 % of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.

4.  Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager or the sub-advisor, as applicable, attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be of good financial standing.

5.  Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(2) securities”). The Fund will not invest more than 15% of its net assets in Section 4(2) securities and illiquid securities unless the Manager or the sub-advisor, as applicable, determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

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INVESTMENT RESTRICTIONS

Fundamental Policies.  The Fund has the following fundamental investment policy that enables it to invest in another investment company or series thereof that has substantially similar investment objectives and policies:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

Fundamental Investment Restrictions. The following discusses the investment policies of the Fund.

The following restrictions have been adopted by the Fund and may be changed with respect to the Fund only by the majority vote of the Fund’s outstanding interests. “Majority of the outstanding voting securities” under the Investment Company Act and as used herein means, with respect to the Fund, the lesser of (a) 67% of the shares of the Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders’ meeting or (b) more than 50% of the shares of the Fund.

The Fund may not:

1.  Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may dispose of real estate acquired as a result of the ownership of securities or other instruments and invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

2.  Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).

3.  Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law.

4.  Lend any security or make any other loan except (i) as otherwise permitted under the Investment Company Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements.

5. Issue any senior security except as otherwise permitted (i) under the Investment Company Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.

6.  Borrow money, except as otherwise permitted under the Investment Company Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments and margin deposits, security interests, liens and collateral arrangements with respect to such instruments shall not constitute borrowing.

7.  Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund’s total assets.

8.  Invest more than 25% of its total assets in the securities of companies primarily engaged in any industry or group of industries provided that this limitation does not apply to: (i) obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) tax-exempt securities issued by municipalities and their agencies and authorities.

The above percentage limits (except the limitation on borrowings) are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

Non-Fundamental Investment Restrictions. The following non-fundamental investment restrictions apply to the Fund (except where noted otherwise) and may be changed with respect to the Fund by a vote of a majority of the Board. The Fund may not:

1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2.  Purchase securities on margin, except that (1) the Fund may obtain such short term credits as necessary for the clearance of transactions, and (2) the Fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

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All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus, the other investment policies described in this SAI are not fundamental and may be changed by approval of the Trustees.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS

In times of unstable or adverse market, economic, political or other conditions, where the Manager or the sub-advisor believes it is appropriate and in the Fund’s best interest, the Fund can invest up to 100% in cash and other types of securities for defensive or temporary purposes. It can also hold cash or purchase these types of securities for liquidity purposes to meet cash needs due to redemptions of Fund shares, or to hold while waiting to invest cash received from purchases of Fund shares or the sale of other portfolio securities.

These temporary investments can include (i) obligations issued or guaranteed by the U.S. Government, its agents or instrumentalities; (ii) commercial paper rated in the highest short term category by a rating organization; (iii) domestic, Yankee and Eurodollar certificates of deposit or bankers’ acceptances of banks rated in the highest short term category by a rating organization; (iv) any of the foregoing securities that mature in one year or less (generally known as “cash equivalents”); (v) other short- term corporate debt obligations; (vi) repurchase agreements; (vii) futures; or (viii) shares of money market funds, including funds advised by the Manager or the sub-advisor.

PORTFOLIO TURNOVER

Portfolio turnover is a measure of trading activity in a portfolio of securities, usually calculated over a period of one year. The rate is calculated by dividing the lesser amount of purchases or sales of securities by the average amount of securities held over the period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover can increase the Fund’s transaction costs and generate additional capital gains or losses.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund publicly discloses portfolio holdings information as follows:

1.  a complete list of holdings for the Fund on an annual and semi-annual basis in the reports to shareholders within sixty days of the end of each fiscal semi-annual period and in publicly available filings of Form N-CSR with the SEC within ten days thereafter;

2.  a complete list of holdings for the Fund as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter;

3. a complete list of holdings for the Fund as of the end of each quarter on the Fund’s website (www.americanbeaconfunds.com) approximately sixty days after the end of the quarter; and

4.  ten largest holdings for the Fund as of the end of each calendar quarter on the Fund’s website (www.americanbeaconfunds.com) and in sales materials approximately fifteen days after the end of the calendar quarter.

Public disclosure of the Fund’s holdings on the website and in sales materials may be delayed when an investment manager informs the Fund that such disclosure could be harmful to the Fund. In addition, individual holdings may be omitted from website and sales material disclosure, when such omission is deemed to be in the Fund’s best interest.

Disclosure of Nonpublic Holdings.  Occasionally, certain interested parties — including individual investors, institutional investors, intermediaries that distribute shares of the Fund, third-party service providers, rating and ranking organizations, and others — may request portfolio holdings information that has not yet been publicly disclosed by the Fund. The Fund’s policy is to control the disclosure of nonpublic portfolio holdings information in an attempt to prevent parties from utilizing such information to engage in trading activity harmful to Fund shareholders. To this end, the Board has adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. In general, nonpublic portfolio holdings may be disclosed on a selective basis only when it is determined that (i) there is a legitimate business purpose for the information, (ii) recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information; and (iii) disclosure is in the best interests of Fund shareholders. The Holdings Policy is summarized below.

A variety of third party service providers require access to Fund holdings to provide services to the Fund or to assist the Manager and the sub-advisor in managing the Fund (“service providers”). The service providers have a duty to keep the Fund’s nonpublic information confidential either through written contractual arrangements with the Fund (or another Fund service provider) or by the nature of their role with respect to the Fund (or the service provider). The Fund has determined that disclosure of nonpublic holdings information to service providers

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fulfills a legitimate business purpose and is in the best interest of shareholders.  In addition, the Fund has determined that disclosure of nonpublic holdings information to members of the Board fulfills a legitimate business purpose, is in the best interest of Fund shareholders, and each Trustee is subject to a duty of confidentiality.

The Fund has ongoing arrangements to provide nonpublic holdings information to the following service providers:

Service Provider	Service	Holdings Access
Manager	Investment management and administrator	Complete list on intraday basis with no lag
Sub-Advisor	Investment management	Holdings under sub-advisor’s management on intraday basis with no lag
State Street Bank and Trust Co. (“State Street”) and its designated foreign sub-custodians	Fund’s custodian and foreign custody manager, and foreign sub-custodians	Complete list on intraday basis with no lag
Investment Technology Group, Inc.	Fair valuation of portfolio securities for Funds with significant foreign securities holdings	Complete list on daily basis with no lag and more frequently when the Manager seeks advice with respect to certain holdings
xxx	Fund’s independent public accounting firm	Complete list on annual basis with no lag
FactSet Research Systems, Inc.	Performance and portfolio analytics reporting for the Manager and sub-advisor	Complete list on daily basis with no lag
Bloomberg, L.P.	Performance and portfolio analytics reporting	Complete list on daily basis with no lag
Broadridge Financial Solutions, Inc.	Proxy voting research provider for sub-advisor	Complete list on daily basis with no lag
Baseline Analytics	Performance and portfolio analytics reporting	Complete list on daily basis with no lag
Markit-Clearpar	Bank loan and settlement services for sub-advisor	Partial list as needed with no lag

Certain third parties are provided with nonpublic holdings information (either complete or partial lists) by the Manager or another service provider on an ad hoc basis. These third parties include: broker-dealers, prospective sub-advisors, borrowers of the Fund’s portfolio securities, pricing services, legal counsel, and issuers (or their agents). Broker-dealers utilized by the Fund in the process of purchasing and selling portfolio securities or providing market quotations receive limited holdings information on a current basis with no lag. The Manager provides current holdings to investment managers being considered for appointment as a sub-advisor to the Fund. If the Fund participates in securities lending activities, potential borrowers of the Fund’s securities receive information pertaining to the Fund’s securities available for loan. Such information is provided on a current basis with no lag. The Fund utilizes various pricing services to supply market quotations and evaluated prices to State Street. State Street and the Manager may disclose current nonpublic holdings to those pricing services. An investment manager may provide holdings information to legal counsel when seeking advice regarding those holdings. From time to time, an issuer (or its agent) may contact the Fund requesting confirmation of ownership of the issuer’s securities. Such holdings information is provided to the issuer (or its agent) as of the date requested. The Fund does not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information. However, the Fund would not continue to utilize a third party that the Manager determined to have misused nonpublic holdings information.

The Fund has ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Fund or that redistribute the Fund’s holdings to financial intermediaries to facilitate their analysis of the Fund. The Fund has determined that disclosure of holdings information to such organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Fund in comparison to other mutual funds. As of the date of this SAI, all such organizations receive holdings information after it has been made public on the Fund’s website.

No compensation or other consideration may be paid to the Fund, the Fund’s service providers, or any other party in connection with the disclosure of portfolio holdings information.

Under the Holdings Policy, disclosure of nonpublic portfolio holdings information to parties other than those discussed above must meet all of the following conditions:

1.	Recipients of portfolio holdings information must agree in writing to keep the information confidential until it has been posted to the Fund’s website and not to trade based on the information;

2.	Holdings may only be disclosed as of a month-end date;

3.	No compensation may be paid to the Fund, the Manager or any other party in connection with the disclosure of information about portfolio securities; and

4.	A member of the Manager’s Compliance staff must approve requests for nonpublic holdings information.

In determining whether to approve a request for portfolio holdings disclosure by the Manager, Compliance staff generally considers the

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type of requestor and its relationship to the Fund, the stated reason for the request, any historical pattern of requests from that same individual or entity, the style and strategy of the Fund for which holdings have been requested (e.g. passive versus active management), whether the Fund is managed by one or multiple investment managers, and any other factors it deems relevant. Any potential conflicts between shareholders and affiliated persons of the Fund that arise as a result of a request for portfolio holdings information shall be decided by the Manager in the best interests of shareholders. However, if a conflict exists between the interests of shareholders and the Manager, the Manager may present the details of the request to the Board for a determination to either approve or deny the request. On a quarterly basis, the Manager will prepare a report for the Board outlining the requests for disclosures that were approved during the period. The Compliance staff generally determines whether a historical pattern of requests by the same individual or entity constitutes an “ongoing arrangement” and should be disclosed in the Fund’s SAI.

The Manager and sub-advisor to the Fund may manage substantially similar portfolios for clients other than the Fund. Those other clients may receive and publicly disclose their portfolio holdings information prior to public disclosure by the Fund. The Holdings Policy is not intended to limit the Manager or the sub-advisor from making such disclosures to their clients.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the beneficial owner of the loaned securities and continues to be entitled to payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund does not have the right to vote on securities while they are on loan. However, it is the Fund’s policy to attempt to terminate loans in time to vote those proxies that the Fund determines are material to its interests. Loans of portfolio securities may not exceed 33 1/3 % of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to present acceptable credit risk on a fully collateralized basis. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund seeks to minimize this risk by limiting the investment of cash collateral to registered money market funds, including money market funds that invest in U.S. Government and agency securities advised by the Manager.

       For all funds that engage in securities lending, the Manager receives compensation for administrative and oversight functions with respect to securities lending, including oversight of the securities lending agent, Brown Brothers Harriman & Co.. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive dividends or interest or the equivalent, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.

TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts as well as the stated policies of the Fund. The Board oversees the Trust’s officers and service providers, including American Beacon Advisors, Inc. (“American Beacon”), which is responsible for the management of the day-to-day operations of the Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including American Beacon’s investment personnel and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent registered public accounting firm (which reports directly to the Trust’s Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Risk Oversight

Consistent with its responsibility for oversight of the Trust and its Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund. American Beacon, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management for the Fund. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

In general, the Fund’s risks include, among others, investment risk, credit risk, liquidity risk, securities selection risk and valuation risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund. In

16

addition, under the general oversight of the Board, American Beacon, the Fund’s investment adviser, and other service providers to the Fund have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Fund. Different processes, procedures and controls are employed with respect to different types of risks. Further, American Beacon as manager of the Fund oversees and regularly monitors the investments, operations and compliance of the Fund’s investment advisers.

The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, and senior officers of American Beacon, and the Fund’s CCO regularly report to the Board on a range of matters, including those relating to risk management. The Board and the Investment Committee also regularly receive reports from American Beacon with respect to the investments, securities trading and securities lending activities of the Fund. In addition to regular reports from American Beacon, the Board also receives reports regarding other service providers to the Trust, either directly or through American Beacon or the Fund’s CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Fund’s CCO regarding the effectiveness of the Fund’ s compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from American Beacon in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with American Beacon and the Trust’s distribution plans under Rule 12b-1 under the Investment Company Act.

Senior officers of the Trust and American Beacon also report regularly to the Audit and Compliance Committee on Fund valuation matters and on the Trust’s internal controls and accounting and financial reporting policies and practices. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO to discuss matters relating to the Fund’s compliance program.

Board Structure and Related Matters

Board members who are not “interested persons,” of the Trust as defined in Section 2(a)(19) of the Investment Company Act (“Independent Trustees” ) constitute at least two-thirds of the Board. Richard A. Massman, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the Fund. The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit and Compliance Committee, the Investment Committee and the Nominating and Governance Committee. For example, the Investment Committee is responsible for oversight of the annual process by which the Board considers and approves the Fund’s investment advisory agreement with American Beacon, while specific matters related to oversight of the Fund’s independent auditors have been delegated by the Board to its Audit and Compliance Committee, subject to approval of the Audit and Compliance Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of Funds overseen by the Board, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of Funds in the complex.

The Trust is part of the American Beacon Funds complex, which is comprised of the 31 series within the Trust and 2 series within the American Beacon Select Funds. The same persons who constitute the Board also constitute the board of trustees of American Beacon Select Funds and each Trustee oversees the Trusts’ combined 33 series.

The Board holds five regularly scheduled meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees of the Trust are identified in the tables below, which provide information as to their principal business occupations and directorships held during the last five years and certain other information. Subject to the Trustee Emeritus and Retirement Policy described below, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The address of each Trustee listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee serves for an indefinite term, or until his or her removal, resignation, or retirement*. Each Trustee has and continues to serve the same term as a Trustee of the American Beacon Select Funds as he or she has with the Trust.

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Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years
INTERESTED TRUSTEES
Gerard J. Arpey** (55)	Trustee since 2012
Partner, Emerald Creek Group (private equity firm) (2011-Present); Chairman and Chief Executive Officer, AMR Corp. and American Airlines, Inc. (2003-2011); Director, S. C. Johnson & Son, Inc. (privately held company) (2008- present).

Alan D. Feld*** (77)	Trustee since 1996
Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960- Present); Trustee, American Beacon Mileage Funds (1996-2012).

NON-INTERESTED
TRUSTEES

W. Humphrey Bogart (70)	Trustee since 2004	Trustee, American Beacon Mileage Funds (2004-2012).

Brenda A. Cline (53)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, American Beacon Mileage Funds (2004-2012).

Eugene J. Duffy (59)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994- Present); Director, Sunrise Bank of Atlanta (2008-Present); Trustee, American Beacon Mileage Funds (2008-2012).

Thomas M. Dunning (71)	Trustee since 2008
Chairman  Emeritus  (2008-Present); Lockton Dunning Benefits (consulting firm in employee benefits); Lead Director, Oncor Electric  Delivery  Company  LLC  (2007-Present);  Board  Member,  BancTec (2010-Present); Trustee, American Beacon Mileage Funds (2008-2012).

Richard A. Massman (70)	Trustee since 2004 Chairman since 2008
Consultant  and  General  Counsel  Emeritus  (2009-Present)  and  Senior  Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming,  ranching  and  venture  capital  activities);  Trustee,  American  Beacon Mileage Funds (2004-2012).

Barbara J. McKenna (51)	Trustee since 2012	Managing Principal, Longfellow Investment Management Company (2005- Present).

R. Gerald Turner (68)	Trustee since 2001
President, Southern Methodist University (1995-Present); Director, J.C. Penney Company, Inc.  (1996-Present); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Trustee, American Beacon Mileage Funds (2001-2012)..

_______________
*
The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

**
Mr. Arpey is deemed to be an “interested person” of the Trust, as defined by the Investment Company Act. Mr. Arpey previously served as CEO of AMR Corp. (now known as American Airlines Group Inc.), which has a material relationship with the Manager.

***
Mr. Feld is deemed to be an “interested person” of the Trust, as defined by the Investment Company Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager and one or more of the Trust’s sub-advisors.

In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

Gerard J. Arpey: Mr. Arpey has extensive organizational management, financial and international experience serving as chairman, chief executive officer, and chief financial officer of one of the largest global airlines, service as a director of public and private companies, and service to several charitable organizations.

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W. Humphrey Bogart: Mr. Bogart has extensive experience in the investment management business including as president and chief executive officer of an investment adviser and as a consultant, significant organizational management experience through start-up efforts with a national bank, service as a board member of a university medical center foundation, and multiple years of service as a Trustee.

Brenda A. Cline: Ms. Cline has extensive organizational management, financial and investment experience as executive vice president, chief financial officer, secretary and treasurer to a private foundation, service as a trustee to a private university, a children’s hospital and a school, including acting as a member of their investment and\or audit committees, extensive experience as an audit senior manager with a large public accounting firm, and multiple years of service as a Trustee.

Eugene J. Duffy: Mr. Duffy has extensive experience in the investment management business and organizational management experience as a member of senior management, service as a director of a bank, service as a chairman of a charitable fund and as a trustee to an association, service on the board of a private university and non-profit organization, service as chair to an financial services industry association, and multiple years of service as a Trustee.

Thomas M. Dunning: Mr. Dunning has extensive organizational management experience founding and serving as chairman and chief executive officer of a private company, service as a director of a private company, service as chairman of a large state municipal bond issuer and chairman of a large airport authority, also an issuer of bonds, service as a board member of a state department of transportation, service as a director of various foundations, service as chair of civic organizations, and multiple years of service as a Trustee.

Alan D. Feld: Mr. Feld has extensive experience as a business attorney, organizational management experience as chairman of a law firm, experience as a director of several publicly held companies; service as a trustee of a private university and a board member of a hospital, and multiple years of service as a Trustee.

Richard A. Massman: Mr. Massman has extensive experience as a business attorney, organizational management experience as a founding member of a law firm, experience as a senior vice president and general counsel of a large private company, service as the chairman and director of several foundations, including services on their Investment Committees and Finance Committees, chairman of a governmental board, chairman of various professional organizations and multiple years of service as a Trustee and as Independent Chair.

Barbara J. McKenna: Ms. McKenna has extensive experience in the investment management industry, organizational management experience as a member of senior management, service as a director of an investment manager, and member of numerous financial services industry associations.

R. Gerald Turner: Mr. Turner has extensive organizational management experience as president of a private university, service as a director and member of the audit and governance committees of various publicly held companies, service as a member to several charitable boards, service as a co-chair to an intercollegiate athletic commission, and multiple years of service as a Trustee.

Committees of the Board

The Trust has an Audit and Compliance Committee (“Audit Committee”), consisting of Ms. Cline (Chair), and Messrs. Duffy and Dunning. Mr. Massman, as Chairman of the Trust, serves on the Audit Committee in an ex-officio non-voting capacity. None of the members of the committee are “interested persons” of the Trust, as defined by the Investment Company Act. As set forth in its charter, the primary duties of the Trust’s Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trust and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; (d) to oversee the Trust’s compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management’s implementation and enforcement of the Trust’s compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the Trust’s CCO in connection with his or her implementation of the Trust’s Compliance Program. The Audit Committee met 4 times during the fiscal year ended January 31, 2014.

The Trust has a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld (Chair) and Turner.  Mr. Massman, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio non-voting capacity. As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation; and (i) to evaluate requests for exemptions from the mandatory retirement policy and make related recommendations to the Board. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Secretary

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of the Fund. The Nominating and Governance Committee met 4 times during the fiscal year ended January 31, 2014.

The Trust has an Investment Committee that is comprised of Mr. Bogart (Chair), Ms. McKenna and Mr. Arpey. Mr. Massman, as Chairman of the Trust, serves on the Investment Committee in an ex-officio non-voting capacity. As set forth in its charter, the Investment Committee’s primary duties are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met 5 times during the fiscal year ended January 31, 2014.

Trustee Ownership in the Funds

As of the date of this SAI, no Trustee owns Shares of the Fund. The following table shows the amount of equity securities owned in the American Beacon Funds family by the Trustees as of the calendar year ended December 31, 2013.

INTERESTED

	Arpey	Feld
American Beacon Fund
Aggregate Dollar Range of Equity Securities in all Trusts (33 Funds)	Over $100,000	Over $100,000

NON-INTERESTED

American Beacon Fund	Bogart	Cline	Duffy	Dunning	Massman	McKenna	Turner
Aggregate Dollar Range of Equity Securities in all Trusts (33 Funds)	Over $100,000	Over $100,000	None	Over $100,000	Over $100,000	None	Over $100,000

Trustee Compensation

As compensation for their service to the Trust and the American Beacon Select Funds (collectively, the “Trusts”), each Trustee is compensated from the Fund and fund complex as follows: (1) an annual retainer of $110,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $2,500 for attendance by Board members for five (5) Board meetings, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating Committee, and (d) $2,500 for attendance by any Trustee at an annual investment research symposium sponsored by the Manager where the Investment Committee meets with designated investment sub-advisors, and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars.

Mr. Massman was elected as Chairman April 15, 2008. For his service as Chairman, Mr. Massman receives an additional annual payment of $25,000. He also receives an additional $2,500 per quarter for his service as an ex-officio member of multiple committees. The following table shows estimated compensation (excluding reimbursements) that will be paid by the Trust to each Trustee for the fiscal year ending January 31, 2015.

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From the Trusts (33 funds)
INTERESTED TRUSTEES
Gerard J. Arpey	$ 66,286		$ 67,500
Alan D. Feld	$ 61,867	1	$ 63,000
NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$ 66,286	1	$ 67,500
Brenda A. Cline	$ 66,286	1	$ 67,500
Eugene J. Duffy	$ 61,376		$ 62,500

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Thomas M. Dunning	$ 63,831		$ 65,000
Richard A. Massman	$ 71,196	1	$ 72,500
Barbara J. McKenna	$ 66,286		$ 67,500
R. Gerald Turner	$ 61,867	1	$ 63,000
*Estimated compensation for the period September 3, 2014 – January 31, 2015.
1 Upon retirement from the Board, each of these Trustees is eligible for flight benefits afforded to Trustees who served on the Boards as of June 4, 2008 as described below.

The Boards adopted a Trustee Retirement Policy and Trustee Emeritus and Retirement Plan (“Plan”). The Plan provides that a Trustee who has served on the Boards as of June 4, 2008, and who has reached a mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. The Boards, through a majority vote, may determine to grant one or more annual exemptions to this mandatory retirement requirement. Additionally, a Trustee who has served on the Board of one or more Trusts for at least 5 years as of June 4, 2008, may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status.

Upon assuming Trustee Emeritus status, each eligible Trustee and his or her spouse (or designated companion) may receive annual flight benefits from the Trusts of up to $40,000 combined, on a tax grossed up basis, on American Airlines (a subsidiary of the Manager’s former parent company).  Eligible Trustees who independently have flight benefits on American Airlines may opt to receive annual payments of $20,000 from the Trusts in lieu of flight benefits.

       An eligible Trustee may serve as a Trustee Emeritus and receive related benefits for a period up to a maximum of 10 years depending upon their length of service. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund. Currently, two individuals have assumed Trustee Emeritus status. One receives an annual stipend of $20,000 from the Trusts. The other individual and his spouse receive annual flight benefits of up to $40,000 combined, on a tax-grossed up basis, on American Airlines.

Principal Officers of the Trust

The Officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the Officers of the Trust, their ages, their business address and their principal occupations and directorships during the past five years are as set forth below. The address of each Officer is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Officer serves for a term of one year or until his or her resignation, retirement, or removal. Each Officer has and continues to hold the same position with the American Beacon Select Funds as listed below for the Trust.

Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years
OFFICERS

Gene L. Needles, Jr. (59)	President since 2009 Executive Vice President 2009
President, CEO and Director, American Beacon Advisors, Inc. (2009-Present); President, CEO and Director (2009-Present), Lighthouse Holdings, Inc.; President and CEO, Lighthouse Holdings Parent, Inc.  (2009- Present); Manager and President, American Private Equity Management, L.L.C.  (2012-Present); President, Touchstone Investments (2008-2009).

Jeffrey K. Ringdahl (39)	Vice President since 2010
Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, American Private  Equity  Management,  L.L.C.  (2012- Present); Senior Vice President, Lighthouse Holdings Parent, Inc. (2013-Present); Senior Vice President, Lighthouse Holdings Inc. (2013-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010).

Rosemary K. Behan (55)	Vice President Secretary and Chief Legal Officer since 2006
Secretary, American Beacon Advisors, Inc. (2006-Present);  Secretary, Lighthouse Holdings, Inc. (2008-Present); Secretary, Lighthouse Holdings Parent, Inc. (2008-Present); Secretary, American Private Equity Management, L.L.C. (2008-Present).

Brian E. Brett (54)	Vice President since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004- Present).

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Name (Age)	Position and Length of Time Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years
Wyatt L. Crumpler (47)	Vice President since 2007
Chief   Investment   Officer   (2012-Present),   Vice   President,   Asset Management (2009-2012) and Vice President, Trust Investments (2007-2009), American Beacon Advisors, Inc.; Vice President, American Private Equity Management, L.L.C. (2012-Present).

Erica B. Duncan (43)	Vice President since 2011
Vice President, Marketing & Client Services, American Beacon Advisors, Inc. (2011-Present); Supervisor, Brand Marketing, Invesco (2010-2011); Supervisor, Marketing Communications (2009-2010) and Senior Financial Writer (2004-2009), Invesco AIM.

Michael W. Fields (60)	Vice President since 1989	Chief Fixed Income Officer (2011-Present) and Vice President, Fixed Income Investments (1988-2011), American Beacon Advisors, Inc.; Director, American Beacon Global Funds SPC (2002-2011).

Melinda G. Heika (53)	Treasurer since 2010
Treasurer (2010-Present), Controller (2005-2009),  American  Beacon Advisors, Inc.; Treasurer,   Lighthouse  Holdings, Inc. (2010-Present); Treasurer; Lighthouse  Holdings  Parent,  Inc. (2010-Present); Treasurer, American Private Equity Management, L.L.C. (2012-Present).

Terri L. McKinney (50)	Vice President since 2010	Vice President, Enterprise Services (2009-Present), Managing Director (2003-2009), American Beacon Advisors, Inc.

Samuel J. Silver (51)	Vice President since 2011	Vice President, Fixed Income Investments (2011-Present) and Senior Portfolio Manager, Fixed Income Investments (1999-2011), American Beacon Advisors, Inc.

Sonia L. Bates (57)	Asst. Treasurer since 2011
Director, Tax and Financial Reporting (2011-Present), Manager, Tax and Financial Reporting (2005-2010), American Beacon Advisors, Inc.; Asst. Treasurer, Lighthouse Holdings, Inc.  (2011-Present); Asst.  Treasurer, Lighthouse   Holdings   Parent,   Inc.   (2011-Present);   Asst.   Treasurer, American Private Equity Management, L.L.C. (2012-Present).

John J. Okray (40)	Asst. Secretary since 2010
Deputy General Counsel (2012-Present), Asst. General Counsel (2010-2012) and Asst. Secretary (2010-Present), American Beacon Advisors, Inc.; Asst. Secretary, Lighthouse  Holdings, Inc. (2010-Present); Asst. Secretary, Lighthouse   Holdings Parent, Inc. (2010-Present); Asst. Secretary, American Private Equity Management, L.L.C. (2012-Present); Vice President, OppenheimerFunds, Inc. (2004-2010).

Christina E. Sears (42)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, American Beacon Advisors, Inc., (2004- Present); Chief Compliance Officer, American Private Equity Management, L.L.C. (2012-Present).

CODE OF ETHICS

The Manager, the Trust and the sub-advisor have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act. Each Code of Ethics significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code of Ethics generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase (with limited exceptions) or sale by any Fund. In addition, the Manager’s and Trust’s Code of Ethics require employees to report trades in shares of the Trusts. Each Code of Ethics is on public file with, and may be obtained from, the SEC.

PROXY VOTING POLICIES

From time to time, the Fund may own a security whose issuer solicits a proxy vote on certain matters. The Board seeks to ensure that proxies are voted in the best interests of the Fund’s shareholders and has delegated proxy voting authority to the Manager. The Manager in turn has delegated proxy voting authority to the sub-advisor with respect to the Fund’s assets under the sub-advisor’s management. The Trust has adopted a Proxy Voting Policy and Procedures (the “Policy”) that governs proxy voting by the Manager and sub-advisor, including procedures to

22

address potential conflicts of interest between the Fund’s shareholders and the Manager, the sub-advisor or their affiliates. The Trust’s Board of Trustees has approved the Manager’s proxy voting policies and procedures with respect to Fund assets under the Manager’s management. Please see Appendix A for a copy of the Policy. The sub-advisor’s proxy voting policy and procedures are summarized (or included in their entirety) in Appendix B. The Fund’s proxy voting record for the most recent year ended June 30 is available as of August 31 of each year upon request and without charge by calling 1-800-967-9009 or by visiting the SEC’s website at http://www.sec.gov. The proxy voting record can be found in Form N-PX on the SEC’s website.

CONTROL PERSONS AND 5% SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of any Class of the Fund’s outstanding shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. The actions of an entity or person that controls the Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over the Fund or large redemptions by a control person could cause the Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses. As of the date of this SAI, the Manager is the sole shareholder of the Fund.

INVESTMENT SUB-ADVISORY AGREEMENT

The Fund’s sub-advisor is listed below with information regarding its controlling persons or entities. According to the Investment Company Act, a person or entity with control with respect to an investment adviser has “the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.” Persons and entities affiliated with the sub-advisor are considered affiliates for the portion of Fund assets managed by that sub-advisor.

Crescent Capital Group LP (“Crescent Capital”):

Controlling Person/Entity	Basis of Control	Nature of Controlling Person/Entity Business
Crescent Capital Group GP LLC	General Partner	Holding Company
Crescent Capital Group Holdings LP	Limited Partner	Holding Company
Jean-Marc Chapus	Managing Partner	Financial Services
Mark Louis Attanasio	Managing Partner	Financial Services

Pursuant to an investment advisory agreement, the Manager has agreed to pay an annualized advisory fee to the sub-advisor according to the following schedule:

On the first $250 million	0.40%
On the next $750 million	0.35%
After $750 million	0.30%
*The sub-adviser could be deemed to be an affiliated person of the Manager because the sub-adviser manages unregistered funds that collectively own more than 5% of the outstanding shares of Lighthouse Holdings Parent, Inc.

The sub-advisor is located at 11100 Santa Monica Blvd., Suite 2000 Los Angeles, CA 90025.

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Crescent Capital pursuant to which the Fund has agreed to pay Crescent Capital an annualized sub-advisory fee that is calculated and accrued daily based on a percentage of the Fund’s average daily assets. The Investment Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by the Manager, by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund on no less than thirty (30) days’ nor more than sixty (60) days’ written notice to the sub-advisor, or by the sub-advisor upon sixty (60) days’ written notice to the Trust. The Investment Advisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Agreement or “interested persons” (as defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.  Because the Fund has not commenced operations prior to the date of this SAI, no subadvisory fees have been paid to Crescent Capital.

MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES

The Manager

The Manager, located at 4151 Amon Carter Boulevard, MD 2450 Fort Worth, Texas 76155 is a Delaware corporation and wholly owned

23

subsidiary of Lighthouse Holdings, Inc. (“Lighthouse”). Lighthouse is indirectly majority owned by investment funds affiliated with Pharos Capital Group, LLC (“Pharos”) and TPG Capital, L.P. (“TPG”).

Listed below are individuals and entities that may be deemed control persons of the Manager:

Controlling Person/Entity	Basis of Control/Status	Nature of Controlling Person/Entity Business/Business History
Lighthouse Holdings, Inc.	Parent Company	Founded in 2008
William Quinn	Director of Manager; Executive Chairman
Gene L. Needles, Jr.	Director of Manager, President, CEO
Richard P. Schifter	Director of Manager	Affiliated with TPG
Kneeland C. Youngblood	Director of Manager	Affiliated with Pharos

The Manager is paid a management fee as compensation for providing the Trust with advisory and asset allocation services. The expenses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the assets of that class. Pursuant to management and administration agreements, the Manager provides the Trust with office space, office equipment and personnel necessary to manage and administer the Trust’s operations. This includes:

●	complying with reporting requirements;
●	corresponding with shareholders;
●	maintaining internal bookkeeping, accounting and auditing services and records; and
●	supervising the provision of services to the Trust by third parties.

In addition to its oversight of the sub-advisor, the Manager may invest the portion of the Fund’s assets that the sub-advisor determines to be allocated to short-term investments.

The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund’s tax returns; interest; costs of Trustee and shareholder meetings; preparing, printing and mailing Prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund’s existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by the sub-advisor to the investment style of the Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the sub-advisor; and any extraordinary expenses of a nonrecurring nature.

The management agreement provides for the Manager to receive an annualized management fee equal to 0.05% of the average daily net assets of the Fund. Because the Fund has not commenced operations prior to the date of this SAI, no fees have been paid to the Manager.

In addition to the management fee, the Manager is paid an administration fee for providing administrative services to the Fund. The administration agreement provides for the Manager to receive an annualized administration fee that is calculated and accrued daily, equal to the sum of: 0.30% of the net assets of the A Class, 0.30% of the net assets of the C Class, 0.30 % of the net assets of the Y Class, 0.30 % of the net assets of the Investor Class, and 0.30 % of the net assets of the Institutional Class. Because the Fund has not commenced operations prior to the date of this SAI, the Fund has not paid any administration fees to the Manager for the last three fiscal years.

       The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act, is paid up to 0.25% per annum of the average daily net assets of the A Class shares and up to 1.00% per annum of the average daily net assets of the C Class shares of the Fund for distribution and shareholder servicing related services, including expenses relating to selling efforts of various broker-dealers, shareholder servicing fees and the preparation and distribution of A Class and C Class advertising material and sales literature. The Manager will receive Rule 12b-1 fees from the A Class and C Class regardless of the amount of the Manager’s actual expenses related to distribution and shareholder servicing efforts on behalf of each Class. Thus, the Manager may realize a profit or a loss based upon its actual distribution and shareholder servicing related expenditures for the A Class and C Class. The Manager anticipates that the Rule 12b-1 plan will benefit shareholders by providing broader access to the Fund through broker-dealers and other financial intermediaries who require compensation for their expenses in order to offer shares of the Fund. Because the Fund has not commenced operations prior to the date of this SAI, there were no prior distribution fees pursuant to Rule 12b-1 under the Investment Company Act.

The A Class, C Class, Y Class and Investor Class have each adopted a Service Plan (collectively, the “Plans”). The Plans authorize the payment to the Manager (or another entity approved by the Board) of up to 0.375% per annum of the average daily net assets of the Investor Class shares, up to 0.25% per annum of the average daily net assets of the A Class shares, up to 0.25% per annum of the average daily net assets of the C Class shares and up to 0.10% per annum of the average daily net assets of the Y Class shares.  The Manager or other approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of A Class, C Class, Y Class and Investor Class shares including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees, which are included as part of the Fund’s “Other Expenses” in the Table of Fees and Expenses in the Prospectus, will be payable monthly in arrears. The

24

fees for each Class will be paid on the actual expenses incurred in a particular month by the entity for the services provided pursuant to the respective Class and its Service Plan. The primary expenses expected to be incurred under the Plans are shareholder servicing, record keeping fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.  Because the Fund has not commenced operations prior to the date of this SAI, there were no prior service fees.

The Manager also may receive up to 25% of the net monthly income generated from the securities lending activities of the Fund as compensation for administrative and oversight functions with respect to securities lending of the Fund. Currently, the Manager receives 10% of such income for other series of the Trust. The Fund has not commenced operations prior to the date of this SAI. Accordingly, the Manager has not received any fees from the securities lending activities of the Fund. The SEC has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has contractually agreed from time to time to reduce fees and/or reimburse expenses for the Fund in order to maintain competitive expense ratios for the Fund. In July of 2003, the Board approved a policy whereby the Manager may seek repayment for such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.

The Distributor

Foreside Fund Services, LLC (“Foreside” or “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor and principal underwriter of the Fund’s shares. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of the Distributor to facilitate distribution of Fund shares. Pursuant to the Distribution Agreement, the Distributor receives, and may re-allow to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, the Distributor receives commission revenue consisting of the portion of A and C Class sales charge remaining after the allowances by the Distributor to the broker dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers, for use solely to pay distribution related expenses.

OTHER SERVICE PROVIDERS

State Street, located at 1 Iron Street, Boston, Massachusetts 02110, serves as custodian for the Fund.  In addition to its other duties as custodian, pursuant to an Administrative Services Agreement and instructions given by the Manager, State Street may receive compensation from the Fund for investing certain excess cash balances in designated futures, forwards or registered money market funds.  State Street also serves as the Fund’s Foreign Custody Manager pursuant to rules adopted under the Investment Company Act, where it selects and monitors eligible foreign sub-custodians.

Boston Financial Data Services (an affiliate of State Street), located at 330 W. 9th Street, Kansas City, Missouri 64105, is the transfer agent and dividend paying agent for the Trust and provides these services to Fund shareholders.

The Fund’s independent registered public accounting firm is xxx, which is located at [address]. K&L Gates LLP, 1601 K Street, NW, Washington, D.C. 20006, serves as legal counsel to the Fund.

PORTFOLIO MANAGERS

The portfolio managers of the Fund (the “Portfolio Managers”) have responsibility for the day-to- day management of accounts other than the Fund. Information regarding these other accounts has been provided by the Portfolio Managers’ firm and is set forth below. The number of accounts and assets is shown as of March 31, 2014.

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	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Adviser and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts
Crescent Capital
John A. Fekete	0 ($0)	7 ($1.1 mil)	7 ($963 thou)	0 ($0)	0 ($0)	0 ($0)
Jonathan R. Insull	0 ($0)	5 ($666 thou)	7 ($866 thou)	0 ($0)	0 ($0)	7 ($2.4 mil)
Conrad E. Chen	0 ($0)	7 ($1.1 mil)	7 ($963 thou)	0 ($0)	0 ($0)	0 ($0)
Wayne Hosang	0 ($0)	5 ($666 thou)	7 ($866 thou)	0 ($0)	0 ($0)	7 (2.4 mil)

Conflicts of Interest

As noted in the table above, the Portfolio Managers manage accounts other than the Fund. This side-by-side management may present potential conflicts between the Portfolio Managers’ management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other hand. Set forth below is a description by the sub-advisor of any foreseeable material conflicts of interest that may arise from the concurrent management of the Fund and other accounts. The information regarding potential conflicts of interest was provided by the sub-advisor.

Crescent Capital: Actual or potential conflicts of interest may arise when the Portfolio Managers have management responsibilities to multiple accounts, including the American Beacon Short Duration High Income Fund, such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a number of accounts and incentive to allocate opportunities to an account where the one or more of the Portfolio Managers or Crescent has a greater financial incentive, such as a performance fee account or where an account managed by a Portfolio Manager has a higher fee sharing percentage than the Portfolio Manager’s fee sharing percentage with respect to the Fund.  When accounts managed by the Sub-Adviser (including the Fund) invest in different parts of an issuer’s capital structure (e.g., one account owns a debt obligation secured by a first priority lien on the issuer’s assets while another account owns a debt obligation of the same issuer secured by a second priority lien), actual or potential conflicts of interest may also arise with respect to decisions concerning the issuer’s financing, investments or risks, among other issuers, as related to the interest of the accounts.  Potential conflicts of interest may arise when a portfolio manager or employee transacts personally in securities investments made or to be made for client accounts, including the Fund.  Crescent has adopted policies and procedures reasonable designed to address these types of conflicts and Crescent believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Fund.  However, there is no guarantee that such policies and procedures will detect each and every situation where a conflict arises.

Compensation

The following is a description provided by the investment sub-advisor regarding the structure of and criteria for determining the compensation of the Portfolio Managers.

Crescent Capital: Crescent typically compensates the Fund Portfolio Managers with a base salary, a targeted year-end bonus that is tied to performance, and an equity stake in Crescent.  Crescent’s equity and compensation plan was designed based on the advice of a leading compensation consultant in the financial services industry.  The equity stakes professionals receive are “real” equity, not phantom, and grow in value as the value of the company increases, creating incentives to attract, motivate, and retain employees.  The stakes come in two parts: shares and growth units. The shares pay out distributions on an annual basis based on Crescent’s financial performance.  The growth units pay distributions based on earnings generated above a base level.  Since the units only generate value when earnings increase, they tie employees to the growth of the Firm.  Crescent may also provide the Fund’s Portfolio Managers additional compensation in the form of fee sharing and incentive fees tied to performance.

Portfolio Manager compensation is not linked directly to asset growth.  Nevertheless, the equity component of Crescent’s compensation is tied to the overall profitability of the Firm which, in essence is correlated with the Firm’s ability to grow assets.  Portfolio Manager bonuses are connected to the performance of their products relative to their respective benchmarks.  Crescent measures performance over a three-year period in order to smooth out the impact of short-term fluctuations in investment results.  Crescent does not believe that such a substantial part of the Portfolio Managers’ compensation is so directly tied to performance that there is an incentive to take undue risk with client assets.

Ownership of the Fund

The Portfolio Managers’ beneficial ownership of the Fund is defined as the Portfolio Managers having the opportunity to share in any profit from transactions in the Fund, either directly or indirectly, as the result of any contract, understanding, arrangement, relationship or otherwise. Therefore, ownership of Fund shares by members of the Portfolio Managers’ immediate family or by a trust of which the Portfolio Managers are a trustee could be considered ownership by the Portfolio Managers. As of the date of this SAI, the Fund has not commenced operations. Accordingly, the Portfolio Managers do not beneficially own any shares of the Fund.

PORTFOLIO SECURITIES TRANSACTIONS

In selecting brokers or dealers to execute particular transactions, the Manager and the sub-advisor are authorized to consider “ brokerage and research services” ( as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations

26

(including the quotations necessary to determine the Fund’s net asset value), and other information provided to the Fund, to the Manager and/or to the sub-advisor (or their affiliates), provided, however, that the Manager or the sub-advisor must always seek best execution. Research and brokerage services may include information on portfolio companies, economic analyses, and other investment research services. The Trusts do not allow the Manager or sub-advisor to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers. The Manager and the sub-advisor are also authorized to cause the Fund to pay a commission (as defined in SEC interpretations) to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The Manager or the sub-advisor, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Manager or the sub-advisor exercises investment discretion. The fees of the sub-advisors are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the Board, as applicable, the Manager, or the sub-advisor (or a broker-dealer affiliated with them) may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the Investment Company Act) for doing so. Brokerage and research services obtained with Fund commissions might be used by the Manager and/or the sub-advisor, as applicable, to benefit their other accounts under management.

The Manager and the sub-advisor will place its own orders to execute securities transactions that are designed to implement the Fund’s investment objective and policies. In placing such orders, the sub-advisor will seek best execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the Board, as appropriate, the sub-advisor of the Fund, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the Investment Company Act) for doing so. The Fund’s turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Fund’s cash flows. High portfolio activity increases the Fund’s transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

The Investment Advisory Agreement provides, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of the sub-advisor is to seek best execution. In assessing available execution venues, the sub-advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the value of any eligible research, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. Transactions with respect to the securities of small and emerging growth companies in which the Fund may invest may involve specialized services on the part of the broker or dealer and thereby may entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

       The Fund may establish brokerage commission recapture arrangements with certain brokers or dealers. If the sub-advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. Neither the Manager nor the sub-advisor receives any benefits from the commission recapture program. The sub-advisor’s participation in the brokerage commission recapture program is optional. The sub-advisor retains full discretion in selecting brokerage firms for securities transactions and is instructed to use the commission recapture program for a transaction only if it is consistent with the sub-advisor’s obligation to seek the best execution available.

The Fund has not commenced operations as of the date of this SAI. Accordingly, no brokerage commissions were paid by the Fund during the previous three fiscal years and the Fund did not receive any amount as a result of participation in the commission recapture program.

ADDITIONAL PURCHASE AND SALE INFORMATION FOR A CLASS SHARES

Sales Charge Reductions and Waivers

As described in the Prospectus, there are various ways to reduce your sales charge when purchasing A Class shares. Additional information about A Class sales charge reductions is provided below.

Letter of Intent (“LOI”). The LOI may be revised upward at any time during the 13-month period of the LOI (“LOI Period”), and such a revision will be treated as a new LOI, except that the LOI Period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised LOI. The LOI will be considered completed if the shareholder dies within the 13-month LOI Period. Commissions to dealers will not be adjusted or paid on the difference between the LOI amount and the amount actually invested before the shareholder’s death.

All dividends and capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified LOI Period, the purchaser may be required to remit to the transfer agent the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the LOI Period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the LOI Period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Fund for the balance still outstanding.

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Rights of Accumulation. Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in A Class shares of the Fund to determine your sales charge on investments in accounts eligible to be aggregated. If you make a gift of A Class shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your investments in A Class shares of the American Beacon Funds.

Aggregation. Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the Prospectus, if all parties are purchasing shares for their own accounts and/or:
●	individual-type employee benefit plans, such as an IRA, individual 403(b) plan or single-participant Keogh-type plan;
●	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
●
trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct the Fund’s transfer agent to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

●	endowments or foundations established and controlled by you or your immediate family; or
●	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

   Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

●	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
●
made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act, excluding the individual-type employee benefit plans described above;

●
for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

●
for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales Charges” above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the Investment Company Act.

Purchases made for nominee or street name accounts (securities held in the name of a broker- dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent Purchases. As described in the Prospectus, you may reduce your A Class sales charge by combining purchases of A Class shares of the Fund subject to a sales load.

Other Purchases. Pursuant to a determination of eligibility by the Manager, A Class shares of the Fund may be sold at net asset value (without the imposition of a front-end sales charge) to:

1.
current or retired trustees, and officers of the American Beacon Funds family, current or retired employees and directors of the Manager and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

2.
currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons” ) (and their spouses, and children, including children in step and adoptive relationships, sons-in- law and daughters-in-law, if the Eligible Persons or the spouses or children of the Eligible Persons are listed in the account registration with the spouse or parent) of broker-dealers who have sales agreements with the Distributor (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses and/or children;

3.	companies exchanging securities with the Fund through a merger, acquisition or exchange offer;

4.	insurance company separate accounts;

5.	accounts managed by the Manager, the sub-advisor to the Fund and its affiliated companies;

6.	the Manager or the sub-advisor to the Fund and its affiliated companies;

7.
an individual or entity with a substantial business relationship with the Manager, which may include the officers and employees of the Fund’s custodian and transfer agent, or a sub- advisor to the Fund and its affiliated companies, or an individual or entity related

28

or relating to such individual or entity;

8.	full-time employees of banks that have sales agreements with the Distributor, who are solely dedicated to directly supporting the sale of mutual funds;

9.	directors, officers and employees of financial institutions that have a selling group agreement with the Distributor;

10.
banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing shares on behalf of clients participating in the fund supermarket or in a wrap program, asset allocation program or other program in which the clients pay an asset-based fee;

11.	clients of authorized dealers purchasing shares in fixed or flat fee brokerage accounts;

12.
Employer-sponsored defined contribution — type plans, including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, and individual retirement account (“IRA”) rollovers involving retirement plan assets invested in the Fund in the American Beacon Funds fund family; and

13.	Employee benefit and retirement plans for the Manager and its affiliates.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

It is possible that a broker-dealer may not be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through American Beacon Funds in order to take advantage of the waiver. The Fund may terminate or amend the terms of these sales charge waivers at any time.

       Moving Between Accounts. Investments in certain account types may be moved to other account types without incurring additional A Class sales charges. These transactions include, for example:

●	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase Fund shares in an IRA or other individual-type retirement account;

●	required minimum distributions from an IRA or other individual-type retirement account used to purchase Fund shares in a non-retirement account; and;

●	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase Fund shares in a different account.

ADDITIONAL INFORMATION REGARDING CONTINGENT DEFERRED SALES CHARGES

As discussed in the Prospectus, the redemption of C Class shares may be subject to a contingent deferred sales charge (“CDSC”) if you redeem your shares within 12 months of purchase. If you purchased $1,000,000 or more of A Class shares of the Fund (and therefore paid no initial sales charges) and subsequently redeem your shares within 18 months of your purchase, you may be charged a CDSC upon redemption. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. As described in the Prospectus, there are various circumstances under which the CDSC will be waived. Additional information about CDSC waivers is provided below.

The CDSC is waived under the following circumstances:

●
Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Manager or the Fund’s transfer agent may require documentation prior to waiver of the charge, including death certificates, physicians’ certificates, etc.

●
Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the Manager or the Fund’s transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

●	Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The CDSC will be waived for benefit

29

payments made by American Beacon Funds directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under Section 401(a)(9) of the Internal Revenue Code), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

●	Redemptions that are mandatory withdrawals from a traditional IRA after age 70 1/2.

●	Involuntary redemptions as a result of your account not meeting the minimum balance requirements, the termination and liquidation of the Fund, or other actions by the Fund.

●	Distributions from accounts for which the broker-dealer of record has entered into a written agreement with the Distributor (or Manager) allowing this waiver.

●	To return excess contributions made to a retirement plan.

●	To return contributions made due to a mistake of fact.

The following example illustrates the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 1.00%, the CDSC would be $40 for redemptions of C Class shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

REDEMPTIONS IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90- day period. Redemption in kind is not as liquid as a cash redemption. In addition, to the extent the Fund redeems its shares in this manner the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

TAX INFORMATION

The tax information set forth in the Prospectus and in this section relates solely to federal income tax law and assumes that the Fund qualifies as a regulated investment company (“RIC”) (as discussed below). The tax information in this section is only a summary of certain key federal tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal income tax treatment of the Fund or the tax implications to its shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. The information is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Taxation of the Fund

The Fund intends to qualify each taxable year for treatment as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code.  To qualify, the Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

●
Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or certain other income, including gains from options, futures or forward contracts, derived with respect to its business of investing in securities or those currencies and (2) net income derived from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Gross Income Requirement”). A QPTP is a “publicly traded partnership” other than a partnership at least 90% of the gross income of which is described in clause (1).

●
Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes) and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the

30

Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs (“ Diversification Requirements” ); and

●
Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, plus the excess (if any) of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) (“ Distribution Requirement” ).

The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

If for any taxable year the Fund does not qualify for treatment as a RIC either (1) by failing to satisfy the Distribution Requirement, even if it satisfied the Income and Diversification Requirements, or (2) by failing to satisfy the Income Requirement and/or either Diversification Requirement and was unable, or determined not to, avail itself of provisions enacted as part of the Regulated Investment Company Modernization Act of 2010 that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements — then for federal tax purposes, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends it distributes would be taxable to its shareholders as ordinary income (or possibly, for individual and certain other non-corporate (collectively, “individual” ) shareholders as “qualified dividend income” (as described in the Prospectus)) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify for RIC treatment would therefore have a negative impact on the Fund’s income and performance. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. It is possible that the Fund will not qualify as a RIC in any given taxable year.

Taxation of Certain Investments and Strategies

If the Fund acquires stock in a foreign corporation that is a “passive foreign investment company” (“PFIC”)- generally, any foreign corporation, with certain exceptions, that, in general, meets either of the following tests for the taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income-and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on any “excess distribution” it receives on the stock or of any gain it realizes from disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. Fund distributions thereof will not be eligible for the 15% and 20% maximum federal income tax rates on individuals’ “qualified dividend income” described in the Prospectus.  The Fund may avoid this tax and interest if it elects to treat the PFIC as a “qualified electing fund”; however, the requirements for that election are difficult to satisfy. If such an election were made, the Fund would be required to include in its income each taxable year a portion of the ordinary income and net capital gains of the PFIC, even if the income and gains were not distributed to the Fund. Any such income and gains would be subject to the Distribution Requirement and to the calendar year Excise Tax distribution requirement.

The Fund may elect to “mark-to-market” its stock in a PFIC it owns at the end of its taxable year. Under such an election, the Fund (1) would include in gross income each taxable year (and treat as ordinary income) an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock and (2) would be allowed a deduction (as an ordinary, not a capital, loss) for the excess, if any, of its adjusted basis in the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund’s adjusted basis in PFIC stock would be adjusted to reflect the amounts included in income or deducted under this election. Any gain or loss realized on the sale or other disposition of PFIC stock would be treated as ordinary income or loss. The Fund generally would not be subject to the deferred tax and interest charge discussed above with respect to PFIC stock for which a mark-to-market election has been made.

Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation’s shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein.

Hedging strategies, such as entering into forward contracts and selling (writing) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of gains and losses the Fund may realize in connection therewith. In general, the Fund’s (1) gains from the disposition of foreign currencies and (2) gains from options, futures and forward contracts derived with respect to its business of investing in securities or foreign currencies will be treated as qualifying income under the Gross Income Requirement.

The Fund may invest in one or more limited liability companies (“LLCs”) and limited partnerships (“LPs”) that will be classified for federal tax purposes as partnerships (and, except as expressly stated below, this discussion assumes that classification). LLCs and LPs in which the Fund may invest may include (1) a “publicly traded partnership” (that is, a partnership the interests in which are “traded on an established securities market” or “readily tradable on a secondary market (or the substantial equivalent thereof)”) (a “PTP”), which may be a QPTP, or (2) a non-PTP at least 90% of the income of which satisfies the Gross Income Requirement.

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If an LLC or LP in which the Fund invests is a QPTP, all its net income (regardless of source) will be qualifying income to the Fund under the Gross Income Requirement. The Fund’s investment in QPTPs, together with certain other investments, however, may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year in order to satisfy one of the Diversification Requirements. In addition, the Fund’s holding of more than 10% of a QPTP’ s equity securities will not count toward its satisfying those requirements.

With respect to non-QPTPs, (1) if an LLC or LP (including a PTP) is treated for federal tax purposes as a corporation, distributions from it to the Fund might be treated as “qualified dividend income” and disposition of the Fund’ s interest therein would generate gain or loss from the disposition of a security, or (2) if such an LLC or LP is not treated as a corporation, the Fund would be treated as having earned its proportionate share of each item of income the LLC or LP earned. In the latter case, the Fund would be able to treat its share of the entity’s income as qualifying income under the Gross Income Requirement only to the extent that income would be qualifying income if realized directly by the Fund in the same manner as realized by the LLC or LP.

Certain LLCs and LPs (e.g. private funds) in which the Fund invests may generate income and gains that is not qualifying income under the Gross Income Requirement. The Fund will monitor its investments in LLCs and LPs to assure its compliance with the requirements for qualification as a RIC.

Dividends and interest the Fund receives, and gains it realizes on foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively, “foreign taxes”) that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

       Some futures contracts, foreign currency contracts and “non-equity” options (i.e., certain listed options, such as those on a “broad-based” securities index) — except any “securities futures contract” that is not a “dealer securities futures contract” ( both as defined in the Internal Revenue Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement— in which the Fund invests may be subject to Internal Revenue Code section 1256 (collectively, “section 1256 contracts”). Any section 1256 contracts the Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for its fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss realized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it.

Section 988 of the Internal Revenue Code also may apply to the Fund’s forward currency contracts, and options and futures on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be re-characterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder’s basis in his or her Fund shares.

Offsetting positions the Fund enters into or holds in any actively traded option, futures or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) losses realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by the Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.

If the Fund has an “appreciated financial position” — generally, any position (i.e. an interest including an interest through an option,

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futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”) or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures, or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known.

Taxation of the Fund’s Shareholders

General - Dividends and other distributions the Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on January 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that January 31 falls.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that the price of Fund shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution. So, if an investor purchases Fund shares shortly before the record date for a distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution even though it represents in part a return of invested capital.

If more than 50% of the value of the total assets of the Fund at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. If the Fund makes this election, it will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of foreign taxes and of any dividend the Fund pays that represents income from foreign or U.S. possessions sources as his own income from those sources and (3) either use the foregoing information in calculating the foreign tax credit against his federal income tax or, alternatively, deduct the taxes deemed paid by him in computing his taxable income. If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the Fund’s income from foreign and U.S. possessions sources and foreign taxes paid. Pursuant to that election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is “qualified passive income” may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Basis Election and Reporting

Fund shareholders who want to use an acceptable method for basis determination other than the average basis method with respect to Fund shares acquired after December 31, 2011 (“Covered Shares”), must elect to do so in writing (which may be electronic). If a shareholder of the Fund fails to affirmatively elect such a method, the basis determination will be made in accordance with the Fund’s default basis method which is average cost. The basis determination method the Fund shareholder elects may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from the redemption of shares, the Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them. Fund shareholders who acquire and hold shares through a financial intermediary should contact their financial intermediary for information related to the basis election and reporting.

Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions, and

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redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual shareholder who fails to certify that the taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that r\ate also is required from the Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who (1) is subject to backup withholding for failure to report the receipt of interest or dividend income properly or (2) fails to certify to the Fund that he or she is not subject to backup withholding or that it is a corporation or other “exempt recipient.”

Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your federal income tax liability or refunded.

Foreign Account Tax Compliance Act (“FATCA”) - Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on (1) income dividends the Fund pays after June 30, 2014, and (2) certain capital gain distributions and the proceeds of a redemption of Fund shares it pays after December 31, 2016.   As discussed below, the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI and (b) by an NFFE, if it certifies its status as such and, in certain circumstances, certifies either that (i) it has no U.S. persons as owners or (ii) it does have such owners and reports information relating to them to the withholding agent.  The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA; entities in those countries may be required to comply with the terms of the IGA instead of Treasury regulations. An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the IRS, and (3) meet certain other specified requirements.

An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country’s government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the IRS.   An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.  An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address, and taxpayer identification number of each such owner.  The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.  Those foreign shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding.  The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above.  Investors are urged to consult their tax advisers regarding the application of these requirements to their own situation.

Other Taxes- Statutory rules and regulations regarding state and local taxation of ordinary income, qualified dividend income and capital gain distributions may differ from the federal income taxation rules described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s participation situation.

DESCRIPTION OF THE TRUST

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust has not engaged in any other business.

The Trust was originally created to manage money for large institutional investors, including pension and 401(k) plans for American Airlines, Inc. The following individuals (and members of that individual’s “immediate family”), are eligible to purchase shares of the Institutional Class with an initial investment of less than $250,000: (i) employees of the Manager, (ii) employees of the sub-advisor for the Fund where it serves as sub-advisor, (iii) officers and directors of American Airlines Group Inc., (iv) members of the Board, (v) employees of TPG/Pharos, and (vi) members of the Manager’s Board of Directors. The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons and daughters in law, a sibling’s spouse, a spouse’ s sibling, aunts, uncles, nieces and nephews; relatives by virtue of remarriage (step-children, step-parents, etc.) are included. Any shareholders that the Manager transfers to the Institutional Class upon termination of the class of shares in which the shareholders were originally invested is also eligible for purchasing shares of the Institutional Class with an initial investment of less than $250,000.

The Investor Class was created to give individuals and other smaller investors an opportunity to invest in the American Beacon Funds. The

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Y Class and Institutional Class were created to manage money for large institutional investors, including pension and 401(k) plans. The A Class and C Class were created for investors investing in the Fund through their broker-dealers or other financial intermediaries.

FINANCIAL STATEMENTS

The Trust’s independent registered public accounting firm, xx, audits and reports on the Fund’s annual financial statements. The audited financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. As of the date hereof, the Fund has not commenced operations. Accordingly, financial statements are not available for the Fund.

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APPENDIX A

AMERICAN BEACON ADVISORS, INC.

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of the advisory clients of American Beacon Advisors, Inc. (“AmBeacon”). AmBeacon’s proxy voting policies and procedures are designed to implement AmBeacon’s duty to vote proxies in clients’ best interests. Given that AmBeacon manages portfolios that invest solely in fixed-income securities, the only securities for which we expect to receive proxies are money market mutual funds. As such, the proxy voting policies and procedures set forth voting guidelines for the proxy issues and proposals common to money market funds.

For routine proposals that will not change the structure, bylaws or operations of the money market fund, AmBeacon’s policy is to support management; however, each proposal will be considered individually focusing on the financial interests of the client portfolio. Non-routine proposals, such as board elections, advisory contract and distribution plan approvals, investment objective changes, and mergers, will generally be reviewed on a case-by-case basis with AmBeacon first and foremost considering the effect of the proposal on the portfolio.

Items to be evaluated on a case-by-case basis and proposals not contemplated in the policies set forth above will be assessed by AmBeacon. In these situations, AmBeacon will use its judgment to vote in the best interest of the client portfolio. For all proposals, especially controversial or case-by-case evaluations, AmBeacon will be responsible for individually identifying significant issues that could impact the investment performance of the portfolio.

AmBeacon manages portfolios for the American Beacon Funds (the “Beacon Funds”) and the American Beacon Select Funds (the “Select Funds”). AmBeacon may invest a Beacon Fund in shares of one or more Select Funds. If a Select Fund solicits a proxy for which a Beacon Fund is entitled to vote, AmBeacon’s interests as manager of the Select Fund seeking shareholder votes may conflict with the interests of the Beacon Fund as shareholder of the Select Fund. To avoid the appearance of a conflict of interests in these cases, AmBeacon will vote the Beacon Fund’s shares in accordance with the Beacon Fund’s Board of Trustees’ recommendations in the proxy statement.

AMERICAN BEACON FUNDS
AMERICAN BEACON SELECT FUNDS

PROXY VOTING POLICY AND PROCEDURES

Last Amended July 1, 2012

Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of shareholders of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Funds”). Therefore, these Proxy Voting Policy and Procedures (the “Policy”) have been adopted by the Funds.

The Funds are managed by American Beacon Advisors, Inc. (the “Manager”). The Manager allocates discrete portions of the American Beacon Funds among sub-advisors, but the Manager may directly manage all or a portion of the assets of certain Funds directly. The Funds’ Boards of Trustees have delegated proxy voting authority to the Manager. The Manager has in turn delegated proxy voting authority to each sub-advisor with respect to the sub-advisor’s respective portion of the Fund(s) under management, but the Manager has retained the authority to override a proposed proxy voting decision by a sub-advisor. For the securities held in their respective portion of each Fund, the Manager and the sub-advisors make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the applicable Fund and approved by the applicable Fund’s Board of Trustees.

Conflicts of Interest

The Board of Trustees seeks to ensure that proxies are voted in the best interests of Fund shareholders. For certain proxy proposals, the interests of the Manager, the sub-advisors and/or their affiliates may differ from Fund shareholders’ interests. To avoid the appearance of impropriety and to fulfill their fiduciary responsibility to shareholders in these circumstances, the Manager and the sub-advisors are required to establish procedures that are reasonably designed to address material conflicts between their interests and those of the Funds.

When a sub-advisor deems that it is conflicted with respect to a voting matter, its policy may call for it to seek voting instructions from the client. The Manager is authorized by the Boards of Trustees to consider any such matters and provide voting instructions to the sub-advisor, unless the Manager has determined that its interests are conflicted with Fund shareholders with respect to the voting matter. In those instances, the Manager will vote in accordance with the recommendation of a third-party proxy voting advisory service.

Each American Beacon Fund has the ability to invest in the shares of any of the American Beacon Select Funds. For example, the

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American Beacon High Yield Bond Fund may purchase shares of the American Beacon Money Market Select Fund. If the American Beacon Money Market Select Fund issues a proxy for which the American Beacon High Yield Bond Fund is entitled to vote, the Manager’s interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will vote in accordance with the American Beacon Select Funds Board of Trustees’ recommendations in the proxy statement.

If the methods for addressing conflicts of interest, as described above, are deemed by the Manager to be unreasonable due to cost, timing or other factors, then the Manager may decline to vote in those instances.

Securities on Loan

The Manager shall engage a proxy voting service to notify the Manager before the record date about the occurrence of future shareholder meetings, as feasible. The Manager will determine whether or not to recall shares of the applicable security that are on loan with the intent of the Manager or the sub-advisor, as applicable, voting such shares. The Manager’s determination shall be based on factors which may include the nature of the meeting (i.e., annual or special), the percentage of the proxy issuer’s outstanding securities on loan, any other information regarding the proxy proposals of which the Manager may be aware, and the loss of securities lending income to the Fund as a result of recalling the shares on loan.

Recordkeeping

The Manager and the sub-advisors shall maintain records of all votes cast on behalf of the Funds. Such documentation will include the firm’s proxy voting policies and procedures company reports provided by proxy voting advisory services, additional information gathered by the Manager or sub-advisor that was material to reaching a voting decision, and communications to the Manager regarding any identified conflicts. The Manager and the sub-advisors shall maintain voting records in a manner to facilitate the Funds’ production of the Form N-PX filing on an annual basis.

Disclosure

The Manager will coordinate the compilation of the Fund’s proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the Manager and the sub-advisors, as applicable, in each Fund’s Statement of Additional Information (“SAI”). In each Fund’s annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the Manager and the sub-advisors, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Fund’s website (if applicable), and c) on the SEC’s website in the SAI. The SAI and shareholder reports will also disclose that the Fund’s proxy voting record is available by toll-free telephone request (or on the Funds’ website) and on the SEC’s website by way of the Form N- PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.

Manager Oversight

The Manager shall review a sub-advisor’s proxy voting policies and procedures for compliance with this Policy and applicable laws and regulations prior to initial delegation of proxy voting authority and on at least an annual basis thereafter.

Board Oversight

On at least an annual basis, the Manager will present a summary of the voting records of the Fund to the Boards of Trustees for their review. The Manager will notify the Boards of Trustees of any material changes to its proxy voting policies and procedures.

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APPENDIX B

PROXY VOTING POLICIES — INVESTMENT SUB-ADVISOR

PROXY VOTING POLICIES AND PROCEDURES

Crescent Capital Group LP

Proxy Voting Guidelines And Procedures

Introduction
If CCG has responsibility for voting proxies in connection with investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, CCG exercises such voting responsibilities for its clients through the corporate proxy voting process. CCG believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, CCG has established a proxy voting committee (the "Proxy Committee"), and adopted these proxy voting guidelines and procedures (the “Guidelines”). The Proxy Committee generally meets as required or at a frequency determined by the Proxy Committee, and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include personnel from the investment, compliance, and investor relations groups. CCG may also use an outside proxy voting service (each an “Outside Service”) to help manage the proxy voting process, if required.  All proxy voting and record keeping is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, an Outside Service may also be requested to help decide certain proxy votes.  In certain limited circumstances, particularly in the area of structured financing, mezzanine and special situations, CCG may enter into voting agreements or other contractual obligations that govern the voting of shares.  In the event of a conflict between any such contractual requirements and the Guidelines, CCG will vote in accordance with its contractual obligations.

Philosophy
The Guidelines provide a basis for making decisions in the voting of proxies for CCG clients.  When voting proxies, CCG’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether CCG will vote for or against a particular type of proposal.  CCG’s underlying philosophy, however, is that its Portfolio Managers, who are primarily responsible for evaluating the individual holdings of CCG clients, are best able to determine how to further client interests and goals. The Portfolio Managers may, in their discretion, take into account the recommendations of CCG management, the Proxy Committee, and an Outside Service.

Overrides And Conflict Resolution
Individual Portfolio Managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners.  A Portfolio Manager choosing to override the Guidelines must deliver a written rationale for each such decision to a member of CCG’s Proxy Committee.  If the Proxy Committee believes there is a question regarding a Portfolio Manager’s vote, they will provide the Portfolio Manager’s written rationale to the Head of Research (the “Head of Research”).   The Head of Research will review the Portfolio Manager’s proposed vote and make a determination of the final vote prior to its submission.  CCG’s proxy voting records and all votes cast other than in accordance with the Guidelines will be maintained by the Proxy Committee.

It is unlikely that serious conflicts of interest will arise in the context of CCG proxy voting, because CCG does not engage in investment banking or the managing or advising of public companies.  In the event a potential conflict of interest arises in the context of voting proxies for CCG’s clients, the primary means by which CCG will avoid a conflict is by casting such votes solely in the interests of clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises but the proxy vote to be decided is predetermined by the guideline hereunder to be cast either in favor or against, then CCG will vote accordingly.  On the other hand, if a potential conflict of interest arises and there is no predetermined vote, or the Guidelines themselves refer such vote to the Portfolio Manager for decision, or the Portfolio Manager would like to override a predetermined vote, then CCG will undertake the following analysis.

First, if a potential conflict of interest is identified because the issuer soliciting proxy votes is itself a client of CCG (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of CCG’s), then the Proxy Committee will determine whether such relationship may be deemed not to be material to CCG. A relationship will be deemed not to be material, and no further conflict analysis will be required, if the assets managed for that client by CCG represent, in the aggregate, 0.25% (25 basis points) or less of CCG total assets under management.  On the other hand, if the assets managed for that client exceed, in the aggregate, 0.25% (25 basis points) of CCG total assets under management, then the Proxy Committee will investigate whether the relationship should be deemed to be material under the particular facts and circumstances.  If the relationship is deemed not to be material, then no further conflict analysis will be required.  If a material conflict is deemed to have arisen, then CCG will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Second, a potential conflict of interest may arise because a CCG employee sits on the Board of a public company.  If the Proxy Committee confirms that such Board member is not the Portfolio Manager and, that the Portfolio Manager has not spoken with such Board member, then such conflict of interest will not be deemed to be material and no further conflict analysis will be required.  If, on the other hand, either the particular Board member is the Portfolio Manager or there has been communication concerning such proxy vote between the Portfolio Manager and the particular Board member, then the Proxy Committee will review the facts and vote rationale so that it can determine and vote the securities. The vote by the Proxy Committee will be documented.

Third, a potential conflict of interest may arise if the issuer is an affiliate of CCG.  It is currently not anticipated that this would be the case, but if this were to arise CCG will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Finally, if any other Portfolio Manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted Portfolio Manager and will itself consider and cast the vote.

Proxy Voting Information And Recordkeeping
Upon request, CCG provides proxy voting records to its clients.  These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not CCG voted in line with management recommendations. CCG is prepared to explain to clients the rationale for votes cast on behalf of client accounts.  To obtain proxy voting records, a client should contact CCG.

CCG will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an Outside Service, that Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and CCG response (whether a client’s request was oral or in writing); and (v) any documents prepared by CCG that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, CCG or an Outside Service will maintain any documentation related to an identified material conflict of interest.

CCG or an Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, CCG or an Outside Service will store such records at its principal office.

International Proxy Voting
While CCG utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country. As a result, CCG considers whether or not to vote an international proxy based on the particular facts and circumstances. However, when CCG believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, CCG will make every reasonable effort to vote such proxies.

Guidelines
The proxy voting decisions set forth below refer to proposals by company management except for the categories of "Shareholder Proposals" and "Social Issue Proposals." The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance
■	For director nominees in uncontested elections
■	For management nominees in contested elections
■	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees
■	For changing the company name
■	For approving other business
■	For adjourning the meeting
■	For technical amendments to the charter and/or bylaws
■	For approving financial statements

Capital Structure
■	For increasing authorized common stock
■	For decreasing authorized common stock
■	For amending authorized common stock
■	For the issuance of common stock, except against if the issued common stock has superior voting rights
■	For approving the issuance or exercise of stock warrants
■	For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
■	For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
■	For decreasing authorized preferred stock
■	For canceling a class or series of preferred stock
■	For amending preferred stock
■	For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders
■	For eliminating preemptive rights
■	For creating or restoring preemptive rights
■	Against authorizing dual or multiple classes of common stock
■	For eliminating authorized dual or multiple classes of common stock
■	For amending authorized dual or multiple classes of common stock
■	For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights
■	For a stock repurchase program
■	For a stock split
■	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers And Restructuring
■	For merging with or acquiring another company
■	For recapitalization
■	For restructuring the company
■	For bankruptcy restructurings
■	For liquidations
■	For reincorporating in a different state
■	For a leveraged buyout of the company
■	For spinning off certain company operations or divisions
■	For the sale of assets
■	Against eliminating cumulative voting
■	For adopting cumulative voting

Board of Directors
■	For limiting the liability of directors
■	For setting the board size
■	For allowing the directors to fill vacancies on the board without shareholder approval
■	Against giving the board the authority to set the size of the board as needed without shareholder approval
■	For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

■	For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights
■	For non-technical amendments to the company’s bylaws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions
■	Against a classified board
■	Against amending a classified board
■	For repealing a classified board
■	Against ratifying or adopting a shareholder rights plan (poison pill)
■	Against redeeming a shareholder rights plan (poison pill)
■	Against eliminating shareholders’ right to call a special meeting
■	Against limiting shareholders’ right to call a special meeting
■	For restoring shareholders’ right to call a special meeting
■	Against eliminating shareholders’ right to act by written consent
■	Against limiting shareholders’ right to act by written consent
■	For restoring shareholders’ right to act by written consent
■	Against establishing a supermajority vote provision to approve a merger or other business combination
■	For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction
■	For eliminating a supermajority vote provision to approve a merger or other business combination
■	Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
■	Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
■	For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
■	Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid
■	Against establishing a fair price provision
■	Against amending a fair price provision
■	For repealing a fair price provision
■	For limiting the payment of greenmail
■	Against adopting advance notice requirements
■	For opting out of a state takeover statutory provision
■	Against opt into a state takeover statutory provision

Compensation
■
For adopting a stock incentive plan for employees, except refer if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

■	For amending a stock incentive plan for employees, except refer if the minimum potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock
■
For adding shares to a stock incentive plan for employees, except refer if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

■	For limiting per-employee option awards
■	For extending the term of a stock incentive plan for employees
■	Refer on assuming stock incentive plans
■
For adopting a stock incentive plan for non-employee directors, except refer if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

■	For amending a stock incentive plan for non-employee directors, except refer if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
■
For adding shares to a stock incentive plan for non-employee directors, except refer if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

■	For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value
■	For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 75% of the stock’s fair market value
■	For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

■
For adopting a stock award plan, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

■	For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements
■
For adding shares to a stock award plan, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

■
For adopting a stock award plan for non-employee directors, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

■	For amending a stock award plan for non-employee directors, except refer if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.
■
For adding shares to a stock award plan for non-employee directors, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

■	For approving an annual bonus plan
■	For adopting a savings plan
■	For granting a one-time stock option or stock award, except refer if the plan dilution is more than 15% of the outstanding common equity
■	For adopting a deferred compensation plan
■	For approving a long-term bonus plan
■	For approving an employment agreement or contract
■	For amending a deferred compensation plan
■	For exchanging underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price)
■	For amending an annual bonus plan
■	For reapproving a stock option plan or bonus plan for purposes of OBRA
■	For amending a long-term bonus plan

Shareholder Proposals
■	For requiring shareholder ratification of auditors
■	Against requiring the auditors to attend the annual meeting
■	Against limiting consulting by auditors
■	Against requiring the rotation of auditors
■	Against restoring preemptive rights
■	For asking the company to study sales, spin-offs, or other strategic alternatives
■	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots
■	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations
■	Against eliminating the company’s discretion to vote unmarked proxy ballots.
■	For providing equal access to the proxy materials for shareholders
■	Against requiring a majority vote to elect directors
■	Against requiring the improvement of annual meeting reports
■	Against changing the annual meeting location
■	Against changing the annual meeting date
■	Against asking the board to include more women and minorities as directors.
■	Against seeking to increase board independence
■	Against limiting the period of time a director can serve by establishing a retirement or tenure policy
■	Against requiring minimum stock ownership by directors
■	Against providing for union or employee representatives on the board of directors
■	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan
■	For increasing the independence of the nominating committee
■	For creating a nominating committee of the board
■	Against urging the creation of a shareholder committee
■	Against asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors
■	Against asking that a lead director be chosen from among the ranks of the non-employee directors
■	For adopting cumulative voting
■	Against requiring directors to place a statement of candidacy in the proxy statement
■	Against requiring the nomination of two director candidates for each open board seat
■	Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

■	For repealing a classified board
■	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan
■	For eliminating supermajority provisions
■	For reducing supermajority provisions
■	Against repealing fair price provisions
■	For restoring shareholders’ right to call a special meeting
■	For restoring shareholders’ right to act by written consent
■	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made
■	For seeking to force the company to opt out of a state takeover statutory provision
■	Against reincorporating the company in another state
■	For limiting greenmail payments
■	Against advisory vote on compensation
■	Against restricting executive compensation
■	For enhance the disclosure of executive compensation
■	Against restricting director compensation
■	Against capping executive pay
■	Against calling for directors to be paid with company stock
■	Against calling for shareholder votes on executive pay
■	Against calling for the termination of director retirement plans
■	Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria
■	Against seeking shareholder approval to reprice or replace underwater stock options
■	For banning or calling for a shareholder vote on future golden parachutes
■	Against seeking to award performance-based stock options
■	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement
■	Against requesting that future executive compensation be determined without regard to any pension fund income
■	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)
■	Against requiring option shares to be held
■	For creating a compensation committee
■
Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues

■	For increasing the independence of the compensation committee
■	For increasing the independence of the audit committee
■	For increasing the independence of key committees

Social Issue Proposals
■	Against asking the company to develop or report on human rights policies
■	For asking the company to review its operations’ impact on local groups, except against if the proposal calls for action beyond reporting
■	Against asking the company to limit or end operations in Burma
■	For asking management to review operations in Burma
■	For asking management to certify that company operations are free of forced labor
■	Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.
■	Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts
■	Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets
■	Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems
■	Against asking management to report on the company’s foreign military sales or foreign offset activities
■	Against asking management to limit or end nuclear weapons production
■	Against asking management to review nuclear weapons production
■	Against asking the company to establish shareholder-designated contribution programs
■	Against asking the company to limit or end charitable giving
■	For asking the company to increase disclosure of political spending and activities
■	Against asking the company to limit or end political spending

■	For requesting disclosure of company executives’ prior government service
■	Against requesting affirmation of political nonpartisanship
■	For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting
■	Against severing links with the tobacco industry
■	Against asking the company to review or reduce tobacco harm to health
■	For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting
■	For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report
■	Against asking the company to take action on embryo or fetal destruction
■	For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting
■
For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.

■	Against asking management to endorse the Ceres principles
■
For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels

■	For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum
■
For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases

■
For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products

■	Against asking the company to preserve natural habitat
■	Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings
■	Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions
■	For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting
■	Against asking the company to establish committees to consider issues related to facilities closure and relocation of work
■
For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports

■	Against asking management to drop sexual orientation from EEO policy
■	Against asking management to adopt a sexual orientation non-discrimination policy
■	For asking management to report on or review Mexican operations
■	Against asking management to adopt standards for Mexican operations
■	Against asking management to review or implement the MacBride principles
■	Against asking the company to encourage its contractors and franchisees to implement the MacBride principles
■
For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report

■	Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions
■	For requesting reports on sustainability, except against if the company has already issued a report in GRI format

AMERICAN BEACON FUNDS

PART C. OTHER INFORMATION

Item 28.		Exhibits

(a)		Amended and Restated Declaration of Trust, dated November 12, 2013 – (xlvii)

(b)		Amended and Restated Bylaws, dated June 4, 2013 – (xlviii)

(c)
Rights of holders of the securities being registered are contained in Articles III, VIII, X, XI and XII of the Registrant’s Declaration of Trust and Articles III, V, VI and XI of the Registrant’s Bylaws

(d)	(1)(A)
Management Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, American Beacon Master Trust and American Beacon Advisors, Inc., dated September 12, 2008 – (xii)

	(1)(B)	Amended and Restated Schedule A to Management Agreement, dated November 12, 2013 – (xlv)

	(2)(A)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc., dated February 20, 2014 – (xlvii)

	(2)(B)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and Brandywine Global Investment Management, LLC, dated May 1, 2014 – (li)

	(2)(C)(i)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and Brandywine Global Investment Management, LLC, dated May 1, 2014 – (li)

	(2)(D)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Calamos Advisors LLC, dated September 12, 2008 – (xxii)

	(2)(D)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Calamos Advisors LLC, dated July 1, 2012 – (xxxiv)

	(2)(E)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Causeway Capital Management LLC, dated September 12, 2008 – (xxii)

(2)(F)(i)	Amended and Restated Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management LLC, dated January 19, 2011 – (xxii)

(2)(F)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Dreman Value Management LLC, dated July 1, 2012 – (xxxiv)

(2)(G)(i)	Amended and Restated Investment Advisory Agreement between American Beacon Advisors, Inc. and Franklin Advisers, Inc., dated January 13, 2011 – (xxii)

(2)(G)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Franklin Advisers, Inc. dated July 1, 2012 – (xxxiv)

(2)(H)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC, dated September 12, 2008 – (xxv)

(2)(H)(ii)	Amended Schedule A to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC, dated March 17, 2011 – (xxv)

(2)(H)(iii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Hotchkis and Wiley Capital Management, LLC, dated July 1, 2012 – (xxxiv)

(2)(I)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Lazard Asset Management LLC, dated September 12, 2008 – (xxii)

(2)(J)(i)	Amended and Restated Investment Advisory Agreement between American Beacon Advisors, Inc. and Logan Circle Partners, L.P., dated January 14, 2011 – (xxii)

(2)(J)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Logan Circle Partners, L.P., dated July 1, 2012 – (xxxiv)

(2)(K)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Morgan Stanley Investment Management, Inc., dated September 12, 2008 – (xxii)

(2)(K)(ii)	Amendment to Investment Advisory Agreement between American Beacon Advisors, Inc. and Morgan Stanley Investment Management, Inc., dated January 1, 2009 – (xxii)

(2)(L)(i)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc., and NISA Investment Advisors, L.L.C., dated March 26, 2014 – (xlviii)

(2)(M)(i)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc., and Opus Capital Group, LLC, dated March 26, 2014 – (xlix)

(2)(N)(i)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc., and Pzena Investment Management, LLC, dated March 26, 2014 – (xlix)

(2)(O)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Templeton Investment Counsel, LLC, dated September 12, 2008 – (xxii)

(2)(P)(i)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and The Boston Company Asset Management, LLC, dated March 28, 2014 – (li)

(2)(Q)	Amended and Restated Investment Advisory Agreement between American Beacon Advisors, Inc. and Standish Mellon Asset Management Company LLC dated January 20, 2011 – (xxii)

(2)(R)(i)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and Zebra Capital Management, LLC dated March 26, 2014 – (xlix)

(2)(S)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Strategic Income Management, LLC – (xx)

(2)(S)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Strategic Income Management, LLC, dated July 1, 2012 – (xxxiv)

(2)(T)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Dean Capital Management, LLC - (xxvi)

(2)(T)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Dean Capital Management, LLC, dated July 1, 2012 – (xxxiv)

(2)(U)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Fox Asset Management, LLC – (xxvi)

(2)(U)(ii)	Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Fox Asset Management, LLC, dated July 1, 2012 – (xxxiv)

(2)(V)(i)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc., and Signia Capital Management, LLC, dated March 20, 2014 – (xlix)

(2)(W)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Brandes Investment Partners, L.P. dated January 20, 2011 – (xxii)

(2)(X)(i)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc., and Massachusetts Financial Services Company, dated April 1, 2014 – (xlix)

(2)(Y)(i)	Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and GAM International Management Limited, dated March 28, 2014 – (xlix)

(2)(Z)(i)	Investment Advisory Agreement between American Beacon Advisors, Inc. and Pacific Investment Management Company LLC, dated June 24, 2011 – (xxv)

(2)(Z)(ii)		Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Pacific Investment Management Company LLC, dated July 1, 2012 – (xxxiv)

(2)(AA)(i)		Investment Advisory Agreement between American Beacon Advisors, Inc. and Lee Munder Capital Group, LLC, dated June 13, 2011 – (xxv)

(2)(AA)(ii)		Amendment to the Investment Advisory Agreement between American Beacon Advisors and Lee Munder Capital Group, LLC, dated July 1, 2012 – (xxxiv)

(2)(BB)(i)		Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and Stephens Investment Management Group, LLC, dated March 26, 2014 – (xlix)

(2)(CC)(i)		Investment Advisory Agreement between American Beacon Advisors, Inc. and Bridgeway Capital Management, Inc., dated November 17, 2011 – (xxviii)

(2)(CC)(ii)		Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Bridgeway Capital Management, Inc., dated July 1, 2012 – (xxxiv)

(2)(CC)(iii)		Second Amendment to the Investment Advisory Agreement between American Beacon Advisors, Inc. and Bridgeway Capital Management, Inc., dated May 1, 2013 – (xxxix)

(2)(DD)(i)		Amended and Restated Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and Holland Capital Management LLC, dated March 28, 2014 – (xlix)

(2)(EE)(i)	Inve	Investment Advisory Agreement between American Beacon Advisors, Inc. and PENN Capital Management Company, Inc., dated September 13, 2011 – (xxix)

(2)(EE)(ii)		Investment Advisory Agreement between American Beacon Advisors, Inc. and PENN Capital Management Company, Inc., dated July 1, 2012 – (xxxiv)

(2)(FF)		Investment Advisory Agreement between American Beacon Advisors, Inc. and The London Company of Virginia, LLC, dated May 21, 2012 – (xxxiii)

(2)(GG)		Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and Earnest Partners, LLC, dated August 26, 2013 – (xlii)

(2)(HH)		Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors Inc. and Acadian Asset Management LLC, dated September 6, 2013 – (xliii)

(2)(II)		Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors Inc. and Sustainable Growth Advisers, LP, dated September 4, 2013 – (xliv)

	(2)(JJ)	Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors Inc. and Global Evolution USA, LLC, dated November 18, 2013 – (xlv)

	(2)(KK)	Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and AHL Partners LLP – (to be filed by subsequent amendment)

	(2)(LL)	Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and Bahl & Gaynor, Inc., dated May 1, 2014 – (l)

	(2)(MM)	Investment Advisory Agreement among American Beacon Funds, American Beacon Advisors, Inc. and Crescent Capital Group LP – (to be filed by subsequent amendment)

(e)	(1)	Form of Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated March 31, 2009 – (xvii)

	(2)(A)	Amended and Restated Appendix A to the Distribution Agreement among American Beacon Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated November 19, 2013 – (xlv)

(f)		Bonus, profit sharing or pension plans – (none)

(g)	(1)	Agreement between Registrant and State Street Bank and Trust Company, dated December 1, 1997 – (ii)

	(2)	Amended and Restated Schedule D to the Custodian Agreement, dated December 20, 2012 – (xxxv)

	(3)	Amendment to Amended and Restated Schedule D to the Custodian Agreement, effective as of January 21, 2014 – (xlvi)

(h)	(1)(A)	Transfer Agency Policy and Service Agreement between Registrant and State Street Bank and Trust Company, dated January 1, 1998 – (ii)

	(1)(B)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated July 24, 2002 – (vi)

	(1)(C)	Amendment to Transfer Agency and Service Agreement regarding anti-money laundering procedures, dated September 24, 2002 – (vii)

	(1)(D)	Amendment to Transfer Agency and Service Agreement to replace fee schedule, dated March 26, 2004 – (x)

	(1)(E)	Amended and Restated Schedule A to the Transfer Agency and Service Agreement, dated January 21, 2014 – (xlvi)

	(1)(F)	Securities Lending Agency Agreement between the American Beacon Funds and Brown Brothers Harriman & Co., dated March 15, 2008 – (xix)

	(2)(A)	First Amendment to the Securities Lending Agency Agreement, dated May 2, 2008 – (xix)

(2)(B)	Second Amendment to the Securities Lending Agency Agreement, dated May 20, 2009 – (xix)

(2)(C)	Third Amendment to the Securities Lending Agency Agreement, dated November 3, 2009 – (xix)

(3)(A)	Restated and Amended Administration Agreement among American Beacon Funds, the American Beacon Select Funds, and American Beacon Advisors, Inc., dated May 10, 2012 – (xxxiii)

(3)(B)
Amended and Restated Schedule A to Restated and Amended Administration Agreement among American Beacon Funds, the American Beacon Select Funds, and American Beacon Advisors, Inc., dated November 12, 2013 – (xlv)

(4)(A)
Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 – (iii)

(4)(B)
Amendment to Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company to add Mid-Cap Value Fund and Emerging Markets Fund, dated June 30, 2004 – (ix)

(4)(C)
Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Master Trust, American Beacon Advisors, Inc. and State Street Bank and Trust Company, dated March 1, 2005 – (xix)

(4)(D)
Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Master Trust, American Beacon Advisors, Inc. and State Street Bank and Trust Company, dated December 7, 2010 – (xix)

(4)(E)
Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Master Trust, American Beacon Advisors, Inc. and State Street Bank and Trust Company, dated February 6, 2012 – (xxviii)

(4)(F)
Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and State Street Bank and Trust Company, dated May 29, 2012 – (xxxiii)

(4)(G)
Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and State Street Bank and Trust Company dated January 1, 2013 – (xxxv)

(4)(H)
Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Advisors, Inc. and State Street Bank and Trust Company dated August 28, 2013 – (xliii)

(5)	Service Plan Agreement for the American Beacon Funds Investor Class, dated March 6, 2009 – (xv)

(6)	Service Plan Agreement for the American Beacon Funds Advisor Class (formerly known as the AAdvantage Funds Service Class), dated May 1, 2003 – (viii)

(7)(A)	Service Plan Agreement for the American Beacon Funds Retirement Class, dated April 30, 2009 – (xiv)

(7)(B)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds Retirement Class, dated December 15, 2010 – (xix)

(8)(A)	Service Plan Agreement for the American Beacon Funds Y Class, dated July 24, 2009 – (xv)

(8)(B)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds Y Class, dated February 3, 2014 – (lvvii)

(9)(A)	Service Plan Agreement for the American Beacon Funds A Class, dated February 16, 2010 – (xvi)

(9)(B)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds A Class, dated February 3, 2014 – (lvvii)

(10)(A)	Service Plan Agreement for the American Beacon Funds C Class, dated May 25, 2010 – (xviii)

(10)(B)	Amended and Restated Schedule A to the Service Plan Agreement for the American Beacon Funds C Class, dated February 3, 2014 – (xlvi)

(11)	Master-Feeder Participation Agreement among Small Cap Index Fund, International Equity Index Fund, Quantitative Master Series Trust, and Princeton Funds Distributor, Inc., dated June 30, 2000 – (iv)

(12)	Master-Feeder Participation Agreement among S&P 500 Index Fund, Equity 500 Index Portfolio and SSgA Funds Management, Inc., dated May 1, 2001 – (v)

(13)	Amended and Restated Credit Agreement between American Beacon Funds and American Beacon Advisors, Inc., dated January 31, 2008 – (xi)

(14)(A)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated November 8, 2011 – (xxvii)

(14)(B)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated January 27, 2012 – (xxviii)

(14)(C)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated January 31, 2012 – (xxx)

(14)(D)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated February 23, 2012 – (xxxii)

	(14)(E)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon London Company Income Equity Fund, dated May 14, 2012 – (xxxiii)

	(14)(F)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated January 31, 2013 – (xxxvi)

	(14)(G)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated March 8, 2013 – (xxxvii)

	(14)(H)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Earnest Partners Emerging Markets Equity Fund, dated August 9, 2013 – (xlii)

	(14)(I)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Acadian Emerging Markets Managed Volatility Fund, dated August 9, 2013 – (xliii)

	(14)(J)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon SGA Global Growth Fund, dated August 9, 2013 – (xliv)

	(14)(K)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Global Evolution Frontier Markets Income Fund, dated November 12, 2013 – (xlv)

	(14)(L)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated December 19, 2013 – (xlvii)

	(14)(M)	Fee Waiver/Expense Reimbursement Agreement for certain American Beacon Funds, dated March 28, 2014 – (xlix)

	(14)(N)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon AHL Managed Futures Strategy Fund – (to be filed by subsequent amendment)

	(14)(O)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon AHL Managed Futures Strategy Fund – (to be filed by subsequent amendment)

	(14)(P)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Bahl & Gaynor Small Cap Growth Fund – (to be filed by subsequent amendment)

	(14)(Q)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Earnest Partners Emerging Markets Equity Fund – (li)

	14(R)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Crescent Short Duration High Income Fund – (filed herewith)

(i)		Opinion and consent of counsel – (to be filed by subsequent amendment)

(j)		Consent of Independent Registered Public Accounting Firm – (none)

(k)		Financial statements omitted from prospectus – (none)

(l)		Letter of investment intent – (i)

(m)	(1)	Distribution Plan pursuant to Rule 12b-1 for the Advisor Class (formerly known as the Service Class) – (viii)

	(2)(A)	Distribution Plan pursuant to Rule 12b-1 for the Retirement Class – (xv)

	(2)(B)	Amended and Restated Schedule A to the Distribution Plan pursuant to Rule 12b-1 for the Retirement Class, dated December 15, 2010 – (xix)

	(3)(A)	Distribution Plan pursuant to Rule 12b-1 for the A Class – (xvii)

	(3)(B)	Amended and Restated Schedule A to the Distribution Plan pursuant to Rule 12b-1 for the A Class, dated February 3, 2014 – (xlvi)

	(4)(A)	Distribution Plan pursuant to Rule 12b-1 for the C Class – (xviii)

	(4)(B)	Amended and Restated Schedule A to the Distribution Plan pursuant to Rule 12b-1 for the C Class, dated February 3, 2014 – (xlvi)

(n)		Amended and Restated Plan Pursuant to Rule 18f-3, dated March 9, 2011 – (xxiii)

(p)	(1)	Code of Ethics of American Beacon Advisors, Inc., American Beacon Funds, and American Beacon Select Funds, dated February 18, 2014 – (xlvii)

	(2)	Code of Ethics of State Street Master Funds, dated April 1, 2012 – (xxxii)

	(3)	Code of Ethics of Quantitative Master Series LLC, dated March 22, 2013 – (xxxviii)

	(4)	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc., dated December 31, 2010 – (xxi)

	(5)	Code of Ethics of Brandywine Global Investment Management, LLC, dated February 2014 – (li)

	(6)	Code of Ethics and Insider Trading Policy of Calamos Advisors LLC, dated March 17, 2009 – (xix)

	(7)	Code of Ethics of Causeway Capital Management LLC, dated April 25, 2005 and revised August 10, 2010 – (xix)

	(8)	Code of Ethics and Insider Trading Policy of Dreman Value Management LLC, February 24, 2010 – (xix)

	(9)	Code of Ethics of Hotchkis and Wiley Capital Management, LLC, dated December 2013 – (xlvii)

	(10)	Code of Ethics and Personal Investment Policy of Lazard Asset Management LLC, dated January 2012 – (xxxiv)

	(11)	Code of Ethics and Personal Trading Guidelines of Morgan Stanley Investment Management Inc., effective September 16, 2013 – (xlv)

	(12)	Code of Ethics and Standards of Professional Conduct of NISA Investment Advisors, L.L.C., dated February 2014 – (li)

	(13)	Code of Business Conduct and Ethics of Opus Capital Group, LLC,

dated January 7, 2005 and revised March 31, 2010 – (xix)

(14)	Code of Business Conduct and Ethics of Pzena Investment Management, LLC, revised January 2009 – (xiii)

(15)	Code of Ethics and Policy Statement on Insider Trading of Franklin Templeton, parent company of Franklin Advisers, Inc. and Templeton Investments Counsel, LLC, dated May 2013 – (xlv)

(16)
Code of Conduct and Personal Securities Trading Policy of The Bank of New York Mellon, parent company of The Boston Company Asset Management, LLC and Standish Mellon Asset Management LLC, dated March 2012 – (xxxvi)

(17)	Code of Ethics of Zebra Capital Management, LLC, dated November 2011 – (xxxi)

(18)	Code of Ethics for Strategic Income Management, LLC, dated March 2013 – (xxxix)

(19)	Code of Ethics for Dean Capital Management, LLC, dated October 11, 2013 – (xlv)

(20)	Code of Ethics for Fox Asset Management, LLC, revised July 1, 2013 – (xlv)

(21)	Code of Ethics for Signia Capital Management, LLC, dated May 2013 – (xlv)

(22)	Code of Ethics of Massachusetts Financial Services Co., dated November 22, 2013 – (xlvii)

(23)	Code of Ethics of Brandes Investment Partners, L.P., dated August 15, 2010 – (xxv)

(24)	Code of Ethics of Fortress Investment Group LLC (on behalf of Logan Circle Partners, L.P.), dated January 2012 – (xxxi)

(25)	Code of Ethics of GAM International Management Limited – (xxiv)

(26)	Code of Ethics of Pacific Investment Management Company LLC (PIMCO), dated May 2009 – (xxiii)

(27)	Code of Ethics for Lee Munder Capital Group, LLC, dated May 2013 – (xlv)

(28)	Code of Ethics for Stephens Investment Management Group, LLC, dated April 2012 – (xxxvi)

(29)	Code of Ethics for Bridgeway Capital Management, Inc., dated June 23, 2011 – (xxviii)

(30)	Code of Ethics and Conduct for Holland Capital Management LLC, dated February 2014 – (li)

(31)	Code of Ethics for PENN Capital Management Company, Inc., dated February 21, 2012 – (xxix)

(32)	Code of Ethics for The London Company of Virginia, LLC, dated April 2, 2012 – (xxxiii)

(33)	Code of Ethics for Earnest Partners, dated August 4, 2008 – (xxxix)

(34)	Code of Ethics for Sustainable Growth Advisers, LP – (xl)

(35)	Code of Ethics for Acadian Asset Management LLC, dated January 2013 – (xli)

(36)	Code of Ethics for Global Evolution USA, LLC, dated January 1, 2013 – (xlv)

(37)	Code of Ethics for AHL Partners LLP – (to be filed by subsequent amendment)

(38)	Code of Ethics for Bahl & Gaynor, Inc., amended 2014 – (l)

(39)	Code of Ethics for Crescent Capital Group LP, dated May 2011 – (filed herewith)
Other Exhibits
Powers of Attorney for Trustees of American Beacon Funds and the American Beacon Select Funds, dated June 5, 2014 – (filed herewith)
_________________________
(i)
Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 18, 1997. (File Nos. 811-04984 and 033-11387)

(ii)
Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 1998.  (File Nos. 811-04984 and 033-11387)

(iii)
Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 21, 1999.  (File Nos. 811-04984 and 033-11387)

(iv)
Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 7, 2000.  (File Nos. 811-04984 and 033-11387)

(v)
Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2002.  (File Nos. 811-04984 and 033-11387)

(vi)
Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 1, 2002.  (File Nos. 811-04984 and 033-11387)

(vii)
Incorporated by reference to Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2003.  (File Nos. 811-04984 and 033-11387)

(viii)
Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2003.  (File Nos. 811-04984 and 033-11387)

(ix)
Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.  (File Nos. 811-04984 and 033-11387)

(x)
Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2007.  (File Nos. 811-04984 and 033-11387)

(xi)
Incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 29, 2008.  (File Nos. 811-04984 and 033-11387)

(xii)
Incorporated by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 31, 2008.  (File Nos. 811-04984 and 033-11387)

(xiii)
Incorporated by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 2009.  (File Nos. 811-04984 and 033-11387)

(xiv)
Incorporated by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2009.  (File Nos. 811-04984 and 033-11387)

(xv)
Incorporated by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 3, 2009.  (File Nos. 811-04984 and 033-11387)

(xvi)
Incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 16, 2010.  (File Nos. 811-04984 and 033-11387)

(xvii)
Incorporated by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 17, 2010.  (File Nos. 811-04984 and 033-11387)

(xviii)
Incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 15, 2010.   (File Nos. 811-04984 and 033-11387)

(xix)
Incorporated by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2010.  (File Nos. 811-04984 and 033-11387)

(xx)
Incorporated by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 14, 2011.  (File Nos. 811-04984 and 033-11387)

(xxi)
Incorporated by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2011.  (File Nos. 811-04984 and 033-11387)

(xxii)
Incorporated by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2011.  (File Nos. 811-04984 and 033-11387)

(xxiii)
Incorporated by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 18, 2011.  (File Nos. 811-04984 and 033-11387)

(xxiv)
Incorporated by reference to Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 19, 2011.  (File Nos. 811-04984 and 033-11387)

(xxv)
Incorporated by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 1, 2011.  (File Nos. 811-04984 and 033-11387)

(xxvi)
Incorporated by reference to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 2011.  (File Nos. 811-04984 and 033-11387)

(xxvii)
Incorporated by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 29, 2011.  (File Nos. 811-04984 and 033-11387)

(xxviii)
Incorporated by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 2, 2012.  (File Nos. 811-04984 and 033-11387)

(xxix)
Incorporated by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 23, 2012.  (File Nos. 811-04984 and 033-11387)

(xxx)
Incorporated by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2012.  (File Nos. 811-04984 and 033-11387)

(xxxi)
Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 15, 2012.  (File Nos. 811-04984 and 033-11387)

(xxxii)
Incorporated by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2012.  (File Nos. 811-04984 and 033-11387)

(xxxiii)
Incorporated by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 25, 2012.  (File Nos. 811-04984 and 033-11387)

(xxxiv)
Incorporated by reference to Post-Effective Amendment No. 148 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 26, 2012.  (File Nos. 811-04984 and 033-11387)

(xxxv)
Incorporated by reference to Post-Effective Amendment No. 151 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 27, 2012.  (File Nos. 811-04984 and 033-11387)

(xxxvi)
Incorporated by reference to Post-Effective Amendment No. 153 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 27, 2013.  (File Nos. 811-04984 and 033-11387)

(xxxvii)
Incorporated by reference to Post-Effective Amendment No. 155 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 28, 2013. (File Nos. 811-04984 and 033-11387)

(xxxviii)
Incorporated by reference to Post-Effective Amendment No. 158 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2013. (File Nos. 811-04984 and 033-11387)

(xxxix)
Incorporated by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 14, 2013. (File Nos. 811-04984 and 033-11387)

(xl)
Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 11, 2013. (File Nos. 811-04984 and 033-11387)

(xli)
Incorporated by reference to Post-Effective Amendment No. 163 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 11, 2013. (File Nos. 811-04984 and 033-11387)

(xlii)
Incorporated by reference to Post-Effective Amendment No. 164 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2013. (File Nos. 811-04984 and 033-11387)

(xliii)
Incorporated by reference to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 20, 2013. (File Nos. 811-04984 and 033-11387)

(xliv)
Incorporated by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 3, 2013 (File Nos. 811-04984 and 033-11387)

(xlv)
Incorporated by reference to Post-Effective Amendment No. 171 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 19, 2013 (File Nos. 811-04984 and 033-11387)

(xlvi)
Incorporated by reference to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 18, 2014 (File Nos. 811-04984 and 033-11387)

(xlvii)
Incorporated by reference to Post-Effective Amendment No. 181 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2014 (File Nos. 811-04984 and 033-11387)

(xlviii)
Incorporated by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2014 (File Nos. 811-04984 and 033-11387)

(xlix)
Incorporated by reference to Post-Effective Amendment No. 185 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2014 (File Nos. 811-04984 and 033-11387)

(l)
Incorporated by reference to Post-Effective Amendment No. 189 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 1, 2014 (File Nos. 811-04984 and 033-11387)

(li)
Incorporated by reference to Post-Effective Amendment No. 194 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 28, 2014 (File Nos. 811-04984 and 033-11387)

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

Article XI of the Declaration of Trust of the Trust provides that:

Limitation of Liability

Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Indemnification

Section 2.

(a)           Subject to the exceptions and limitations contained in paragraph (b) below:

(i)           every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)           the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

(i)           such Covered Person shall have provided appropriate security for such undertaking;

(ii)           the Trust is insured against losses arising out of any such advance payments; or

(iii)           either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership.  Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees.  A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Numbered Paragraph 8 of the Management Agreement provides that:

8. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to a Trust or acting in any business of a Trust, to be rendering such services to or acting solely for a Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

Numbered Paragraph 9 of the Investment Advisory Agreement with Acadian Asset Management LLC provides that:

9.  Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Barrow, Hanley, Mewhinney & Straus, Inc. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Brandes Investment Partners, L.P. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 11 of the Investment Advisory Agreement with Brandywine Global Investment Management, LLC provides that:

11. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Bridgeway Capital Management, Inc. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders, the Manager or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Manager shall indemnify the Adviser, its officers, directors and employees, and each person, if any, who, within the meaning of the Securities Act of 1933, controls the Adviser, for any liability and expenses, including without limitation, reasonable attorneys’ fees and expenses, which may be sustained as a result of the Manager’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder.

Numbered Paragraph 9 of the Investment Advisory Agreement with Calamos Advisors LLC provides that:

9. Liability of Adviser. Adviser will not be liable for any loss suffered by reason of any investment, decision, recommendation, or other action taken or omitted in what Adviser in good faith believes to be the proper performance of its duties hereunder. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Causeway Capital Management LLC provides that:

8. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Dean Capital Management, LLC  provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to  any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Dreman Value Management LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Earnest Partners, LLC  provides that:

9.  Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Fox Asset Management, LLC  provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to  any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Franklin Advisers, Inc. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with GAM International Management Limited provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Global Evolution USA, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Holland Capital Management LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Hotchkis and Wiley Capital Management, LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Lazard Asset Management LLC provides that:

8. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Lee Munder Capital Group, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Logan Circle Partners, L.P. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Massachusetts Financial Services Co. provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 7 of the Investment Advisory Agreement with Morgan Stanley Investment Management, Inc. provides that:

7. (a) Standard of Care. Except as may otherwise be provided by applicable laws and regulations, neither the Adviser nor any of its affiliates or its or their officers, directors, employees or agents shall be subject to any liability to the Manager, the Trust, the Portfolios or any shareholder of a Portfolio or the Trust for any error of judgment or any loss arising out of any investment or other act or omission in the course of, connected with, or arising out of any service to be rendered under this Agreement, except by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder. The Manager acknowledges and agrees that the Adviser makes no representation or warranty, express or implied, that any level of performance or investment results will be achieved by the Portfolios or the Assets designated by the Manager to the Adviser, or that the Portfolios or such Assets will perform comparably with any standard or index, including other clients of the Adviser, whether public or private.

(b) Indemnification. The Manager shall hold harmless and indemnify the Adviser for any and all claims, losses, liabilities, costs, damages or expenses (including reasonable attorneys fees) (“Losses”) incurred by the Adviser in connection with the performance of its duties hereunder; provided, however, that nothing contained herein shall require that the Adviser be indemnified for Losses resulting from willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder.

The Adviser shall hold harmless and indemnify the Manager for any and all Losses incurred by the Manager that arise from the Adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties hereunder or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder; provided, however, that nothing contained herein shall require that the Manager be indemnified for Losses resulting from willful misfeasance, bad faith or gross negligence in the performance of the Manager’s duties hereunder or by reason of the Manager’s reckless disregard of its obligations and duties hereunder.

Numbered Paragraph 8 of the Investment Advisory Agreement with NISA Investment Advisors, L.L.C. provides that:

8. Liability of Adviser. Adviser will not be liable for any loss suffered by reason of any investment, decision, recommendation, or other action taken or omitted in what Adviser in good faith believes to be the proper performance of its duties hereunder. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Opus Capital Group, LLC provides that:

9. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Pacific Investment Management Company LLC provides that:

8. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with PENN Capital Management Company, Inc. provides that:

8. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Pzena Investment Management, LLC provides that:

9. Liability of Adviser. The Adviser shall not be liable for any action taken or omitted to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by this Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Manager. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Signia Capital

Management, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Standish Mellon Asset Management LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Manager shall indemnify, defend and hold harmless the Adviser for (a) any action taken, omitted or suffered by Adviser in connection with this Agreement or the services provided hereunder, unless such act or omission shall have resulted from Adviser’s willful misfeasance, bad faith or gross negligence; or (b) any loss arising from Adviser’s adherence to Manager’s instructions.  Adviser shall in no event be liable for any indirect, incidental, special, punitive, exemplary or consequential damages in connection with or arising out of this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Stephens Investment Management Group, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Strategic Income Management, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Sustainable Growth Advisers, LP provides that:

9.  Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with Templeton Investment Counsel, LLC provides that:

8. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 8 of the Investment Advisory Agreement with The Boston Company Asset Management, LLC provides that:

8. Liability of Adviser. No provision of this Agreement shall be deemed to protect the Adviser against any liability to the Trust or its shareholders to which it might otherwise be subject by reason of any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with The London Company of Virginia, LLC provides that:

9. Liability of Adviser. The Adviser shall have no liability to the Trust, its shareholders or any third party arising out of or related to this Agreement except with respect to claims which occur due to any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 9 of the Investment Advisory Agreement with Zebra Capital Management, LLC provides that:

9. Liability of Adviser. The Adviser shall have no  liability to the Trust,  its shareholders or any other third party arising out of or related to this Agreement except with respect to claims which occur due to  any willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

Numbered Paragraph 11 of the Administration Agreement provides that:

11. Limitation of Liability of American Beacon Advisors, Inc. (“ABA”). ABA shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of ABA, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of ABA even though paid by it.

Section 4.2 of the Distribution Agreement provides that:

(a)   Notwithstanding anything in this Agreement to the contrary, Foreside shall not be responsible for, and the Clients shall on behalf of each applicable Fund or Class thereof, indemnify and hold harmless Foreside, its employees, directors, officers and managers and any person who controls Foreside within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (for purposes of this Section 4.2(a), "Foreside Indemnitees") from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, liabilities and other expenses of every nature and character (including, but not limited to, direct and indirect reasonable reprocessing costs) arising out of or attributable to all and any of the following (for purposes of this Section 4.2(a), a "Foreside Claim"):

(i)   any action (or omission to act) of Foreside or its agents taken in connection with this Agreement; provided, that such action (or omission to act) is taken in good faith and without willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement;

(ii)  any untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of Foreside;

(iii) any material breach of the Clients' agreements, representations, warranties, and covenants in Sections 2.9 and 5.2 of this Agreement; or

(iv)  the reliance on or use by Foreside or its agents or subcontractors of information, records, documents or services which have been prepared, maintained or performed by the Clients or any agent of the Clients, including but not limited to any Predecessor Records provided pursuant to Section 2.9(b).

(b)   Foreside will indemnify, defend and hold the Clients and their several officers and members of their Governing Bodies and any person who controls the Clients within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (collectively, the "Clients Indemnitees" and, with the Foreside Indemnitees, an "Indemnitee"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon all and any of the following (for purposes of this Section 4.2(c), a "Clients Claim" and, with a Foreside Claim, a "Claim"):

(i)   any material action (or omission to act) of Foreside or its agents taken in connection with this Agreement, provided that such action (or omission to act) is not taken in good faith and with willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement.

(ii)  any untrue statement of a material fact contained in the Registration Statement or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in writing in connection with the preparation of the Registration Statement by or on behalf of Foreside; or

(iii) any material breach of Foreside's agreements, representations, warranties and covenants set forth in Section 2.4 and 5.1 hereof

(d)   The Clients or Foreside (for purpose of this Section 4.2(d), an "Indemnifying Party") may assume the defense of any suit brought to enforce any Foreside Claim or Clients Claim, respectively, and may retain counsel chosen by the Indemnifying Party and approved by the other Party, which approval shall not be unreasonably withheld or delayed. The Indemnifying Party shall advise the other Party that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Indemnifying Party assumes the defense of any such suit and retains counsel, the other Party shall bear the fees and expenses of any additional counsel that they retain. If the Indemnifying Party does not assume the defense of any such suit, or if other Party does not approve of counsel chosen by the Indemnifying Party, or if the other Party has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Indemnifying Party, the Indemnifying Party will reimburse any Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that the Indemnitee retains. An Indemnitee shall not settle or confess any claim without the prior written consent of the applicable Client, which consent shall not be unreasonably withheld or delayed.

(e)   An Indemnifying Party's obligation to provide indemnification under this section is conditioned upon the Indemnifying Party receiving notice of any action brought against an Indemnitee within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the Person or Persons against whom the action is brought. The failure to provide such notice shall not relieve the Indemnifying Party of any liability that it may have to any Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f)   The provisions of this section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by Foreside. The indemnification provisions of this section will inure exclusively to the benefit of each person that may be an Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

Section 4.3 of the Distribution Agreement provides that:

Notwithstanding anything in this Agreement to the contrary, except as specifically set forth below:

(a)   Neither Party shall be liable for losses, delays, failure, errors, interruption or loss of data occurring directly or indirectly by reason of circumstances beyond its reasonable control, including, without limitation, acts of God; action or inaction of civil or military authority; public enemy; war; terrorism; riot; fire; flood; sabotage; epidemics; labor disputes; civil commotion; interruption, loss or malfunction of utilities, transportation, computer or communications capabilities; insurrection; or elements of nature;

(b)   Neither Party shall be liable for any consequential, special or indirect losses or damages suffered by the other Party, whether or not the likelihood of such losses or damages was known by the Party;

(c)   No affiliate, director, officer, employee, manager, shareholder, partner, agent, counsel or consultant of either Party shall be liable at law or in equity for the obligations of such Party under this Agreement or for any damages suffered by the other Party related to this Agreement;

(d)   Except as set forth in Section 4.2(f), there are no third party beneficiaries of this Agreement;

(e)   Each Party shall have a duty to mitigate damages for which the other Party may become responsible;

(f)   The assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund, and no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise; and in asserting any rights or claims under this Agreement, Foreside shall look only to the assets and property of the Fund to which Foreside's rights or claims relate in settlement of such rights or claims; and

(g)   Each Party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Supplemental Limited Indemnification from the Administrator

Each of the Trustees of the Trust has entered into an arrangement with the Trust’s Administrator, whereby she or he may be indemnified by the Administrator for liability arising from a failure of the Administrator to carry out its duties under the Administration Agreement with the Trust and for certain securities laws claims.  The arrangement is principally designed to supplement the indemnification afforded under the Trust’s Declaration of Trust as well as liability coverage provided by insurance policies.  The arrangement is limited to civil and administrative claims.

Item 31.

I.   Business and Other Connections of Investment Manager

American Beacon Advisors, Inc. (the “Manager”) offers investment management and administrative services to the Registrant.  It acts in the same capacity to other investment companies, including those listed below.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of American Beacon Advisors, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with American Beacon Advisors, Inc.	Other Substantial Business and Connections
Michael M. Albert; Director	Director, Lighthouse Holdings, Inc.; Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.
Sonia L. Bates; Asst. Treasurer, Dir. Tax & Financial Reporting
Asst. Treasurer, American Beacon Funds Complex; Asst. Treasurer, Lighthouse Holdings, Inc.; Asst. Treasurer, Lighthouse Holdings Parent, Inc.; Asst. Treasurer, American Private Equity Management, L.L.C.

Rosemary K. Behan; Secretary
Secretary, American Beacon Funds Complex; Secretary, Lighthouse Holdings, Inc.; Secretary, Lighthouse Holdings Parent, Inc.; Secretary, American Private Equity Management, L.L.C.; Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Melinda G. Heika; Treasurer
Treasurer, American Beacon Funds Complex; Treasurer, Lighthouse Holdings, Inc.; Treasurer, Lighthouse Holdings Parent, Inc.; Treasurer, American Private Equity Management, L.L.C.; Treasurer, American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Gene L. Needles, Jr.; Director, President and Chief Executive Officer
President, American Beacon Funds Complex; Director, President, Lighthouse Holdings, Inc.; President, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Director, American Beacon Cayman Managed Futures Strategy Fund, Ltd.

John J. Okray; Asst. Secretary, Deputy General Counsel
Asst. Secretary, American Beacon Funds Complex; Asst. Secretary, Lighthouse Holdings, Inc.; Asst. Secretary, Lighthouse Holdings Parent, Inc.; Asst. Secretary, American Private Equity Management, L.L.C.; Asst. Secretary, American Beacon Cayman Managed Futures Strategy Fund, Ltd.

William F. Quinn; Director, Chairman
Chairman & Director, Lighthouse Holdings, Inc.; Chairman & Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Director, American Airlines Federal Credit Union; Director, Hicks Acquisition II, Inc.; Independent Trustee, National Railroad Retirement Investment Trust

Jeffrey K. Ringdahl, Chief Operating Officer
Vice President, American Beacon Funds Complex; Senior Vice President, Lighthouse Holdings, Inc.; Senior Vice President, Lighthouse Holdings Parent, Inc.; Vice President, American Private Equity Management; Director, American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Richard P. Schifter; Director
Director, Lighthouse Holdings, Inc.; Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Partner, TPG Capital; Director, American Airlines Group Inc.; Director, Republic Airways Holdings Inc.; Director, LPL Investment Holdings Inc.; Director, Everbank Financial Corp.;  Director, Direct General Corporation; Director, Private Equity Growth Capital Council

Kneeland C. Youngblood; Director
Director, Lighthouse Holdings, Inc.; Director, Lighthouse Holdings Parent, Inc.; Manager, American Private Equity Management, L.L.C.; Partner, Pharos Capital Group, LLC; Director, Energy Future Holdings Corp.; Director, Mallinckrodt Pharmaceuticals.

The principal address of the Manager, the American Beacon Funds, American Private Equity Management, L.L.C., Lighthouse Holdings, Inc., and Lighthouse Holdings Parent, Inc. is 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

II.           Business and Other Connections of Investment Advisers

The investment advisers listed below provide investment advisory services to the Trust.

American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155.

Acadian Asset Management LLC (“Acadian”) is an investment sub-adviser for the American Beacon Acadian Emerging Markets Managed Volatility Fund.  The principal address of Acadian is 260 Franklin Street, Boston, MA 02110.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Acadian is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Acadian	Other Substantial Business and Connections
Laurent de Greef, Member of Board of Managers	None
John Chisholm, Executive Vice President, CIO, Member of Board of Managers	Director, Acadian Asset Management (UK) Ltd
Churchill Franklin, CEO, Member of Board of Managers	Director, Acadian Asset Management (UK) Ltd; Director, Acadian Cayman Limited G.P.
Ronald Frashure, Chairman of Board of Managers	Director, Acadian Asset Management (Singapore) Pte Ltd; Director, Acadian Cayman Limited G.P.
Mark Minichiello, Executive Vice President, COO, Treasurer, Secretary, Member of Board of Managers	Director, Acadian Asset Management (UK) Ltd; Director, Acadian Asset Management (Singapore) Pte Ltd; Director, Acadian Asset Management (Japan)
Brendan Bradley, Senior Vice President, Director, Portfolio Management, Member of Board of Managers	None
Ross Dowd, Executive Vice President, Head of Client Service, Member of Board of Managers
Director, Acadian Asset Management (UK) Ltd; Director, Acadian Cayman Limited G.P.; Director, Acadian Asset Management (Australia) Ltd.; Director, Acadian Asset Management (Singapore) Pte Ltd; Director, Acadian Asset Management (Japan)

Mauricio Karchmer, Senior Vice President, Member of Board of Managers	None
Linda Gibson, Member of Board of Managers	Director, Executive Vice President and Head of Global Distribution - Old Mutual (US) Holdings Inc. (a holding company); Director, Acadian Asset Management

LLC (an investment advisor); Director, Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor); Director, Echo Point Investment Management, LLC (an investment advisor); Director, Old Mutual (HFL) Inc. (a holding company for Heitman affiliated financial services firms); Director, Old Mutual Asset Management International, Ltd. (an investment advisor); Director, Rogge Global Partners plc (an investment advisor)

Christopher Hadley, Member of Board of Managers	Executive Vice President, Head of Human Resources - Old Mutual (US) Holdings Inc. (a holding company); Director, Acadian Asset Management LLC (an investment advisor)
Aidan Riordan, Member of Board of Managers
Executive Vice President, Head of Affiliate Management - Old Mutual (US) Holdings Inc. (a holding company);  Director, Acadian Asset Management LLC (an investment advisor); Director, Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor); Director, The Campbell Group, Inc. (a holding company for The Campbell Group LLC);  Director, Copper Rock Capital Partners LLC (an investment advisor); Director, Echo Point Investment Management, LLC (an investment advisor); Director, Old Mutual (HFL) Inc. (a holding company for Heitman affiliated financial services firms);  Director, Investment Counselors of Maryland, LLC (an investment advisor); Director, Thompson, Siegel & Walmsley LLC (an investment advisor)

Stephen Belgard, Member of Board of Managers
Director, Executive Vice President and Chief Financial Officer - Old Mutual (US) Holdings Inc. (a holding company); Director, Acadian Asset Management LLC (an investment advisor);  Director, Copper Rock Capital Partners, LLC (an investment advisor); Director, Old Mutual Asset Management International, Ltd. (an investment advisor)

AHL Partners LLP (“AHL”), is a registered investment adviser and is an investment sub-advisor for the American Beacon AHL Managed Futures Strategy Fund.  The principal address of AHL is 2 Swan Lane, London, United Kingdom EC4R 3AD.  Information as to the officers and directors of the Investment Adviser is included in its Form ADV, as filed with the Securities and Exchange Commission (CRD number 167882), and is incorporated herein by reference.

Bahl & Gaynor, Inc. (“Bahl & Gaynor”) is a registered investment adviser and is an investment sub-advisor for the American Beacon Bahl & Gaynor Small Cap Growth Fund.  The principal address of Bahl & Gaynor is 212 East Third Street, Suite 200 Cincinnati, OH 45202.  Information as to the officers and directors of the Investment Adviser is included in its Form ADV, as filed with the Securities and Exchange Commission (CRD number 106139), and is incorporated herein by reference.

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow”) is an investment sub-advisor for the American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Fund, and American Beacon Intermediate Bond Fund.  The principal address of Barrow is 2200 Ross Avenue, 31st Floor, Dallas, TX 75201-2761.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Barrow is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Barrow	Other Substantial Business and Connections
James P. Barrow; President, Secretary, Treasurer, Executive Director, Member Board of Managers	None
J. Ray. Nixon; Executive Director, Member Board of Managers	None
Patricia B. Andrews; Chief Compliance and Risk Officer, Director	None
John S. Williams; Managing Director	None
Linda T. Gibson; Member Board of Managers	Old Mutual (US) Holdings, Inc. (Parent Company), Executive Vice President and Head of Global Distribution
Aidan J. Riordan; Member Board of Managers	Old Mutual (US) Holdings, Inc. (Parent Company), Executive Vice President and Head of Affiliate Management

Brandes Investment Partners, L.P. (“Brandes”) is an investment sub-advisor for the American Beacon Emerging Markets Fund.  The principal address of Brandes is 11988 El Camino Real, Suite 600, San Diego, CA 92130.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Brandes is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Brandes	Other Substantial Business and Connections
Charles H. Brandes; Chairman	None
Glenn R. Carlson; Executive Director	None
Jeffrey A. Busby; Executive Director	None
Ian N. Rose; General Counsel	None
Brent V. Woods; Chief Executive Director	None
Gregory S. Houck; Managing Director of Operations	None
Gary K. Iwamura; Finance Director	None
Roberta L. Loubier; Global Head of Compliance, Chief Compliance Officer	None

Brandywine Global Investment Management, LLC (“Brandywine”) is an investment sub-advisor for the American Beacon Flexible Bond Fund, American Beacon Balanced Fund, American Beacon Large Cap Value Fund, and American Beacon Small Cap Value Fund.  The principal address of Brandywine is 2929 Arch Street, 8th Floor, Philadelphia, PA 19104.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Brandywine is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Brandywine	Other Substantial Business and Connections
David F. Hoffman, Senior Managing Director	None
Mark P. Glassman, Chief Administrative Officer	None
Patrick S. Kaser, Managing Director	None
Paul R. Lesutis, Senior Managing Director	None
Henry F. Otto, Senior Managing Director	None
Stephen S. Smith, Senior Managing Director	None
Adam B. Spector, Managing Director	None
Steven M. Tonkovich, Senior Managing Director	None
Edward A. Trumpbour, Senior Managing Director	None
Edward A. Whitaker, Jr., Managing Director	None
Thomas C. Merchant, Secretary	None
Elisabeth F. Craig, Assistant Secretary	None

Bridgeway Capital Management, Inc. (“Bridgeway”) is an investment sub-advisor for the American Beacon Bridgeway Large Cap Value Fund.  The principal address of Bridgeway is 20 Greenway Plaza, Suite 450, Houston, Texas 77046.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Bridgeway is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Bridgeway	Other Substantial Business and Connections
John N. R. Montgomery, Director/Chairman of the Board of Directors/Chief Investment Officer	Vice President and Director, Bridgeway Funds, Inc.
Linda G. Giuffre, Chief Compliance Officer	Chief Compliance Officer and Treasurer, Bridgeway Funds, Inc.
Michael D. Mulcahy, Director/President/Chief Operating Officer	President and Director, Bridgeway Funds, Inc.
Von D. Celestine, Treasurer/Vice President/Secretary	None
Richard P. Cancelmo, Vice President	Vice President, Bridgeway Funds, Inc.
Franklin J. Montgomery, Director	Andover Properties, Ltd. – Owner Andover Richmond Apartment, Ltd. – General Partner
Ann M. Montgomery, Director	Sage Education Group, LLC - Owner

Calamos Advisors, LLC (“Calamos”) is an investment sub-advisor for the American Beacon Retirement Income and Appreciation Fund.  The principal address of Calamos is 2020 Calamos Court, Naperville, IL 60563-2787.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Calamos is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Calamos	Other Substantial Business and Connections
John P. Calamos; CEO, Global Co-CIO	Member of Board of Trustees of Benedictine University Member of Board of Trustees of Illinois Institute of Technology Board of Directors – National Hellenic Museum Board of Directors – Choose DuPage
Gary D. Black; EVP, Global Co-CIO	None
J. Christopher Jackson; SVP, General Counsel and Secretary	None
Nimish S. Bhatt; SVP, Chief Financial Officer, Head of Fund Administration	None
Elizabeth A. Watkins; VP, Chief Compliance Officer	None

Causeway Capital Management, LLC (“Causeway”), a Delaware limited liability company, is a registered investment adviser and is an investment sub-advisor for the American

Beacon International Equity Fund.  The principal address of Causeway is 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025.   Information as to the officers and directors of the Investment Adviser is included in its Form ADV, as filed with the Securities and Exchange Commission (CRD number 113308), and is incorporated herein by reference.

Crescent Capital Group LP (“Crescent Capital”) is the investment sub-advisor for the American Beacon Crescent Short Duration High Income Fund, whose principal office is located at 11100 Santa Monica Blvd., Suite 2000, Los Angeles, CA 90025.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Crescent Capital is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Crescent Capital	Other Substantial Business and Connections
Mark L. Attanasio, Managing Partner	Chairman and Principal Owner of the Milwaukee Brewers Baseball Club

Dean Capital Management, LLC (“Dean”) is an investment sub-advisor for the American Beacon Small Cap Value II Fund.  The principal address of Dean is 7450 West 130th Street, Suite 150, Overland Park, KS 66213.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Dean is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Dean	Other Substantial Business and Connections
Douglas A. Leach; Chief Compliance Officer	None
Kevin E. Laub; LLC Member	None
Patrick J. Krumm; LLC Member	None
Steven D. Roth; LLC Member	None
Stephen M. Miller; LLC Member	None

Dreman Value Management, LLC (“Dreman”) is an investment sub-advisor for the American Beacon Small Cap Value Fund.  The principal address of Dreman is 777 South Flagler Drive, Suite 800-West Tower, West Palm Beach, FL 33401.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Dreman is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Dreman	Other Substantial Business and Connections
Emory C. Hoover; Chief Investment Officer and Managing Director	None
Mark J. Roach; Managing Director	None
David N. Dreman; Chairman	None
Nelson P. Woodard; Co-Chief Investment Officer and Managing Director	None
David H. Kanefsky; General Counsel and Chief Compliance Officer	None
Andrew A. Romanello; Chief Financial Officer	None

Earnest Partners (“Earnest”) is an investment sub-advisor for the American Beacon Earnest Partners Emerging Markets Equity Fund.  The principal address of Earnest is 1180 Peachtree Street, Suite 2300 Atlanta, GA 30309.

Set forth below is the information as to any business, profession, vocation or employment of a substantial nature in which each officer and director of Earnest is, or at any time during the past two fiscal years has been, engaged in his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Earnest	Other Substantial Business and Connections
Paul E. Viera; CEO & Manager	Managing Member of Westchester Limited, LLC; Manager, GREYBULL Partners LLC
John G. Whitmore, COO	COO, GREYBULL Partners LLC; Secretary, Westchester Limited, LLC
James M. Wilson, CCO and Secretary	CCO and Secretary, GREYBULL Partners LLC

Fox Asset Management, LLC (“Fox”) is an investment sub-advisor for the American Beacon Small Cap Value II Fund.  The principal address of Fox is 1040 Broad Street, Suite 203, Shrewsbury, NJ 07702.

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) and Fox Asset Management LLC (File No. 801-60656) filed with the Commission, all of which are incorporated herein by reference.

Franklin Advisers, Inc. (“Franklin”) is an investment sub-advisor for the American Beacon High Yield Bond Fund.  The principal address of Franklin is One Franklin Parkway, San Mateo, CA 94403-1906.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Franklin is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Franklin	Other Substantial Business and Connections
Edward B. Jamieson; Director, President and CIO	None
Kenneth A. Lewis; Chief Financial Officer	None
Craig S. Tyle; Chief Legal Officer	None
John M. Lusk; Director and Vice President	None
Breda M. Beckerle; Chief Compliance Officer	None
Mark L. Constant; Treasurer	None
William Y. Yun; Executive Vice President	None
Madison S. Gulley; Executive Vice President	None
Rupert H. Johnson, Jr.; Director	None
Christopher J. Molumphy; Director and Executive Vice President	None

GAM International Management, LTD. (“GAM”) is an investment sub-advisor for the American Beacon Flexible Bond Fund.  The principal address of GAM is 12 St. James Place, London SW1A 1NX, United Kingdom.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of GAM is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with GAM	Other Substantial Business and Connections
Andrew N. Hanges, Chief Executive Officer & Chairman of the Board	None
Nikki M. Cagan, Chief Compliance Officer	None

Global Evolution USA, LLC (“Global Evolution”) is an investment sub-advisor for the American Beacon Global Evolution Frontier Markets Income Fund.  The principal address of Global Evolution is 655 North Central Avenue #1714, Glendale, California 91203.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Global Evolution is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Global Evolution	Other Substantial Business and Connections
Soren Rump, Chief Executive Officer	None
Morten Bugge, Chief Investment Officer	None

Holland Capital Management LLC (“Holland”) is the investment sub-advisor for the American Beacon Holland Large Cap Growth Fund.  The principal address of Holland is One North Wacker Drive, Suite 700, Chicago, Illinois 60606.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Holland is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Holland	Other Substantial Business and Connections
Louis A. Holland; Director	Consultant: Cumota LLC; Cumota Consulting LLC; Brickland Partners, Inc.
Monica L. Walker; President, Chief Investment Officer – Equity; Director; Former Managing Director, Managing Partner and Portfolio Manager	None
Laura J. Janus; Chief Investment Officer – Fixed Income; Director; Former Managing Partner and Portfolio Manager	None
Susan M. Chamberlain; Chief Compliance Officer	None

Hotchkis and Wiley Capital Management, LLC (“Hotchkis”) is an investment sub-advisor for the American Beacon Balance Fund, American Beacon Large Cap Value Fund, and American Beacon Small Cap Value Fund.  The principal address of Hotchkis is 725 South Figueroa Street, 39th Floor, Los Angeles, CA 90012-5439.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Hotchkis is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Hotchkis	Other Substantial Business and Connections
George H. Davis; Chief Executive Officer and Executive Committee Member	Trustee of the Hotchkis & Wiley Funds and Director of Hotchkis & Wiley (UK) Limited.
James E. Menvielle; Chief Financial Officer	Vice President and Treasurer of the Hotchkis & Wiley Funds and director of Hotchkis & Wiley (UK) Limited and Hotchkis & Wiley (Luxembourg) S.A..
Anna Marie S. Lopez; Chief Operating Officer	President of the Hotchkis & Wiley Funds and director of Hotchkis & Wiley (UK) Limited and Hotchkis & Wiley (Luxembourg) S.A..
Tina H. Kodama; Chief Compliance Officer	Vice President and Chief Compliance Officer of the Hotchkis & Wiley Funds

Lazard Asset Management, LLC (“Lazard”) is an investment sub-advisor for the American Beacon International Equity Fund.  The principal address of Lazard is 30 Rockerfeller Plaza, 55th Floor, New York, NY 10112.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Lazard is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Lazard	Other Substantial Business and Connections
Ashish Bhutani; Director, CEO	Vice Chairman, Lazard Ltd.
Gerard B. Mazzari; COO	Chief Financial Officer, Lazard Asset Management Securities, LLC
Nathan A. Paul; General Counsel	Vice President and Secretary of the Fund; Chief Legal Officer of Lazard Asset Management Securities, LLC
Brian D. Simon; Chief Compliance Officer	Managing Director of Lazard Asset Management, LLC
Kenneth M. Jacobs; Director	None
Alexander F. Stern; Director	None
Charles Carroll; Deputy Chairman	Head of Global Marketing, Lazard Asset Management, LLC; Chief Executive Officer
Andrew Lacey; Deputy Chairman	None
John Reinsberg; Deputy Chairman	None
Robert P. DeConcini; Chairman	None
Andreas Huebner; Senior Managing Director	None
Robert Prugue; Senior Managing Director	None
Bill Smith; Senior Managing Director	None

Lee Munder Capital Group, LLC (“LMCG”) is an investment sub-advisor for the American Beacon Mid-Cap Value Fund.  The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, MA, 02116.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of LMCG is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with LMCG	Other Substantial Business and Connections
Jeffrey Davis, Chief Investment Officer	Member of the Presidential Advisory Council, Non-Trustee Member of the Investment Committee for the Endowment and Pension Fund

Lee Munder, Founding partner/general	Managing Partner, Rednum Family Investments, LP
Richard H. Adler, Board Member
President & CEO, Board Member Convergent Capital Management; Board Member, AMBS Investment Counsel, LLC; Board Member, CCM Advisors, LLC; Board Member, Clifford Swan Investment Counsel; Board Member, Convergent Wealth Advisors; Board Member, Mid-Continent Capital; Board Member, SKBA Capital Management; Board Member, City National Asset Management; Board Member, Rochdale Investment Management LLC

William J. Freeman, Board Member
Senior Vice President, Director of Corporate Development for the Wealth Management Affiliates; Board Member, Convergent Capital Management, LLC; Board Member, Convergent Wealth Advisors, Board Member, City National Asset Management Inc., Board Member, Clifford Swan Investment Counsel; Board Member, City National Securities, Inc.; Board Member, Rochdale Investment Management, LLC

Richard S. Gershen, Board Member	Executive Vice President, Wealth Management; City National Bank; Board Member, Convergent Capital Management LLC; Board Member, Convergent Wealth Advisors

Logan Circle Partners, L.P. (“Logan”) is an investment sub-advisor for the American Beacon High Yield Bond Fund.  The principal address of Logan is 1717 Arch Street, Suite 1500; Philadelphia, PA 19103.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Logan is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Logan	Other Substantial Business and Connections
Jude T. Driscoll; CEO/Chief Investment Officer	None
Jennifer E. Vollmer; General Counsel	None
William C. Gadsden; Chief Operating Officer	None

           Massachusetts Financial Services Company (“MFS”) serves as an investment sub-adviser for the American Beacon Large Cap Value Fund.  The principal address of MFS is 111 Huntington Avenue, Boston, MA 02199.  MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which in turn is an indirect majority-owned subsidiary of Sun

Life Financial, Inc. (a diversified financial services company), located at Sun Life Financial Centre, 150 King Street West, Toronto, Ontario, Canada.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director and principal executive officer of MFS is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with MFS	Other Substantial Business and Connections During the Past Two Fiscal Years
Robert J. Manning; Director, Chief Executive Officer & Chairman of the Board of Directors	Trustee of various funds within the MFS Funds complex+
Mark N. Polebaum; Executive Vice President, General Counsel & Secretary	None+
Michael W. Roberge; President, Chief Investment Officer, Director of Global Research, and Director	None+
Amrit Kanwal; Executive Vice President and Chief Financial Officer	None+
David A. Antonelli; Vice Chairman	None+
Robin A. Stelmach; Executive Vice President and Chief Operating Officer	Trustee of various funds within the MFS Funds complex+
Carol W. Geremia; Executive Vice President	None+
James A. Jessee; Executive Vice President	None+
Timothy M. Fagan; Chief Compliance Officer	None+
Thomas A. Bogart; Director	Executive Vice President, Corporate Development and General Counsel of Sun Life Financial Inc.
Colm J. Freyne; Director	Executive Vice President and Chief Financial Officer of Sun Life Financial, Inc.

+Certain principal executive officers and directors of Massachusetts Financial Services Company ("MFS") serve as officers or directors of some or all of MFS’ corporate affiliates and certain officers of MFS serve as officers of some or all of the MFS Funds and/or officers or directors of certain MFS non-U.S. investment companies. Except as set forth above or in Schedules B and D of Form ADV filed by MFS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-17352), each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer of MFS or certain of MFS' corporate affiliates.

The identity of those corporate affiliates is identified below or is incorporated by reference from Schedules B and D of such Form ADV.

Investment Adviser Corporate Affiliate	Address
MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 07618 U.S.A.
MFS Fund Distributors, Inc.	111 Huntington Ave., Boston, Massachusetts 07618 U.S.A.
MFS Service Center Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.
MFS International LTD.	Canon's Court, 22 Victoria Street, Hamilton, HM12, Bermuda
MFS International (U.K.) Limited	Paternoster House, 65 St. Paul 's Churchyard, London EC4M 8AB, U.K.
MFS International (Hong Kong) Limited	Wheelock House, 20 Pedder Street, Level 19, Suite 1901, Central, Hong Kong
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 – 11o Andar, conjunto 111, Itaim Bibi, Sao Paulo, SP, Brazil 04534-004
MFS International Singapore PTE. LTD.	501 Orchard Road, #13-01/03/04 Wheelock Place Singapore 238880
MFS Investment Management Company (LUX.) S.a.r.l.	19, Rue de Bitbourg, L-1273 Luxembourg
MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 07618 U.S.A.
3060097 Nova Scotia Company	1959 Upper Water Street Suite 1100, Halifax, Nova Scotia, Canada B3J3N2
MFS Investment Management Canada Limited	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7
MFS Bermuda Holdings LTD.	Canon's Court 22 Victoria Street Hamilton, HM 12, Bermuda
MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 07618 U.S.A.

The MFS Funds include the following.  The address of the MFS Funds is:  111 Huntington Ave., Boston, MA  02199.

Massachusetts Investors Trust
Massachusetts Investors Growth Stock Fund
MFS Series Trust I
MFS Series Trust II
MFS Series Trust III
MFS Series Trust IV
MFS Series Trust V

MFS Series Trust VI
MFS Series Trust VII
MFS Series Trust VIII
MFS Series Trust IX
MFS Series Trust X
MFS Series Trust XI
MFS Series Trust XII
MFS Series Trust XIII
MFS Series Trust XIV
MFS Series Trust XV
MFS Series Trust XVI
MFS Municipal Series Trust
MFS Variable Insurance Trust
MFS Variable Insurance Trust II
MFS Variable Insurance Trust III
MFS Institutional Trust
MFS California Municipal Fund
MFS Charter Income Trust
MFS Government Markets Income Trust
MFS High Income Municipal Trust
MFS High Yield Municipal Trust
MFS InterMarket Income Trust I
MFS Intermediate High Income Fund
MFS Intermediate Income Trust
MFS Investment Grade Municipal Trust
MFS Municipal Income Trust
MFS Multimarket Income Trust
MFS Special Value Trust

Morgan Stanley Investment Management, Inc. (“Morgan Stanley IM”) is an investment sub-advisor for the American Beacon Emerging Markets Fund.  The principal address of Morgan Stanley IM is 522 Fifth Avenue, New York, NY 10036.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Morgan Stanley IM is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Morgan Stanley IM	Other Substantial Business and Connections
Gregory J. Fleming Managing Director and President	Chairman, Chief Executive Officer and President of Morgan Stanley Smith Barney.
Christopher O’Dell Managing Director and Secretary	Managing Director and Secretary of Morgan Stanley Distribution Inc. and Morgan Stanley Services Company Inc.; Secretary of other entities affiliated with Morgan Stanley IM.

Stefanie Chang Yu Managing Director and Chief Compliance Officer	Chief Compliance Officer of the Morgan Stanley Funds.
Jeffrey Gelfand Managing Director and Chief Financial Officer	Chief Financial Officer and Treasurer of Morgan Stanley Distribution Inc., Chief Financial Officer of Morgan Stanley Services Company Inc. and Morgan Stanley Smith Barney.
Mary Alice Dunne Managing Director and Director	None.
Arthur Lev; Managing Director and Director	Managing Director of Morgan Stanley Distribution Inc. and Morgan Stanley Services Company Inc.
James Janover Managing Director and Director	None.
Kevin Klingert Managing Director and Director	Managing Director and Director of Morgan Stanley Services Company Inc.
Karen Cassidy Managing Director and Treasurer	Treasurer of other entities affiliated with Morgan Stanley IM.
John Chiota Executive Director and Chief Anti-Money Laundering Officer	Anti-Money Laundering Officer of other entities affiliated with Morgan Stanley IM.

NISA Investment Advisors, LLC (“NISA”) is an investment sub-advisor for the American Beacon Treasury Inflation Protected Securities Fund.  The principal address of NISA is 150 North Meramec Avenue, Suite 640, St. Louis, MO 63105-3753.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of NISA is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with NISA	Other Substantial Business and Connections
Jess B. Yawitz; Chairman & Chief Executive Officer & Managing Member	None
William J. Marshall; President & Managing Member	None
Bella L.F., Sanevich; General Counsel & Member	None
Ellen D. Dennis; Chief Risk Officer	None
Kenneth L. Lester; Managing Director, Portfolio Management & Member	None
Marianne O’Doherty; Chief Compliance Officer	None
David G. Eichhorn; Managing Director, Investment Strategies & Member	None
Clarence R. Krebs; Director, Client Services & Member	None
Paul L. Jones; Director, Equity Portfolio Management	None
Joseph A. Murphy; Director, Portfolio Management	None
Anthony R. Pope; Managing Director, Portfolio Management & Member	None
Gregory J. Yess; Managing Director, Client Services & Member	None

Name; Current Position with NISA	Other Substantial Business and Connections
Jess B. Yawitz; Chairman & Chief Executive Officer & Managing Member	None
William J. Marshall; President & Managing Member	None
Bella L.F., Sanevich; General Counsel & Member	None
Ellen D. Dennis; Chief Risk Officer	None
Kenneth L. Lester; Managing Director, Portfolio Management & Member	None
Marianne O’Doherty; Chief Compliance Officer	None
David G. Eichhorn; Managing Director, Investment Strategies & Member	None
Clarence R. Krebs; Director, Client Services & Member	None
Paul L. Jones; Director, Equity Portfolio Management	None
Joseph A. Murphy; Director, Portfolio Management	None
Anthony R. Pope; Managing Director, Portfolio Management & Member	None
Gregory J. Yess; Managing Director, Client Services & Member	None

Opus Capital Group, LLC (“Opus”) is the investment sub-advisor for the American Beacon Small Cap Value Fund.  The principal address of Opus is 221 East Fourth Street, Suite 2700, Cincinnati, OH 45202.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Opus is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Opus	Other Substantial Business and Connections
Jakki L. Haussler; Chairman & Chief Executive Officer	Board of Director of Cincinnati Bell Inc.
Leonard A. Haussler; President	None
Joseph P. Condren; Chief Operating Officer & Chief Compliance Officer	None
Kevin P. Whelan; Vice President	None
Jonathon M. Detter; Vice President	None

Pacific Investment Management Company, LLC (“PIMCO”) is an investment sub-advisor for the American Beacon Flexible Bond Fund.  The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of PIMCO is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with PIMCO	Other Substantial Business and Connections
Mohamed A. El-Erian; Managing Director, Executive Committee, Chief Executive Officer and Co-Chief Investment Officer	Senior Vice President of the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Formerly President and CEO of Harvard Management Co.
Jennifer E. Durham; Chief Compliance Officer and Executive Vice President	Chief Compliance Officer, the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust
William H. Gross; Managing Director, Executive Committee and Chief Investment Officer	Director and Vice President, StocksPLUS Management, Inc. Senior Vice President of the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust

Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust
Neel T. Kashkari; Managing Director
Trustee and President of the Trust and PIMCO Equity Series VIT. Formerly Interim Assistant Secretary for Financial Stability, Assistant Secretary for International Economics and Senior Advisor to Secretary Paulson, United States Department of Treasury

Douglas M. Hodge; Managing Director and Chief Operating Officer
Senior Vice President of the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Trustee, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Europe Ltd., PIMCO Asia Pte Ltd., PIMCO Australia Pty Ltd, PIMCO Japan Ltd. and PIMCO Asia Limited (Hong Kong)

David C. Flattum; Managing Director and General Counsel	Chief Legal Officer of the Trust, PIMCO Equity Series VIT, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust
Brent R. Harris; Managing Director and Executive Committee Member
Director and President, StocksPLUS Management, Inc. Trustee and Chairman of the Trust and PIMCO Equity Series VIT. Trustee, Chairman and President of PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Director, PIMCO Luxembourg S.A. and PIMCO Luxembourg II

Ki M. Hong; Managing Director	Formerly, Vice Chairman of Asia Pacific, Bank of America Merrill Lynch
Sabrina C. Callin; Managing Director	Acting Head of PIMCO Advisory; and Vice President, StocksPLUS Management, Inc.
Makoto Takano; Managing Director	Director and President, PIMCO Japan Ltd.
Joseph V. McDevitt; Managing Director	Director and Chief Executive Officer, PIMCO Europe Limited.

Penn Capital Management Company, Inc. (“PENN”) is an investment sub-advisor for the American Beacon High Yield Bond Fund.  The principal address of PENN is Three Crescent Drive, Suite 400, Philadelphia, PA 19112.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of PENN is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with PENN	Other Substantial Business and Connections
Marcia A. Hocker; President	None
Richard A. Hocker; Chief Executive Officer & Chief Investment Officer	None
Gerald McBride; Chief Financial Officer & Chief Operating Officer	None
John G. Livewell; Chief Compliance Officer	None
Eric Green; Director of Research & Senior Portfolio Manager	None
Christian M. Noyes; Director of Marketing & Client Services/ Senior Managing Partner	None
Scott D. Schumacher; Senior Portfolio Manager, Senior Managing Partner	None
J. Paulo Silva; Senior Portfolio Manager	None

Pzena Investment Management, LLC (“Pzena”) is an investment sub-advisor for the American Beacon Mid-Cap Value Fund.  The principal address of Pzena is 120 West 45th Street, 20th Floor, New York, NY 10036.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Pzena is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Pzena	Other Substantial Business and Connections
John P. Goetz; Managing Principal, Co-Chief Investment Officer, and Member with Class B Units	None
Richard S. Pzena; Managing Principal; Chief Executive Officer, Co-Chief Investment Officer, and Member with Class B Units	None
William L. Lipsey; Managing Principal, Marketing & Client Services, and Member with Class B Units	None
Joan F. Berger; General Counsel, Chief Compliance Officer, and Member with Class B Units	None
Gary J. Bachman; Chief Financial Officer (Gary only has Class A common stock	None
Benjamin Silver; Co-Director of Research, Portfolio Manager, and Member with Class B Units	None
Antonio DeSpirito; Managing Principal, Portfolio Manager, Executive Vice President and Member with Class B Units	None

Michael D. Peterson; Managing Principal, Portfolio Manager, Executive Vice President and Member with Class B Units	None

Signia Capital Management, LLC (“Signia”) is an investment sub-advisor for the American Beacon Small Cap Value II Fund.  The principal address of Signia is 108 N. Washington St., Suite 305, Spokane, WA 99201.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Signia is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Signia	Other Substantial Business and Connections
Richard S. Beaven; Operating Member	None
Anthony L. Bennett; Manager/Operating Member	None
Daniel E. Cronen; Operating Member	None
David C. Krebs; Chief Compliance Officer/Operating Member	None
Lawrence G. Braitman; Non-Operating Member	Playkast
Paul Greenwood; Non-Operating Member	Northern Lights Ventures
Richard L. Thompson; Non-Operating Member	Signia Venture Partners

Standish Mellon Asset Management Company, LLC (“Standish”) is an investment sub-advisor for the American Beacon Treasury Inflation Protected Securities Fund.  The principal address of Standish is BNY Mellon Center, 201 Washington Street, Suite 2900, Boston, MA 02108-4408.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Standish is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Standish	Other Substantial Business and Connections
James D. MacIntyre; President and Chief Executive Officer, Board Member	None
Julia Braithwaite; Chief Compliance Officer, Secretary	None
Steven Lipiner; Treasurer	None
Mitchell E. Harris; Chairman of Fixed Income Cash and Currency Group, Executive Chairman Board Member, Trustee of Sole Owner	None
Alexander B. Over; Managing Director of Global Sales and Marketing, Board Member, Chief Executive Officer of BNY Mellon Asset Management (UK) Ltd.	None
John A. Park; Trustee of Sole Owner	None
Phillip N. Maisano; Board Member	None
Edward H. Ladd; Board Member	None

Stephens Investment Management Group, LLC (“SIMG”) is the investment sub-advisor for the American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund.  The principal address of SIMG and Stephens Inc. is 111 Center Street, Little Rock, Arkansas 72201.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of SIMG is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with SIMG	Other Substantial Business and Connections
Joseph W. Simpson; President and Chief Executive Officer, Manager	Executive Vice President, Stephens Inc.
Ryan E. Crane; Chief Investment Officer, Manager, Member Class B	Senior Vice President, Stephens Inc.
Michael W. Nolte; Chief Operating Officer, Senior Vice President, Manager	Senior Vice President, Stephens Inc.
David C. Prince; Chief Compliance Officer, General Counsel	Senior Vice President, Stephens Inc.

Strategic Income Management, LLC (“SiM”) is the investment sub-advisor for the American Beacon SiM High Yield Opportunities Fund.  The principal address of SiM is 720 Olive Way, Suite 1675, Seattle, WA 98101.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of SiM is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with SiM	Other Substantial Business and Connections
Randall L. Yoakum; Manager, Member, Chief Executive Officer	None
Gary J. Pokrzywinski; Manager, Member, Chief Investment Officer	None
Timothy T. Black; Elected Manager, Chief Compliance Officer, Chief Operating Officer	Partner in IV Technologies LLC

Sustainable Growth Advisers, LP (“SGA”) is the investment sub-advisor for the American Beacon SGA Global Growth Fund.  The principal address of SGA is 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of SGA is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with SGA	Other Substantial Business and Connections
George P. Fraise, Co-Founder	None
Gordon Marchand, Co-Founder	Board Director- Chase Investment Counsel; Board Director- Zounds Hearing Inc.
Robert L. Rohn, Co-Founder	None

Templeton Investment Counsel, LLC (“Templeton”) is an investment sub-advisor for the American Beacon International Equity Fund.  The principal address of Templeton is 300 Southeast 2nd Street, Ft. Lauderdale, FL 33301.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Templeton is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Templeton	Other Substantial Business and Connections
Donald F. Reed; Chief Executive Officer and Chairman	None

Cynthia L. Sweeting; President/Director of Portfolio Management for the Templeton Global Equity Group	None
Antonio T. Docal; Executive Vice President and Portfolio Manager	None
Neil Devlin; Executive Vice President and Portfolio Manager	None
Craig S. Tyle; Chief Legal Officer	None
Mark L. Constant; Treasurer	None
Michael J. D’Agrosa; Chief Compliance Officer	None
Gregory E. McGowan; Exec. Vice President	None
Madison S. Gulley; Executive Vice President	None

The Boston Company Asset Management, LLC (“Boston Company”) is an investment sub-advisor for the American Beacon Small Cap Value Fund and the American Beacon Emerging Markets Fund.  The principal address of Boston Company is One Boston Place, Boston, MA 02108.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Boston Company is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Boston Company	Other Substantial Business and Connections
Bart A. Grenier; Chairman, Chief Executive Officer & Chief Investment Officer/Manager	None
Joseph P. Gennaco – President and Chief Operating Officer	None

The London Company Of Virginia, LLC (“London Company”) is the investment sub-adviser for the American Beacon London Company Income Equity Fund.  The principal place of business address of London Company is 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of London Company is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with London Company	Other Substantial Business and Connections During the Past Two Fiscal Years
Stephen, M. Goddard, Founder, Chief Executive Officer and Chief Investment Officer	None

Jonathan Moody, Principal and Portfolio Manager	None
Andrew Wetzel, Chief Compliance Officer	None

Zebra Capital Management, LLC (“Zebra”) is the investment sub-advisor for the American Beacon Zebra Large Cap Equity Fund and American Beacon Zebra Small Cap Equity Fund.  The principal address of Zebra is 612 Wheelers Farms Rd., Milford, CT 06461.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Zebra is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name; Current Position with Zebra	Other Substantial Business and Connections
Peter A. Schaffer; Chief Operating Officer, Chief Compliance Officer	None
Roger G. Ibbotson; Managing Member	None

Information as to the officers and directors of each of the above investment advisers may also be included in that adviser's current Form ADV filed with the SEC and is incorporated by reference herein.

Item 32.         Principal Underwriter

(a)           Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Select Funds
4.	Avenue Mutual Funds Trust
5.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
6.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
7.	Bridgeway Funds, Inc.
8.	Broadmark Funds
9.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
10.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
11.	Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust
12.	Direxion Shares ETF Trust
13.	Exchange Traded Concepts Trust II
14.	FlexShares Trust
15.	Forum Funds
16.	Forum Funds II
17.	FQF Trust
18.	FSI Low Beta Absolute Return Fund
19.	Gottex Multi-Alternatives Fund - I
20.	Gottex Multi-Alternatives Fund - II
21.	Gottex Multi-Asset Endowment Fund - I
22.	Gottex Multi-Asset Endowment Fund – II

23.	Gottex Trust
24.	Henderson Global Funds
25.	Infinity Core Alternative Fund
26.	Ironwood Institutional Multi-Strategy Fund LLC
27.	Ironwood Multi-Strategy Fund LLC
28.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
29.	Manor Investment Funds
30.	Nomura Partners Funds, Inc.
31.	Outlook Funds Trust
32.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
33.	Pine Grove Alternative Fund
34.	Pine Grove Alternative Institutional Fund
35.	Plan Investment Fund, Inc.
36.	PMC Funds, Series of Trust for Professional Managers
37.	Precidian ETFs Trust
38.	Quaker Investment Trust
39.	Renaissance Capital Greenwich Funds
40.	RevenueShares ETF Trust
41.	Salient MF Trust
42.	Scotia Institutional Funds (f/k/a DundeeWealth Funds)
43.	Sound Shore Fund, Inc.
44.	Steben Select Multi-Strategy Fund
45.	The Roxbury Funds
46.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
47.	Turner Funds
48.	Wintergreen Fund, Inc.

(b)           The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)           Not applicable.

Item 33.      Location of Accounts and Records

The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust's custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; 3) Boston Financial Data Services, an affiliate of the Trust’s transfer agent, 330 West 9th St., Kansas City, Missouri 64105; 4) Mastercraft, 3021 Wichita Court, Fort Worth, Texas 76140; or 5) the Trust's investment advisers at the addresses listed in Item 31 above.

Item 34.      Management Services

Not applicable.

Item 35.      Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 196 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on July 7, 2014.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 196 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	July 7, 2014
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	July 7, 2014
Melinda G. Heika

Gerard J. Arpey*	Trustee	July 7, 2014
Gerard J. Arpey

W. Humphrey Bogart*	Trustee	July 7, 2014
W. Humphrey Bogart

Brenda A. Cline*	Trustee	July 7, 2014
Brenda A. Cline

Eugene J. Duffy*	Trustee	July 7, 2014
Eugene J. Duffy

Thomas M. Dunning*	Trustee	July 7, 2014
Thomas M. Dunning

Alan D. Feld*	Trustee	July 7, 2014
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	July 7, 2014
Richard A. Massman

Barbara J. McKenna*	Trustee	July 7, 2014
Barbara J. McKenna

R. Gerald Turner*	Trustee	July 7, 2014
R. Gerald Turner

*By      /s/ Rosemary K. Behan
    Rosemary K. Behan
    Attorney-In-Fact

EXHIBIT INDEX

Type:	Description:
99.(h)(14)(R)	Fee Waiver/Expense Reimbursement Agreement for the American Beacon Crescent Short Duration High Income Fund
99.(p)(39)	Code of Ethics for Crescent Capital Group LP
Other Exhibits
Powers of Attorney for Trustees of American Beacon Funds and the American Beacon Select Funds, dated June 5, 2014